As filed with the Securities and Exchange Commission on March 30, 2001

                        File Nos. 333-84031 and 811-09509

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 4

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 6

                             NBP TRUECROSSING FUNDS

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                             D. Blaine Riggle, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Harold B. Finn III, Esq.
                            Finn Dixon & Herling LLP
                               One Landmark Square
                           Stamford, Connecticut 06901


--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


         immediately upon filing pursuant to Rule 485, paragraph (b)
X        on March 30, 2001 pursuant to Rule 485, paragraph (b)

         60 days after filing pursuant to Rule 485, paragraph (a)(1) on _________________ pursuant to Rule 485, paragraph (a)(1) 75 days after filing pursuant to Rule 485, paragraph (a)(2) on _________________ pursuant to Rule 485, paragraph (a)(2)

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: NBP TrueCrossing Growth Fund, NBP TrueCrossing Technology Fund.

             NBP
         TRUECROSSING
            FUNDS

                                                  PROSPECTUS


                                                  APRIL 1, 2001
          EACH FUND
    SEEKS LONG-TERM CAPITAL
        APPRECIATION


    SHARES OF EACH FUND ARE                       NBP TRUECROSSING
  OFFERED TO INVESTORS WITHOUT                    GROWTH FUND
        ANY SALES CHARGE.


    THE SECURITIES AND EXCHANGE                   NBP TRUECROSSING
   COMMISSION HAS NOT APPROVED OR                 TECHNOLOGY FUND
          DISAPPROVED THE
FUND'S SHARES OR DETERMINED WHETHER
   THIS PROSPECTUS IS ACCURATE OR                    Managed by
              COMPLETE.
 ANY REPRESENTATION TO THE CONTRARY         [LOGO]NewBridge Partners, LLC
       IS A CRIMINAL OFFENSE.                     Investment Counsel



                           [IMAGE OF BRIDGE]

                                                               TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                            2

PERFORMANCE                                                                    6

FEE TABLES                                                                     8

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT                                   10
STRATEGIES AND PRINCIPAL RISKS

MANAGEMENT                                                                    14

YOUR ACCOUNT                                                                  17

         HOW TO CONTACT THE FUNDS                                             17
         GENERAL INFORMATION                                                  17
         BUYING SHARES                                                        18
         SELLING SHARES                                                       23
         EXCHANGE PRIVILEGES                                                  26

OTHER INFORMATION                                                             28

FINANCIAL HIGHLIGHTS                                                          30

RISK/RETURN SUMMARY

         [Margin Callout: CONCEPTS TO UNDERSTAND
         GROWTH INVESTING means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth MID-CAP STOCKS mean securities of companies the market value of which is between $1 billion and $10 billion
         LARGE-CAP STOCKS mean securities of companies the market value of which is in excess of $10 billion]

INVESTMENT GOAL The investment goal of both NBP TrueCrossing Growth Fund and NBP TrueCrossing Technology Fund (each a "Fund" and collectively the "Funds"), as managed by their investment adviser, NewBridge Partners, LLC (the "Adviser"), is long-term capital appreciation.

NBP TRUECROSSING GROWTH FUND

PRINCIPAL INVESTMENT STRATEGY The Fund intends to follow a long-term investment philosophy by investing primarily in the common stock of Mid-Cap and Large-Cap companies which appear to have growth prospects that exceed those of the overall stock market.

NBP TRUECROSSING TECHNOLOGY FUND

PRINCIPAL INVESTMENT STRATEGY The Fund intends to follow a long-term investment philosophy by investing primarily in the common stock of Mid-Cap and Large-Cap companies, which are expected to derive at least 50% of their revenues from the technology and technology-related sectors and which appear to have growth prospects that exceed those of the overall stock market. Companies that derive revenues from technology and technology related sectors include, but are not limited to, those that develop, produce and distribute products in industries such as computers, software, semiconductors, electronics, data storage, data processing, satellites, optics, telecommunications, wireless, broadband, cable, internet content, e-commerce, media and entertainment, interactive marketing and information technology services.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

NBP TRUECROSSING GROWTH FUND You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

     o    The stock market goes down
     o    The stock market undervalues the stocks in the Fund's portfolio
     o The Adviser's judgment as to the fundamentals of an issuer proves to be wrong
     o The Fund's particular investment style falls out of favor with the market
     o The Fund's investments in Mid-Cap companies, rather than Large-Cap companies, may involve greater risks, such as limited product lines, markets and financial or managerial resources

NBP TRUECROSSING TECHNOLOGY FUND You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

     o    The stock market goes down
     o    The stock market undervalues the stocks in the Fund's portfolio
     o The Adviser's judgment as to the fundamentals of an issuer proves to be wrong
     o The Fund's particular investment style falls out of favor with the market
     o The Fund's investments in Mid-Cap companies, rather than Large-Cap companies, may involve greater risks, such as limited product lines, markets and financial or managerial resources

     o Technology and technology-related companies are subject to greater competitive pressures, rapid obsolescence and greater government regulation than other companies
     o The Fund is non-diversified and therefore may focus its investments in a comparatively small number of issuers. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers

An investment in any Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST IN THE FUNDS

You may want to purchase shares of NBP TrueCrossing Growth Fund if:

     o You are willing to tolerate significant changes in the value of your investment
     o    You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk

NBP TrueCrossing Growth Fund may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need regular income or stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves

You may want to purchase shares of NBP TrueCrossing Technology Fund if:

     o You are willing to tolerate significant changes in the value of your investment
     o    You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk
     o You want an investment that pursues market trends or focuses only on particular sectors or industries

NBP TrueCrossing Technology Fund may NOT be appropriate for you if:

     o    You want a diversified portfolio of securities
     o    You need regular income or stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves
     o You do not want an investment that pursues market trends or focuses only on particular sectors or industries

PERFORMANCE

The following chart and table provides some indication of the risks of investing in NBP TrueCrossing Growth Fund by showing performance and how NBP TrueCrossing Growth Fund's returns compare to a broad measure of market performance. Performance information is not provided for NBP TrueCrossing Technology Fund because it will not have had a full calendar year of operations prior to the date of this prospectus. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart as of December 31, 2000 shows the annual total return of NBP TrueCrossing Growth Fund for the full calendar year the Fund has operated.


EDGAR Representation of Bar Chart:

2000    -20.74%


During the period shown in the chart, the highest calendar quarterly return was 12.56% (for the quarter ended March 31, 2000) and the lowest calendar quarterly return was -22.08% (for the quarter ended December 31, 2000).

The following table compares NBP TrueCrossing Growth Fund's average annual total returns as of December 31, 2000 to the S&P 500 Index.

                                 NBP TRUECROSSING              S&P
YEAR(S)                            GROWTH FUND            500 INDEX(1)
1 Year                              -20.74%                  -9.10%
Since Inception (12/20/99)          -16.25%                  -5.56%

(1)The S&P 500(R) Index is the Standard & Poor's 500 Index, a commonly recognized, unmanaged index of 500 widely held U.S. common stocks. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index.

FEE TABLES

The following tables describe the fees and expenses that you will pay if you invest in a Fund.

SHAREHOLDER FEES                                                              NBP TRUECROSSING    NBP TRUECROSSING
(fees paid directly from your investment)                                          GROWTH            TECHNOLOGY
                                                                                    FUND                FUND
   Maximum Sales Charge (Load) Imposed on Purchases                                 None                None
   Maximum Deferred Sales Charge (Load)                                             None                None
   Maximum Sales Charge (Load) Imposed on Reinvested Distributions                  None                None
   Redemption Fee                                                                   None                None
   Exchange Fee                                                                     None                None


ANNUAL FUND OPERATING EXPENSES(1)                                             NBP TRUECROSSING    NBP TRUECROSSING
(expenses that are deducted from Fund assets)                                      GROWTH            TECHNOLOGY
                                                                                    FUND                FUND
   Advisory Fees                                                                   0.70%               0.70%
   Other Expenses                                                                  3.02%               8.89%
   TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                         3.72%               9.59%
   FEE WAIVER AND EXPENSE REIMBURSEMENT(3)                                         2.22%               8.09%
   NET EXPENSES                                                                    1.50%               1.50%

(1) Based on amounts incurred during each Fund's last fiscal year as of November 30, 2000 stated as a percentage of net assets.
(2) Each Fund has adopted a distribution plan under SEC Rule 12b-1 ("12b-1 Plan") which requires further Board action and shareholder notification before the 12b-1 Plan can become effective and implemented. See "Distribution Plan" below for more information.
(3) The Adviser has contractually obligated itself through March 31, 2002 to waive its fees or reimburse expenses if total expenses of a Fund exceed 1.50%.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund, that your investment has a 5% annual return, that a Fund's operating expenses remain the same as stated in the table above, that you reinvest all distributions and redeem your shares at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
NBP TRUECROSSING GROWTH FUND         $153       $933     $1,733      $3,824
NBP TRUECROSSING TECHNOLOGY FUND     $153      $2,048    $3,773      $7,439

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND PRINCIPAL RISKS

NBP TRUECROSSING GROWTH FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long-term capital appreciation by investing in companies whose growth prospects appear to exceed those of the overall market.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in the common stock of Mid-Cap and Large-Cap companies. The Adviser analyzes the price, earnings, price histories, balance sheet characteristics, perceived management skills and perceived prospects for earnings growth when deciding which stocks to buy and sell for the Fund. The Adviser believes that earnings growth is the primary determinant of stock prices and that efficient financial markets will reward consistently above-average earnings growth with greater than average capital appreciation over the long term.

NBP TRUECROSSING TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long-term capital appreciation by investing in companies whose growth prospects appear to exceed those of the overall market.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in the common stock of Mid-Cap and Large-Cap companies that are expected to derive at least 50% of their revenues from the technology and technology-related sectors. Utilizing a bottom-up approach, the Adviser analyzes and seeks companies with above-average earnings growth, high return invested capital and strong financials and management. The Adviser may consider selling a security when these underlying fundamentals deteriorate or a better investment opportunity is identified.


PRINCIPAL INVESTMENT RISKS

GENERAL RISKS FOR BOTH FUNDS

There is no assurance either Fund will achieve its investment objective, and its net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. A Fund does not, by itself, provide a complete investment program.

All investments made by each Fund have some risk. Among other things, the market value of any security in which a Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Moreover, stock markets tend to be cyclical, with periods of generally rising prices and generally declining prices. These cycles will affect the value of each Fund.

A Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks a Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for a Fund could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of a Fund could also decrease. While the investment professionals employed by the Adviser have a number of years of prior experience in managing investment portfolios, including a mutual fund, this is the first time that the Adviser has managed a mutual fund.


SPECIFIC RISKS

NBP TRUECROSSING GROWTH FUND

For the most part, the Fund's portfolio is comprised of Mid-Cap and Large-Cap companies. Therefore, if larger companies fall out of favor among investors, the value of the Fund's shares may decline. Likewise, if smaller companies outperform these larger companies, the Fund could under-perform broader equity indices. In addition, the common stock of Mid-Cap companies tend to be less liquid than those of Large-Cap companies, with the result that the Fund's portfolio may become more volatile if and to the extent that it increases its investments in Mid-Cap companies.

NBP TRUECROSSING TECHNOLOGY FUND


Technology and Technology-Related Industries - The Fund will be subject to greater risk because of its concentration of investments in the technology sector and technology-related industries. Although the Adviser believes that investments by the Fund in the technology sector offer greater opportunity for growth of capital than investments in other industries, the value of such investments can and often does fluctuate dramatically and may expose you to greater than average financial and market risk.

Non-Diversified Status - The Fund is "non-diversified" and has the ability to take larger positions in a smaller number of issuers. Since the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a non-diversified fund, its share price may fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

TEMPORARY DEFENSIVE POSITION

In order to respond to adverse market, economic or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and prime quality equivalents such as prime commercial paper and other money market instruments. As a result, a Fund may be unable to achieve its investment objectives.

MANAGEMENT

The business of each Fund is managed under the direction of the Board of Trustees of NBP TrueCrossing Funds (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI").


ADVISER


NewBridge Partners, LLC, 535 Madison Avenue, 14th Floor, New York, New York 10022 (the "Adviser"), serves as investment adviser to each Fund. Subject to the general control of the Board, the Adviser makes investment decisions for each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.70% of the average daily net assets of each Fund.


The Adviser commenced business on March 15, 1999. As of March 1, 2001, the Adviser had over $4.13 billion of assets under management.


All  investment  decisions  for each Fund are made by a committee of  investment
professionals   and  no  other  person  is  primarily   responsible  for  making
recommendations to that committee.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum"), provide various services to each Fund. As of March 1, 2001, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $ 95 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the agent of each Fund in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of each Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan under SEC Rule 12b-1 ("12b-1 Plan"). Although the 12b-1 Plan has been adopted, further Board action and shareholder notification is required before the 12b-1 Plan can become effective. Implementing such a 12b-1 Plan would allow each Fund to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. If the 12b-1 Plan became effective, fees could be charged at an annual rate of up to 0.25% of the average daily net assets of each Fund. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges. Because the Board has not yet implemented the 12b-1 Plan, no 12b-1 Distribution Fees currently will be charged.

FUND EXPENSES


Each Fund pays for all of its expenses. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. In addition, the Adviser may undertake to reimburse the Funds for certain of their expenses. Any such waiver or reimbursement would have the effect of increasing each Fund's performance for the period during which the waiver or reimbursement undertaking was in effect.

                                                                    YOUR ACCOUNT


GENERAL INFORMATION

You may purchase, without any sales charge, and sell (redeem) shares at the net asset value of a share, or NAV, next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your transaction request in proper form prior to 4 p.m. (Eastern time) on a business day, your transaction will be priced at that day's NAV. If the Transfer Agent receives your transaction request after 4 p.m., your transaction will be priced at the next business day's NAV. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

You will receive periodic statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

Each Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which the NAV is calculated may change in case of an emergency or, if the New York Stock Exchange closes early. A Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. Each Fund values securities for which market quotations are readily available at current market value. If market quotations

[MARGIN CALLOUT: HOW TO CONTACT THE FUNDS]

WRITE TO US AT:
 NBP TrueCrossing Funds
 P.O. Box 446
 Portland, Maine 04112
OVERNIGHT ADDRESS:
 NBP TrueCrossing Funds
 Two Portland Square
 Portland, Maine 04101
TELEPHONE US TOLL-FREE AT:
 (800) 679-5707
WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
 Bankers Trust Company
 New York, New York
 ABA #021001033
 FOR CREDIT TO:
 Forum Shareholder Services, LLC
 Account #014-65-547
 NBP TrueCrossing Funds
 (Your Name)
 (Your Account Number)
are not readily available, a Fund values securities at fair value as determined by the Board (or its delegate).


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     CHECKS For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UMGA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "NBP TrueCrossing Funds" or to one or more owners of the account and endorsed to "NBP TrueCrossing Funds." For all other accounts, the check must be made payable on its face to "NBP TrueCrossing Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

     PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from a checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (800) 679-5707 to request an ACH transaction.

     WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

                                     MINIMUM INITIAL      MINIMUM ADDITIONAL
                                        INVESTMENT            INVESTMENT

Standard Account                          $2,500                 $500
Traditional and Roth IRA Accounts         $1,000                 $100
Electronic Fund Transfers                 $2,500                 $500
Systematic Investment Plans               $2,500                 $500
Exchange Privileges                       $2,500                 None

The Adviser or the Fund's administrator may, at its discretion, waive the above investment minimums.

ACCOUNT REQUIREMENTS

            TYPE OF ACCOUNT                                  REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT      o Instructions must be signed by all persons
ACCOUNTS                                         required to sign exactly as their names
Individual accounts are owned by one             appear on the account
person, as are sole proprietorship accounts.
Joint accounts have two or more owners
(tenants)

GIFTS OR TRANSFERS TO A MINOR                  o Depending  on  state  laws,  you  can set up a
(UGMA,  UTMA)                                    custodial  account  under the UGMA or the
These  custodial accounts  provide a way to      UTMA
give money to a child and obtain tax           o The custodian must sign instructions in a
benefits                                         manner indicating custodial capacity

BUSINESS ENTITIES                              o Submit a Corporate/Organization
                                                 Resolution form or similar document
                                                 (see below)

TRUSTS                                         o The trust must be established before an
                                                 account can be opened
                                               o Provide a certified trust document, or the
                                                 pages from the trust document that
                                                 identify the trustees

INVESTMENT PROCEDURES

     HOW TO OPEN AN ACCOUNT                       HOW TO ADD TO YOUR  ACCOUNT

BY CHECK                                     BY CHECK
o Call or write us for an account            o Fill out an investment slip from a
  application (and a Corporate/                confirmation statement or write us a letter
  Organization Resolution form, if           o Write your account number on your check
  applicable)                                o Mail us the slip (or your letter) and a
o Complete the application (and resolution     check
  form)
o Mail us your application (and resolution
  form) and a check
BY WIRE                                      BY WIRE
o Call or write us for an account            o Call to notify us of your incoming wire
  application (and a Corporate/              o Instruct your bank to wire your money
  Organization Resolution form, if             to us
  applicable)
o Complete the application (and resolution
  form)
o Call us to fax the completed application
  (and resolution form) and we will assign
  you an account number
o Mail us your original application (and
  resolution form)
o Instruct your bank to wire your money
  to us
BY ACH PAYMENT                               BY SYSTEMATIC INVESTMENT
o Call or write us for an account            o Complete the Systematic Investment
  application (and a Corporate/                section of the application
  Organization Resolution form, if           o Attach a voided check to your application
  applicable)                                o Mail us the completed application and the
                                               voided check
o Complete the application (and resolution
  form)
o Call us to fax the completed application
  (and resolution form) and we will assign
  you an account number
o Mail us your original application (and
  resolution form)
o We can electronically debit your purchase
  proceeds from your selected institution


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

Systematic investments must be for at least $500. The minimum initial investment must be at least $2,500.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more substantial redemptions or exchanges within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account (or another identically registered account in any other series of NBP TrueCrossing Funds or Forum Funds) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The Fund name
  o The dollar amount or number of shares you want to sell
  o How and where to send your  proceeds
o Obtain a  signature  guarantee  (if  required)
o Obtain  other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire requests are only available if your request is for $10,000 or more and you provided bank account information on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification
o Your proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


WIRE REDEMPTIONS You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $10,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC WITHDRAWAL If you own shares of a Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o    Redemption   from  an  account   for  which  the  address  or  account
          registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

     o Adding or changing: ACH or wire instructions, distribution, telephone redemption or exchange options or any other election in connection with your account

We reserve the right to require signature guarantee(s) on all redemptions.


SMALL  ACCOUNTS If the value of your account  falls below $2,500 (not  including
IRAs), a Fund may ask you to increase your balance. If the account value is still below $2,500 after 60 days, the Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of a Fund's assets).

LOST   ACCOUNTS  The  Transfer   Agent  will   consider  your  account  lost  if
correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address.

When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of the other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund Shares for Investor Shares of Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund or Investors Bond Fund (series of the Forum Funds). The minimum amount that is required to open an account in a Fund through an exchange with another fund is $2,500. Because exchanges are treated as a sale and purchase, they may have tax consequences.


REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE

BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The names of each fund you are exchanging
  o The dollar amount or number of shares you want to exchange
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which account is registered
  o Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

Each Fund declares distributions from its net investment income and pays those distributions quarterly. Any net capital gain realized by a Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund intends to operate in a manner such that it will not be subject to Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain and a Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide a Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Each Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand each Fund's financial performance for the period ended November 30, 2000. Certain information reflects financial results for a single share of a Fund. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the applicable Fund (assuming the reinvestment of all distributions). The information has been audited by Ernst & Young LLP. Each Fund's financial statements are included in the Annual Report, which is available upon request, without charge.


                                                                   NBP TRUECROSSING          NBP TRUECROSSING
                                                                     GROWTH FUND              TECHNOLOGY FUND
                                                               12/20/99(A) TO 11/30/00      5/1/00(A) TO 11/30/00
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                                               $10.00                      $10.00
Income From Investment Operations
     Net investment income (loss)                                       (0.05)                      (0.04)
     Net gain (loss) on securities (realized and unrealized)            (1.40)                      (3.42)
Total From Investment Operations                                        (1.45)                      (3.46)
Total Distributions                                                       -                           -
Ending Net Asset Value                                                  $8.55                       $6.54
OTHER INFORMATION
Ratios to Average Net Assets
     Expenses, including reimbursement/waiver of fees(b)                1.50%                       1.50%
     Expenses, excluding reimbursement/waiver of fees(b)                3.72%                       9.59%
     Net investment income (loss)(b)                                   (1.00)%                     (1.12)%
Total Return                                                           (14.50)%                    (34.60)%
Portfolio Turnover Rate                                                  11%                         11%
Net Assets at End of Period (in thousands)                             $11,648                      $2,639

(a)   Commencement of operations.
(b)  Annualized.

                                                                                                NBP TRUECROSSING

                               FOR MORE INFORMATION                                                   FUNDS

          The following documents will be available free upon request:



                           ANNUAL/SEMI-ANNUAL REPORTS                                           NBP TRUECROSSING
            Each Fund will provide annual and semi-annual reports to                               GROWTH FUND
     shareholders that will provide additional information about the Fund's investments. In each Fund's annual report, you will find a discussion of
  the market conditions and investment strategies that significantly affected                   NBP TRUECROSSING
            each Fund's performance during its preceding fiscal year.                            TECHNOLOGY FUND

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
       The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.

                              CONTACTING THE FUNDS
       You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund
                    by contacting your broker or the Fund at:

                         FORUM SHAREHOLDER SERVICES, LLC
                                  P. O. Box 446
                              Portland, Maine 04112
                              (800) 679-5707

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review each Fund's reports and SAI at the Public Reference
           Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov                                       NBP TRUECROSSING FUNDS
                                                                                                  Two Portland Square
                                                                                                 Portland, Maine 04101
         Free copies of each Fund's reports and SAI are available from                              (800) 679-5707
                       the SEC's Web Site at www.sec.gov.
                                                                                                  INVESTMENT ADVISER
                                                                                               NewBridge Partners, LLC
                                                                                            535 Madison Avenue, 14th Floor
                                                                                               New York, New York 10022
                   Investment Company Act File No. 811-09509
                                                                                             www.nbptruecrossingfunds.com


3

     NBP TrueCrossing
          Funds

                                             STATEMENT OF ADDITIONAL INFORMATION

FUND INFORMATION:                            April 1, 2001


         NBP TrueCrossing Funds
         Two Portland Square
         Portland, Maine 04101
         (800) 679-5707

INVESTMENT ADVISER:                          NBP TRUECROSSING
                                             GROWTH FUND

         NewBridge Partners, LLC
         535 Madison Avenue, 14th            NBP TRUECROSSING
         New York, New York  10022           TECHNOLOGY FUND

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 679-5707




This Statement of Additional Information, or SAI, supplements the Prospectus dated April 1, 2001, as may be amended from time to time, offering shares of NBP TrueCrossing Growth Fund and NBP TrueCrossing Technology Fund. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS


GLOSSARY                                                                       2


INVESTMENT POLICIES AND RISKS                                                  3


INVESTMENT LIMITATIONS                                                        11


PERFORMANCE DATA AND ADVERTISING                                              13


MANAGEMENT                                                                    17


PORTFOLIO TRANSACTIONS                                                        24


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                25


TAXATION                                                                      28


OTHER MATTERS                                                                 32


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1


APPENDIX B - PERFORMANCE DATA                                                B-1


APPENDIX C - MISCELLANEOUS TABLES                                            C-1

GLOSSARY

"ADVISER" means NewBridge Partners, LLC.

"BOARD" means the Board of Trustees of the Trust.

"CFTC" means the U.S. Commodities Futures Trading Commission.

"CODE" means the Internal Revenue Code of 1986, as amended.

"CUSTODIAN" means the custodian of each Fund's assets.

"FADS" means Forum Administrative Services, LLC, administrator of each Fund.

"FACS" means Forum Accounting Services, LLC, the accountant of each Fund.

"FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

"FUND" means either NBP TrueCrossing Growth Fund or NBP TrueCrossing Technology Fund.


"FUNDS" means the NBP TrueCrossing Growth Fund and the NBP TrueCrossing Technology Fund.


"FITCH" means Fitch IBCA, Inc.

"IRS" means Internal Revenue Service.

"MOODY'S" means Moody's Investors Service.

"NAV" means net asset value.

"NRSRO" means a nationally recognized statistical rating organization.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"STOCK INDEX FUTURES" means futures contracts that relate to broadly based stock indices.

"TRANSFER AGENT" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.

"TRUST" means NBP TrueCrossing Funds.

"U.S. GOVERNMENT SECURITIES" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"U.S. TREASURY SECURITIES" means obligations issued or guaranteed by the U.S. Treasury.

"1933 ACT" means the Securities Act of 1933, as amended.

"1940 ACT" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the disclosure in the Prospectus about each Fund's investment techniques, strategies and risks.

                          SECURITY RATINGS INFORMATION

Each Fund may invest in fixed income securities. Each Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund generally may only invest its assets in debt securities that, with the exception of convertible securities, are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2 (P-2)" in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

                          TEMPORARY DEFENSIVE POSITION

Each Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which each Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds.

Some money market instruments in which a Fund may invest have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, and there is generally no established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

                      HEDGING AND OPTION INCOME STRATEGIES

Each Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. Each Fund accomplishes a hedge by purchasing options to acquire securities or writing (selling) covered options on securities in which it has invested, other than for bona fide hedging purposes, by buying or selling stock index futures based in whole or in part on securities in which a Fund may invest, as well as by buying or selling options on such futures contracts.

A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of
Section 4.5 of the rules of the CFTC. Under that section, the Fund may not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such other positions would exceed 5% of each Fund's net assets.

Neither Fund has any current intention of investing in futures contracts and options thereon for purposes other than hedging.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

Each Fund may write any covered options. An option is covered if, as long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

IN GENERAL

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Bond and stock index futures contracts are bilateral agreements in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED  CALLS AND HEDGING  Each Fund may  purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices and the purchase and sale of financial futures contracts and related options. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted in this SAI, a Fund will not use leverage in its options and hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met. A Fund owns either an offsetting ("covered") position; or it owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES Each Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. Each Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by a Fund.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option a Fund pays a premium to the seller of the option. The amount of premium received or paid by a Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Each Fund may purchase call options on debt securities that the Fund's Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. Each Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection, to the extent of the call premium received less any transaction costs, against a decrease in the market price of a security.

Each Fund may purchase and write put and call options on fixed income or equity security indices in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

RISKS

A Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

o Dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.
o Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.
o The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests.
o Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.
o The possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

                               FOREIGN INVESTMENT

FOREIGN CURRENCY TRANSACTIONS

Each Fund may conduct foreign currency exchange transactions, for hedging purposes, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities each Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. Neither Fund will enter into forward contracts for speculative purposes.

If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. A Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Neither Fund has any present intention to enter into currency futures contracts or options thereon, but may do so in the future, particularly in order to hedge against the risk of foreign exchange fluctuation on foreign securities each Fund holds in its portfolio or which it intends to purchase.

FOREIGN SECURITIES

All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to each Fund's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict. Income from foreign securities will be received and realized in foreign currencies, and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Each Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that a Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities held by the Fund.

DEPOSITORY RECEIPTS

Each Fund may invest in the securities of foreign issuers directly or indirectly through sponsored or unsponsored depositary receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored or unsponsored American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), and other similar securities global instruments. ADRs are typically issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. A Fund invests in depository receipts in order to obtain exposure to foreign securities markets.

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

                              REPURCHASE AGREEMENTS

IN GENERAL

Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, a Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

                             CONVERTIBLE SECURITIES

IN GENERAL

Each Fund may invest in convertible securities. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

                       ILLIQUID AND RESTRICTED SECURITIES

Neither Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in illiquid securities.

IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, over-the-counter options, securities which are not readily marketable and, with certain exceptions, restricted securities. Restricted securities are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act. A Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINING LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                 WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the then current market values.

A Fund enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

Each Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.

                                  MISCELLANEOUS

Each Fund may hold cash or cash equivalents, such as high quality money market instruments, pending investment and to retain flexibility to pay redemptions and expenses.

INVESTMENT LIMITATIONS


For purposes of all fundamental and nonfundamental investment policies of each Fund, (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which each Fund may rely and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which each Fund may rely.


Each Fund has adopted the investment policies listed in this section which are non-fundamental policies unless otherwise noted. Except for its investment objective (see "Investment Objective, Strategies and Risks" in the Prospectus), which is fundamental, neither Fund has adopted any fundamental policies except as required by the 1940 Act.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


A fundamental policy cannot be changed without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or (2) 67% of the shares of a Fund's present or represented at a shareholder's meeting at which the holders of more than 50% of the outstanding shares of a Fund are present or represented.


DIVERSIFICATION


NBP TrueCrossing Growth Fund, as a diversified fund under the 1940 Act, may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of NBP TrueCrossing Growth Fund's total assets would be invested in the securities of a single issuer, or (2) NBP TrueCrossing Growth Fund would own more than 10% of the outstanding voting securities of any single issuer. NBP TrueCrossing Technology Fund is a non-diversified fund pursuant to the 1940 Act, but is considered diversified pursuant to the Code.


INDUSTRY CONCENTRATION


a. Each Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities").

b. For purposes of this policy (1) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (3) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone).

BORROWING


A Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 10% of the Fund's total assets. For purposes of this limitation, there is no limit on the following to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities), and (2) reverse repurchase agreements. A Fund will not purchase portfolio securities while outstanding borrowings of money exceed 5% of its total assets.


REAL ESTATE

Neither Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, securities of companies engaged in the real estate business, or in real estate investment trusts).

LENDING

a.  Neither  Fund  may  make  loans  to  other  parties.  For  purposes  of this
limitation,   entering  into  repurchase  agreements,   lending  securities  and
acquiring any debt security are not deemed to be the making of loans.

b. A Fund may not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 30% of the Fund's total assets, as determined by SEC guidelines.

COMMODITIES

Neither Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

UNDERWRITING

Neither Fund may underwrite securities issued by other persons except, to the extent that, in connection with the disposition of a Fund's assets, the Fund may be deemed to be an underwriter for purposes of the 1933 Act..

SENIOR SECURITIES

Neither Fund may issue senior securities except to the extent permitted by the 1940 Act.

LIQUIDITY

A Fund may not invest more than 15% of its net assets in illiquid securities (taken at their current value).

EXERCISING CONTROL OF ISSUERS

Neither Fund may make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

SHORT SALES AND PURCHASING ON MARGIN

a. Neither Fund may sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

b. Neither Fund may purchase securities on margin, except that a Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

SECURITIES OF INVESTMENT COMPANIES

Neither Fund may invest in the securities of any investment company, other than a money market mutual fund, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

OPTIONS AND FUTURES CONTRACTS


Each Fund may invest in futures or options  contracts  regulated by the CFTC for
(1) bona fide hedging  purposes  within the meaning of the rules of the CFTC and
(2) for other purposes if, as a result, no more than 5% of a Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.


 PERFORMANCE DATA AND ADVERTISING

                                PERFORMANCE DATA

Each Fund may quote  performance  in various ways. All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

Each Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

Each Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Each Fund's performance will fluctuate in response to market conditions and other factors.

Each Fund may reference the "New Economy" in its advertising, sales literature, shareholder reports or other materials. The Adviser considers the "New Economy" as a new "vital" era that has come into being over the last decade as a result of many forces, primarily the globalization of the world economy, the dominance of new technology and the information revolution. The Adviser believes that the vitality of the "New Economy" can be attributed to the following characteristics that it believes currently exist: the private sector has become the primary engine of economic growth; inflation is at a low rate and prices are stable; the budget is balanced or close to being balanced; tariffs on imported goods are being reduced or eliminated; restrictions on foreign investments are being removed; state-owned industries and utilities are becoming privatized; banking and telecommunication systems are more open to private ownership; and an array of competing pension options and mutual funds are now available.

                            PERFORMANCE CALCULATIONS


Each Fund's performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for each Fund.


SEC YIELD

Standardized SEC yields for each Fund used in advertising are computed by dividing each Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Funds' yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Funds' shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of each Fund are not fixed or guaranteed, and an investment in either Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of each Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare each Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. Neither Fund charges any sales charges.

Yield is calculated according to the following formula:
                    a - b
     Yield = 2[(------ + 1)6  - 1]
                     cd

     Where:
           a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

TOTAL RETURN CALCULATIONS

Each Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, each Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

     P (1+T) n = ERV

     Where:
           P  =  a hypothetical initial payment of $1,000
           T  =  average annual total return
           n  =  number of years

ERV = ending redeemable value at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

o Each Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.

o Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:

               PT  =  period total return

               The other definitions are the same as in average annual total return above

                                  OTHER MATTERS

Each Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging;
(6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federal and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account or
Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of a Fund as of one or more dates; and (10) a comparison of a Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7.00% and 12.00% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of 10 years and $3,870 and $9,646, respectively, at the end of 20 years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

Each Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

     PERIOD         SYSTEMATIC         SHARE          SHARES
                    INVESTMENT         PRICE         PURCHASED

        1              $100             $10            10.00
        2              $100             $12             8.33
        3              $100             $15             6.67
        4              $100             $20             5.00
        5              $100             $18             5.56
        6              $100             $16             6.25
 ................................................................................
                  TOTAL         AVERAGE           TOTAL
               INVESTED $600      PRICE $15.17   SHARES 41.81

In connection with its advertisements, each Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from the Adviser setting forth the reasons that the Adviser believes that it has been successful as a portfolio manager.

If a Fund invests in municipal securities and distributes Federally tax-exempt (and in certain cases state tax-exempt) dividends, the Fund may advertise the benefits of and other effects of investing in municipal securities. For instance, the Fund's advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only and not necessarily representative of the Fund's yield.

MANAGEMENT

                              TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST The business and affairs of each Fund are managed under the direction of the Board in compliance with the laws of the state of Delaware. Among its duties, the Board generally meets and reviews on a quarterly basis the actions of all of the Funds' service providers. This management also includes a periodic review of the service providers' agreements and fees charged to each Fund. The names of the Trustees and officers of the Funds, their position with the Funds, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Funds is indicated by an asterisk.

NAME, ADDRESS                           POSITION(S)                      PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                       WITH THE TRUST                   DURING THE PAST FIVE YEARS
Eric J. Gleacher                        Trustee                          Chairman and Chief Executive Officer,
   Gleacher & Co. LLC                   Nominating Committee,            Gleacher & Co., LLC
   660 Madison Avenue                   Chairperson (3)                  For more than five years
   New York, NY 10021-8405              Audit Committee, Member (2)
Born:  April 1940
 ....................................... ................................ ............................................
W. Wallace McDowell                     Trustee                          1994-present. Private Investor.
   43 Arch Street                       Audit Committee, Chairperson     1991-1994. Managing Director, MLGAL
   Greenwich, CT 06830                  Nominating Committee, Member     Partners.
Born: November 1936                                                      1983-1991. Prospect Capital Corp.
 ....................................... ................................ ............................................
Daniel B. Goldman, Esquire*             Trustee                          1994 - Present.  Partner, Kasowitz,
   Kasowitz, Benson, Torres &           Audit Committee, Member          Benson, Torres & Friedman LLP
   Friedman LLP                         Nominating Committee, Member
   1301 Avenue of the Americas
   New York, NY  10019
Born: April 1960
 ....................................... ................................ ............................................
James B. Cowperthwait*                  Chairman, Board of Trustees      1/00 - Present. Manager, Chairman, Chief
   NewBridge Partners, LLC              Valuation Committee,             Executive Officer and Chief Investment
   535 Madison Ave., 14th Floor         Chairperson(1)                   Officer, NewBridge Partners, LLC
   New York, NY  10022                                                   3/99 - 1/00. Chairman and Chief Investment
Born: September 1937                                                     Officer, NewBridge Partners, LLC
                                                                         12/92 - 3/99. Managing Director, Campbell,
                                                                         Cowperthwait, a division of U.S. Trust
                                                                         Company
 ....................................... ................................ ............................................
Erick F. Maronak*                       Trustee                          1/00 - Present. Manager, Managing Director
   NewBridge Partners, LLC              President                        and Director of Research, NewBridge
   535 Madison Ave., 14th Floor         Valuation Committee, Member      Partners, LLC
   New York, NY 10022                                                    3/99 - 1/00. Managing Director and
   Born: January 1966                                                    Director of Research, NewBridge Partners,
                                                                         LLC

                                                                         2/90 - 3/99. Portfolio Manager, Campbell,

                                                                         Cowperthwait, a division of U.S. Trust
                                                                         Company
 ....................................... ................................ ............................................
Jason E. Dahl                           Vice President                   3/99 - Present. NewBridge Partners, LLC
   NewBridge Partners, LLC              Assistant Treasurer              3/94 - 3/99. Portfolio Manager, Campbell,
   535 Madison Ave., 14th Floor         Valuation Committee, Member      Cowperthwait, a division of U.S. Trust
 ....................................... ................................ ............................................


                                       17


 ....................................... ................................ ............................................
   New York, NY 10022                                                    Company
   Born: December 1967
 ....................................... ................................ ............................................

John Y. Keffer                          Vice President                   Director, Forum Financial Group, LLC. for
   Two Portland Square                  Assistant Secretary              more than five years
   Portland, Maine 04101                                                 Sole shareholder (directly and indirectly)
   Born:  July 1942                                                      of Forum Financial Group LLC, which
                                                                         owns (directly or indirectly) Forum
                                                                         Administrative Services, LLC, Forum
                                                                         Shareholder Services, LLC, Forum
                                                                         Accounting Services, LLC, Forum
                                                                         Investment Advisors, LLC and Forum
                                                                         Fund Services, LLC
                                                                         Officer, Director or Trustee, various funds
                                                                         managed and distributed by Forum
                                                                         Administrative Services, LLC and Forum
                                                                         Fund Services, LLC

 ....................................... ................................ ............................................
Thomas G. Sheehan                       Vice President                   Managing Director and counsel, Forum
   Two Portland Square                  Assistant Secretary              Financial Group, LLC since 1993
   Portland, ME 04101                                                    Special Counsel, Division of Investment
   Born: November 1954                                                   Management SEC
                                                                         Officer, various funds managed and
                                                                         distributed by Forum Administrative
                                                                         Services, LLC and Forum Fund Services,
                                                                         LLC
 ....................................... ................................ ............................................
D. Blaine Riggle                        Secretary                        1/98 - Present. Counsel, Forum Financial
   Two Portland Square                                                   Group, LLC
   Portland, ME 04101                                                    3/97 - 1/98. Associate Counsel, Wright
   Born: November 1966                                                   Express Corporation
                                                                         1994 - 3/97.  Associate at the law firm of
                                                                         Friedman, Babcock & Gaythwaite
                                                                         Officer, various funds managed and
                                                                         distributed by Forum Fund Services, LLC
                                                                         and Forum Administrative Services, LLC
 ....................................... ................................ ............................................

Ronald H. Hirsch                        Treasurer                        9/99 - Present. Managing Director of
   Two Portland Square                                                   Operations and Finance, Forum Financial
   Portland, ME 04101                                                    Group, LLC
   Born:  October 1943                                                   1991-1998. Member of the Board,

                                                                         Citibank Germany

                                                                         Officer, various funds managed and
                                                                         distributed by Forum Fund Services, LLC
                                                                         and Forum Administrative Services, LLC

 ....................................... ................................ ............................................
Marcella A. Cote                        Assistant Secretary              6/98 - Present. Senior Fund Specialist,
   Two Portland Square                                                   Forum Administrative Services, LLC
   Portland, ME 04101                                                    1/97 - 12/97. Budget Analyst, Maine
   Born:  January 1947                                                   Department of Human Services
                                                                         1991 - 1997. Project Assistant, Maine
                                                                         Inter-departmental Committee on Transition
                                                                         Officer, various funds managed and
                                                                         distributed by Forum Fund Services, LLC
                                                                         and Forum Administrative Services, LLC
 ....................................... ................................ ............................................
Dawn L. Taylor                          Assistant Treasurer              10/97 - Present. Tax Manager, Forum
   Two Portland Square                                                   Financial Group, LLC
   Portland, ME 04101                                                    1/97 - 10/97.  Senior Tax Accountant,
   Born:  May 1964                                                       Purdy, Bingham & Burrell, LLC
 ....................................... ................................ ............................................


                                       18


 ....................................... ................................ ............................................
                                                                         9/94 - 10/97.  Senior Fund Accountant,
                                                                         Forum Financial Group, LLC
                                                                         Officer, various funds managed and
                                                                         distributed by Forum Fund Services, LLC
                                                                         and Forum Administrative Services, LLC



(1) The Valuation Committee is responsible for determining and monitoring the value of each Fund's assets.


(2) The Audit Committee is responsible for meeting with the Trust's independent certified public accountants to (1) review the arrangements and scope of any audit; (2) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (3) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (4) review any form of opinion the accountants propose to render to the Trust.


(3) The Nominating Committee is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates.

                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee, other than those affiliated with the Adviser, is paid $1,500 for each Board meeting attended and $1,000 for each Audit Committee and Nominating Committee meeting attended on a date when a Board meeting is not held. The Chairman of the Audit Committee is paid $500 for each meeting attended in addition to the Chairman's compensation as a Trustee.

Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board and any committee thereof.

Trustees participating in professional development activities relating to the Trustee's duties and responsibilities as a Trustee is paid $500 per day for each day or partial day of attendance.

Trustees that are affiliated with the Adviser or other service provider to the Fund receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees that have been, or will be, paid to each Trustee by the Trust during the current fiscal year ending November 30, 2000.

                                                              PENSION OR
                                                              RETIREMENT
                                                           BENEFITS ACCRUED    ESTIMATED ANNUAL
                                          AGGREGATE        AS PART OF FUND       BENEFITS UPON           TOTAL
                                      COMPENSATION FROM        EXPENSES           RETIREMENT       COMPENSATION FROM

NAME                                        TRUST                                                       TRUST(1)
------------------------------------- ------------------- ------------------- -------------------- -------------------

Eric J. Gleacher                            $1,500                $0                  $0                 $1,500
 ..................................... ................... ................... .................... ...................
 ..................................... ................... ................... .................... ...................
W. Wallace McDowell                         $3,000                $0                  $0                 $3,000
 ..................................... ................... ................... .................... ...................
 ..................................... ................... ................... .................... ...................
Daniel B. Goldman                           $3,000                $0                  $0                 $3,000
 ..................................... ................... ................... .................... ...................
 ..................................... ................... ................... .................... ...................
Erick F. Maronak                              $0                  $0                  $0                   $0
 ..................................... ................... ................... .................... ...................
 ..................................... ................... ................... .................... ...................
James B. Cowperthwait                         $0                  $0                  $0                   $0


(1) The total compensation reflects payments made since the Trust's inception on November 23, 1999 through the end of the current fiscal year ending November 30, 2000. The Trust is not a member of a fund complex.

                               INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund, other than brokerage expenses.

OWNERSHIP OF ADVISER/AFFILIATIONS

Mr. Cowperthwait is the controlling interest holder in the Adviser. In addition, Mr. Cowperthwait and Mr. Maronak are two out of the three Managers of the Adviser.

FEES


The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly, equal to 0.70% per annum based on each Fund's average net assets.

Table 1 in Appendix C shows the dollar amount payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Fund. This information is for the last three fiscal years or the life of the Fund if less than three years.


In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in either Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser from the Fund against any investment management fee received from a client.

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust with respect to the Fund on 30 days' written notice when authorized either by vote of a Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 90 days' written notice to the Trust.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

EXPENSE LIMITATIONS


To the extent the expenses exceed the amounts shown in the fee table in the Prospectus,the Adviser has undertaken to assume such excess expenses of each Fund (or waive its fees) through March 31, 2002. This undertaking is designed to place a maximum limit of 1.50% on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) for the period.


                                   DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under  its  agreement  with the  Trust,  FFS acts as the  agent of the  Trust in connection with the offering of shares of each Fund. FFS continuously distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of either Fund's shares.


Each Fund has adopted a distribution plan under SEC Rule 12b-1 ("12b-1 Plan") that allows each Fund to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. Although the Board has adopted the 12b-1 Plan, further Fund action and shareholder notification are required before the 12b-1 Plan can become effective and be implemented. Because the Board has not yet implemented the 12b-1 Plan, no 12b-1 Distribution Fees currently are being charged. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If charged, these fees would be paid to FFS. If the Board decides to implement the 12b-1 Plan, FFS would be reimbursed for the expenses it incurs at an annual rate of up to 0.25% of the average daily net assets of the Fund's shares. FFS may incur expenses for any distribution-related purpose it deems necessary or appropriate, including the following principal activities: (1) compensation to employees and expenses, including overhead, travel and telephone and other communication expenses, of FFS, (2) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Fund shares to any prospective investors, (3) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Fund shares for sale to the public.


OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to each Fund on 60 days' written notice when authorized either by vote of a Fund's shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Trust is responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Trust; and (2) paying judgments against FFS. The Trust is not required to indemnify FFS if the Trust does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Trust's own name or in the name of FFS.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of each Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from each Fund at an annual rate as follows: 0.15% of the average daily net assets under $50 million of the Fund, 0.10% of the average daily net assets over $50 million and under $100 million and 0.05% of the average daily net assets over $100 million of the Fund. Notwithstanding the above, the minimum fee for each Fund shall be $25,000 per year. The fee is accrued daily by each Fund and is paid monthly based on each Fund's average net assets. Table 2 in Appendix C shows the dollar amount payable by each Fund to FAdS, the amount of fees waived by FAdS, and the actual fee paid by each Fund. This information is for the last three fiscal years or the life of the Fund if less than three years.


FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to each Fund on 60 days' written notice. Under the agreement, FAdS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.


For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 plus surcharges of $6,000 to $24,000 for specified asset levels. FAcS is paid additional surcharges of $12,000 per year for each of the following: a portfolio with more than a specified number of securities positions and/or international positions; investments in derivative instruments; percentages of assets invested in asset backed securities; and, a monthly portfolio turnover rate of 10% or greater. The fee is accrued daily by each Fund and is paid monthly based on the transactions and positions for the previous month. Table 3 in Appendix C shows the dollar amount payable by each Fund to FAcS, the amount of fees waived by FAcS, and the actual fee paid by each Fund. This information is for the last three fiscal years or the life of the Fund if less than three years.


FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to each Fund on 60 days' written notice. Under the agreement, FAcS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). In addition, in calculating NAV per share FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $24,000 (waived to $18,000 for the first year) and $15.00 per open shareholder account, $12.00 per open networked shareholder account, $5.00 per closed shareholder account and $12,000 per additional share class. The fee is accrued daily by each Fund and is paid monthly. Table 4 in Appendix C shows the dollar amount payable by each Fund to the Transfer Agent, the amount of fees waived by the Transfer Agent, and the actual fee paid by each Fund. This information is for the last three fiscal years or the life of the Fund if less than three years.


The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to each Fund on 60 days' written notice. Under the agreement, the Transfer Agent is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

CUSTODIAN


As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC (the "Custodian") safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Bankers Trust Company, 130 Liberty Street, New York, New York, 10006, to serve as sub-custodian for each Fund.


For its services, the Custodian receives a fee from each Fund at an annual rate as follows: (1) 0.01% for the first $1 billion in Fund assets; (2) 0.0075% for Fund assets between $1-$2 billion; and (3) 0.005% for Fund assets greater than $2 billion. The Custodian is also paid certain transaction fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by the law firm of Finn Dixon & Herling LLP, One Landmark Square, Stamford, CT 06901.

INDEPENDENT AUDITORS

Ernst & Young, LLP, 787 Seventh Avenue, New York, NY 10019, independent auditors, have been selected as auditors for each Fund.

PORTFOLIO TRANSACTIONS

                      HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom each Fund purchases or to whom each Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

                 ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. Neither Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for each Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.


Table 5 in Appendix C shows the brokerage commissions paid by each Fund. This information is for the last three fiscal years or the life of the Fund if less than three years.


OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than might be charged by other brokers. These services, which augment the Adviser's own internal research capabilities, include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. They may be used by the Adviser in connection with services to clients other than a Fund, and not all research services may be used by the Adviser in connection with a Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Adviser may not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted respective procedures.

OTHER ACCOUNTS OF THE ADVISER

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser of each Fund. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Such concurrent authorizations will be effected only when the Adviser believes that to do so will be in the best interest of all the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Although portfolio transactions are not a principal strategy to achieving each Fund's investment objectives, from time to time a Fund may engage in short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

                      SECURITIES OF REGULAR BROKER-DEALERS

From time to time either Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged as principal in the largest dollar amount of portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest dollar amount of a Fund's shares during its last fiscal year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                               GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

Each Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

                         ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis at NAV per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share, which will be contained in each Fund's financial statements (specifically, the statements of assets and liabilities). Each Fund reserves the right to refuse any purchase request in excess of 1%.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, each Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

Shareholders of each Fund's shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of the same class of any other Fund of the Trust.

IRAS

A Fund may be a suitable investment vehicle for part or all of the assets held in traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Fund at 1-800-679-5707 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you or your spouse has adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1999 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to each Fund.

If you purchase shares through a financial institution, you will be subject to the financial institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. A Fund is not responsible for the failure of any financial institution to carry out its obligations.

                        ADDITIONAL REDEMPTION INFORMATION

Each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which each Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

INVOLUNTARY REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

                                NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sale price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

The per share NAV of any other class of shares of a Fund is expected to be substantially the same. Under certain circumstances, however, the per share NAV of each class may vary. The per share NAV of each class of a Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

                                    EXCHANGES

Shareholders may sell their Fund shares, and buy shares in one of the series of the Forum Funds (see "Exchange Privileges" in the Prospectus). The exchange procedures (as described in the Prospectus) may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that a Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting a Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of any Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of either Fund.

The tax year-end of each Fund is November 30 (the same as each Fund's fiscal year end).

MEANING OF QUALIFICATION

As a regulated investment company, neither Fund will be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

o Each Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o Each Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o Each Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

o Each Fund generally intends to operate in a manner such that it will not be subject to federal income tax.

FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends paid will be taxable to the shareholders as ordinary income to the extent of that Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. However, there is no assurance that a Fund will always qualify as a regulated investment company in every tax year.

                               FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares and do not qualify for the dividends-received deduction.

A Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in a Fund's financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduces the shareholder's tax basis in the shares and is treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of a Fund just prior to the ex-dividend date of a distribution may be taxed on the entire amount of the distribution received, even though the NAV per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by a Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

             CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts, which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by a Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if elected by a Fund) of the calendar year. The balance of each Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                          SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, (married, filing jointly) $3,000 of ordinary income.

                               BACKUP WITHHOLDING

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax or refunded.

                                  FOREIGN TAXES


Income received by a Fund may also be subject to foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. In the case of a Fund, if more than 50% of the value of its total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a shareholder will be required to (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (2) treat his pro rata share of such foreign taxes as having been paid by him, and (3) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such pass-through of taxes by the Funds. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Funds. A shareholder's foreign tax credit with respect to a dividend received from the Funds will be disallowed unless the shareholder holds shares in the Funds on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of dividends that represents income derived from sources within each such country.


The federal income tax status of each year's distributions by each Fund will be reported to shareholders and to the Internal Revenue Service. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

FOREIGN CURRENCY TRANSACTIONS. Under Section 988 of the Code, special rules are provided for certain foreign currency transactions. Foreign currency gains or losses from foreign currency contracts (whether or not traded in the interbank market), from futures contracts that are not "regulated futures contracts", and from unlisted options are treated as ordinary income or loss under Section 988. The Funds may elect to have foreign currency-related regulated futures contracts and listed options subject to ordinary income or loss treatment under Section
988. In addition, in certain circumstances, the Funds may elect capital gain or loss for foreign currency transactions. The rules under Section 988 may also affect the timing of income recognized by the Funds.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from each Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

 OTHER MATTERS

                               GENERAL INFORMATION

ORGANIZATION

The Trust was organized as a business trust under the laws of the State of Delaware on July 29, 1999 pursuant to a trust instrument dated July 29, 1999 (the "Trust Instrument") that was amended and restated on November 15, 1999 and December 18, 2000. The Trust was previously known as "TrueCrossing Funds". The Trust has operated as an investment company since the date of its organization.

The Trust is registered with the SEC as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in the Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Funds are the only two series of NBP TrueCrossing Funds. Prior to December 27, 2000, the NBP TrueCrossing Growth Fund and NBP TrueCrossing Technology Fund were known as "TrueCrossing Growth Fund" and "TrueCrossing Technology Fund", respectively. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or NBP TrueCrossing Funds. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust. Under the 1940 Act, NBP TrueCrossing Growth Fund is diversified and NBP TrueCrossing Technology Fund is non-diversified.


The NBP TrueCrossing Technology Fund reserves the right to invest in one or more other investment companies in a Core and Gateway(R) structure (also known as a master/feeder). Implementation of such a structure by NBP TrueCrossing Technology Fund is subject to approval by the Fund's Board and notification to shareholders outlining information and fees related to such a structure.

The Trust and both Funds will continue indefinitely until terminated.

Not all Funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.


The Trust, the Adviser, and FFS have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between each Fund and personnel of the Trust, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations.


SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of each series of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series and other matters for which separate series voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series, except if the matter affects only one series or voting by series is required by law, in which case shares will be voted separately by series, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a Fund's) outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or a Fund) for any purpose related to the Trust (or a Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

                                 FUND OWNERSHIP


As of March 1, 2001, the percentage of shares owned by all officers and trustees of the Trust as a group was 0.82% of the shares of NBP TrueCrossing Growth Fund and 2.35% of the shares of NBP TrueCrossing Technology Fund.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of NBP TrueCrossing Growth Fund and NBP TrueCrossing Technology Fund. These shareholders and any shareholder known by NBP TrueCrossing Growth Fund and NBP TrueCrossing Technology Fund to own beneficially 5% or more of a class of shares of each Fund are listed in Table 6 in Appendix C.


From time to time, certain shareholders may own a large percentage of the shares of either Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. "Control" for these purposes is the ownership of 25% or more the Fund's voting securities.


As of March 1, 2001, no person beneficially owned 25% or more of the shares of NBP TrueCrossing Growth Fund or NBP TrueCrossing Technology Fund.


              LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENTS


Audited financial statements of each Fund for the period ended November 30, 2000 included in the Annual Report to shareholders of each Fund are incorporated herein by reference. These financial statements only include the schedule of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes, and independent auditor's report.

APPENDIX A  - DESCRIPTION OF SECURITIES RATINGS

                  CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+       High credit quality. Protection factors are strong. Risk is modest but
AA        may vary slightly from time to time because of economic conditions.

A+,A,     Protection factors are average but adequate. However, risk factors are
A-        more variable in periods of greater economic stress.

BBB+      Below-average  protection factors but still considered  sufficient for
BBB       prudent investment.  Considerable  variability in risk during economic
BBB-      cycles.

BB+       Below investment grade but deemed likely to meet obligations when due.
BB        Present  or  prospective   financial   protection   factors  fluctuate
BB- according to industry conditions. Overall quality may move up or down frequently within this category.

B+        Below  investment  grade and possessing risk that obligations will not
B         be met when due.  Financial  protection  factors will fluctuate widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP        Preferred stock with dividend arrearages.


FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D Default. Securities  are  not  meeting  current  obligations  and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50%-90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

                                 PREFERRED STOCK

MOODY'S INVESTORS SERVICE

AAA An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,         Preferred  stock rated  BB, B, and CCC is  regarded, on  balance, as
B, CCC      predominantly  speculative  with respect  to  the issuer's  capacity to pay preferred stock  obligations.  BB indicates the lowest degree of  speculation  and CCC the highest.  While such issues will likely
            have   some   quality   and   protective   characteristics,    large
            uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                o  Leading market positions in well-established industries.
                o  High rates of return on funds employed.
                o  Conservative   capitalization   structure   with   moderate
                   reliance on debt and ample asset protection.

                o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT PRIME     Issuers  rated  Not  Prime do not fall  within  any of the Prime rating categories.

 STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - PERFORMANCE DATA

The average annual total return of each Fund for the period ended November 30, 2000, was as follows:

NBP TRUECROSSING     ONE       THREE     ONE     THREE    FIVE      TEN       SINCE
GROWTH FUND         MONTH      MONTHS    YEAR    YEARS    YEARS    YEARS    INCEPTION

                   -16.34%    -27.07     N/A      N/A      N/A      N/A      -14.50%

NBP TRUECROSSING     ONE       THREE     ONE     THREE    FIVE      TEN       SINCE
TECHNOLOGY FUND     MONTH      MONTHS    YEAR    YEARS    YEARS     YEARS   INCEPTION

                   -28.60%    -42.93%    N/A      N/A      N/A      N/A      -34.60%


APPENDIX C - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of fees paid to the Adviser by each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                        ADVISORY FEE        ADVISORY FEE    ADVISORY FEE
NBP TRUECROSSING GROWTH FUND                PAID               WAIVED         RETAINED

     Period Ended November 30, 2000       $47,625             $47,625            $0

                                        ADVISORY FEE        ADVISORY FEE    ADVISORY FEE
NBP TRUECROSSING TECHNOLOGY FUND            PAID               WAIVED         RETAINED

     Period Ended November 30, 2000        $9,078              $9,078            $0

TABLE 2 - ADMINISTRATION FEES

The following tables show the dollar amount of fees paid to FAdS by each Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                                  ADMINISTRATION FEE
NBP TRUECROSSING GROWTH FUND                              PAID

     Period Ended November 30, 2000                      $23,723

                                                  ADMINISTRATION FEE
NBP TRUECROSSING TECHNOLOGY FUND                          PAID

     Period Ended November 30, 2000                      $14,516

TABLE 3 - FUND ACCOUNTING FEES

The following tables show the dollar amount of fees paid to FAcS by each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                                   FUND ACCOUNTING FEE
NBP TRUECROSSING GROWTH FUND                              PAID

     Period Ended November 30, 2000                      $37,161

                                                   FUND ACCOUNTING FEE
NBP TRUECROSSING TECHNOLOGY FUND                          PAID

     Period Ended November 30, 2000                      $23,903

TABLE 4 - TRANSFER AGENCY FEES

The following tables show the dollar amount of fees paid to the Transfer Agent by each Fund, the amount of fee that was waived by the Transfer Agent, if any, and the actual fee received by the Transfer Agent.

                                                   TRANSFER AGENCY     TRANSFER AGENCY     TRANSFER AGENCY
NBP TRUECROSSING GROWTH FUND                          FEE PAID            FEE WAIVED         FEE RETAINED

     Period Ended November 30, 2000                   $25,410               $5,694             $19,716

                                                   TRANSFER AGENCY     TRANSFER AGENCY     TRANSFER AGENCY
NBP TRUECROSSING TECHNOLOGY FUND                      FEE PAID            FEE WAIVED         FEE RETAINED

     Period Ended November 30, 2000                   $14,566               $3,500             $11,066

TABLE 5 - BROKERAGE COMMISSIONS

The following tables show the dollar amount of brokerage commissions paid by each Fund.

                                                 BROKERAGE COMMISSION
NBP TRUECROSSING GROWTH FUND                              PAID

     Period Ended November 30, 2000                      $12,646

                                                 BROKERAGE COMMISSION
NBP TRUECROSSING TECHNOLOGY FUND                          PAID

     Period Ended November 30, 2000                      $3,215

TABLE 6 - 5% SHAREHOLDERS

The following table lists the persons who owned of record 5% or more of the outstanding shares of the NBP TrueCrossing Growth Fund and NBP TrueCrossing Technology Fund as of March 1, 2001.


NAME AND ADDRESS                        SHARES              % OF FUND
NBP TrueCrossing Growth Fund

Nancy Brookes Morton                  89,605.735              5.95
PO Box 66
1121 West 11th Street
Boca Grande, FL 33921

William A. Hanley, Jr.                89,186.176              5.92
1018 Stratford Hall
Indianapolis, IN  46260

NFSC FEBO#BQD-926981                  82,905.318              5.50
NFSC/FMTC Co. Trustee
One Chase Manhattan Bank Plaza
4th Floor
New York, NY 10081


NBP TrueCrossing Technology Fund

Live Oak Forest, LP                   49,115.914              11.51
C/O F. E. Agnew
600 Grant Street Suite 660
Pittsburgh, PA 15219

NewBridge Partners LLC 401K Plan      41,803.013              9.79
Kathy Abramson and Erick Maronak,
Trustees
535 Madison Avenue
14th Floor
New York, NY 10022

Wendel & Company #501448              40,160.643              9.41
The Bank of New York
Mutual Fund/Reorg Dept.
PO Box 1066
Wall Street Station
New York, NY 10268

William A. Hanley, Jr.                27,739.251              6.50
1018 Stratford Hall
Indianapolis, IN  46260

Chase Manhattan Bank                  26,123.302              6.12
Custodian for the benefit of
Jay C. Hufford
One Chase Manhattan Bank Plaza
4th Floor
New York, NY 10081

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant (Exhibit incorporated by reference as filed as exhibit (a) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465).

(b)       None.

(c) See Sections 2.02, 2.04, and 2.06 of the Trust Instrument filed as exhibit (a).


(d)       Investment   Advisory   Agreement  between  Registrant  and  NewBridge
          Partners, LLC dated as of December 8, 1999, and amended December 27, 2000 (Filed herewith).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC, dated as of December 8, 1999 and amended December 27, 2000 (Filed herewith).


(f)       None.


(g) Custodian Agreement between Registrant and Forum Trust, LLC, dated as of December 8, 1999, and amended December 27, 2000 (Filed herewith).

(h)(1) Transfer Agency and Services Agreement between Registrant and Forum Financial Services, LLC, dated as of December 8, 1999, and amended December 27, 2000 (Filed herewith).

   (2) Administration Agreement between Registrant and Forum Administrative Services, LLC, dated as of December 8, 1999, and amended December 27, 2000 (Filed herewith).

   (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of December 8, 1999, and amended December 27, 2000 (Filed herewith).


(i) Opinion of Finn Dixon & Herling LLP dated December 17, 1999 (Exhibit incorporated by reference as filed as exhibit (i) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465).


(j)       Consent of Independent Auditors (Filed herewith).


(k)       None.

(l) Investment Representation Letter of original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as exhibit (l) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465).


(m) Distribution (12b-1) Plan adopted by Registrant dated December 8, 1999, as amended December 27, 2000 (Filed herewith).


(n)       None.

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as exhibit (p)(1) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465).

   (2) Code of Ethics adopted by NewBridge Partners, LLC (Exhibit incorporated by reference as filed as exhibit (p)(2) in post-effective amendment No. 2 via EDGAR on April 28, 2000, accession number 0001004402-00-000128).

   (3) Joint Code of Ethics adopted by Forum Investment Advisors, LLC and Forum Fund Services, LLC (Exhibit incorporated by reference as filed as exhibit (p)(3) in post-effective amendment No. 2 via EDGAR on April 28, 2000, accession number 0001004402-00-000128).

OTHER EXHIBITS:

(1) Power of attorney of James B. Cowperthwait (Exhibit incorporated by reference as filed as other exhibit (1) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465

(2) Power of attorney of Erick F. Maronak (Exhibit incorporated by reference as filed as other exhibit (2) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465).

(3) Power of attorney of Eric J. Gleacher (Exhibit incorporated by reference as filed as other exhibit (3) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465).

(4) Power of attorney of W. Wallace McDowell (Exhibit incorporated by reference as filed as other exhibit (4) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465).

(5) Power of attorney of Daniel B. Goldman (Exhibit incorporated by reference as filed as other exhibit (5) in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
Section 9.02 of the Registrant's Trust instrument provides as follows:

SECTION 9.02  INDEMNIFICATION.


                        (a) Subject to the exceptions and limitations contained in Subsection 9.02(b): (I) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, proceeding or investigation in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," "proceeding" or "investigation" shall apply to all claims, actions, suits, proceedings or investigations (civil, criminal or other, including appeals), formal or informal, actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


                        (b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
                  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                        (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

                        (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, proceeding or investigation of the character described in
                  Subsection 9.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 9.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 9.02.

Section 5 of the Investment Advisory Agreement provides as follows:

         SECTION 5.  STANDARD OF CARE


                        (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.


                        (b)    The Adviser  shall not be  responsible  or liable
                  for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The description of NewBridge Partners, LLC contained in Parts A and B of this registration statement is incorporated by reference herein.

          The following are the directors and principal executive officers of NewBridge Partners, LLC, including their business connections, which are of a substantial nature. The address of NewBridge Partners, LLC is 535 Madison Avenue, 14th Floor, New York, NY 10022.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         James B. Cowperthwait                Manager, Chairman, CEO, and CIO     NewBridge Partners, LLC
                                              ................................... ..................................
                                              Managing Director                   Campbell, Cowperthwait, a
                                                                                  division of United States Trust
                                                                                  Company of New York (until 3/99)
         .................................... ................................... ..................................
         Erick F. Maronak                     Manager, Managing Director, and     NewBridge Partners, LLC
                                              Director of Research
                                              ................................... ..................................
                                              Portfolio Manager                   Campbell, Cowperthwait, a
                                                                                  division of United States Trust
                                                                                  Company of New York (until 3/99)
         .................................... ................................... ..................................
         Scott R. Kefer                       Manager and Managing Director       NewBridge Partners, LLC
                                              ................................... ..................................
                                              Portfolio Manager                   Campbell, Cowperthwait, a
                                                                                  division of United States Trust
                                                                                  Company of New York (until 3/99)

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)       Forum  Fund  Services,  LLC,  Registrant's   underwriter,   serves  as
          underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

          The Cutler Trust
          Forum Funds
          Memorial Funds
          Monarch Funds
          Sound Shore Fund, Inc.

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                Position with Underwriter        Position with Registrant
         ................................... ................................ ......................................
         John Y. Keffer                      Director                         Vice President/Assistant Secretary
         ................................... ................................ ......................................
         Ronald H. Hirsch                    Treasurer                        Treasurer


(c)       Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian's master subcustodian, Bankers Trust Company, 16 Wall Street, New York, New York 10005. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, NewBridge Partners, LLC.

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 30.  UNDERTAKINGS

          None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on March 30, 2001.


                                NBP TRUECROSSING FUNDS

                                Erick F. Maronak, President

                                /S/ ERICK F. MARONAK
                                --------------------------------------------





Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 30, 2001.


(a)                                                  Principal Executive Officer

         /S/ ERICK F. MARONAK
         --------------------------------------------
         Erick F. Maronak, President

(b)                                                  Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch, Treasurer

(c)                                                  All of the Trustees

         /S/ ERICK F. MARONAK
         --------------------------------------------
         Erick F. Maronak, Trustee

         /S/ JAMES COWPERTHWAIT

         James Cowperthwait, Trustee

         Daniel B. Goldman, Trustee*
         Eric J. Gleacher, Trustee*
         W. Wallace McDowell, Trustee*

         By: /S/ D. BLAINE RIGGLE
            -----------------------------------------
         D. Blaine Riggle, Attorney-in-fact*


* Pursuant to powers of attorney filed as Other Exhibits 1 2, 3, 4 and 5 to this registration statement.

                                INDEX TO EXHIBITS

(d)      Investment   Advisory   Agreement  between   Registrant  and  NewBridge
         Partners, LLC dated as of December 8, 1999, and amended December 27, 2000.

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC, dated as of December 8, 1999 and amended December 27, 2000.

(g) Custodian Agreement between Registrant and Forum Trust, LLC, dated as of December 8, 1999, and amended December 27, 2000.

(h)(1) Transfer Agency and Services Agreement between Registrant and Forum Financial Services, LLC, dated as of December 8, 1999, and amended December 27, 2000.

   (2) Administration Agreement between Registrant and Forum Administrative Services, LLC, dated as of December 8, 1999, and amended December 27, 2000.

   (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of December 8, 1999, and amended December 27, 2000.

(j)      Consent of Independent Auditors

(m) Distribution (12b-1) Plan adopted by Registrant dated December 8, 1999, as amended December 27, 2000.

                                                                     Exhibit (d)

                             NBP TRUECROSSING FUNDS

                          INVESTMENT ADVISORY AGREEMENT

         AGREEMENT made as of the 8th day of December, 1999, and amended as of the 27th day of December, 2000, by and between NBP TrueCrossing Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and NewBridge Partners, LLC, a Delaware limited liability company with its principal office and place of business at 535 Madison Avenue, 14th Floor, New York, New York 10022 (the "Adviser").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and may issue its shares of beneficial interest, no par value (the "Shares"), in separate series; and

         WHEREAS, the Trust desires that the Adviser perform investment advisory services for each series of the Trust listed in Appendix A hereto (each, a "Fund" and collectively, the "Funds"), and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and the Adviser hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby employs Adviser, subject to the direction and control of the Board, to manage the investment and reinvestment of the assets in each Fund and, without limiting the generality of the foregoing, to provide other services as specified herein. The Adviser accepts this employment and agrees to render its services for the compensation set forth herein.

         (b) In connection therewith, the Trust has delivered to the Adviser copies of (i) the Trust's Trust Instrument, (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), (iii) the Trust's current Prospectuses and Statements of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), and (iv) all procedures adopted by the Trust with respect to the Funds (e.g., repurchase agreement procedures), and shall promptly furnish the Adviser with all amendments of or supplements to the foregoing. The Trust shall deliver to the Adviser (x) a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing the Adviser and authorizing the execution and delivery of this Agreement, (y) a copy of all proxy statements and related materials relating to the Funds, and (z) any other documents, materials or information that the Adviser shall reasonably request to enable it to perform its duties pursuant to this Agreement.

         (c) The Adviser has delivered to the Trust (i) a copy of its Form ADV as most recently filed with the SEC and (ii) a copy of its code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act (the "Code"). The Adviser shall promptly furnish the Trust with all amendments of or supplements to the foregoing at least annually.

         SECTION 2.  DUTIES OF THE TRUST

         In order for the Adviser to perform the services required by this Agreement, the Trust (i) shall cause all service providers to the Trust to furnish information to the Adviser, and assist the Adviser as may be required and (ii) shall ensure that the Adviser has reasonable access to all records and documents maintained by the Trust or any service provider to the Trust.

         SECTION 3.  DUTIES OF THE ADVISER

         (a) The Adviser will make decisions with respect to all purchases and sales of securities and other investment assets in each Fund. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities and other investments for the Funds, the Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         Consistent with Section 28(e) of the Securities and Exchange Act of 1934, as amended, the Adviser may allocate brokerage on behalf of the Funds to broker-dealers who provide research services. The Adviser may aggregate sales and purchase orders of the assets of the Funds with similar orders being made simultaneously for other accounts advised by the Adviser or its affiliates. Whenever the Adviser simultaneously places orders to purchase or sell the same asset on behalf of a Fund and one or more other accounts advised by the Adviser, the orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable over time to each account.

         (b) The Adviser will report to the Board at each meeting thereof as requested by the Board all material changes in each Fund since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Adviser, and on its own initiative, will furnish the Board from time to time with such information as the Adviser may believe appropriate for this purpose, whether concerning the individual companies whose securities are included in the Funds' holdings, the industries in which they engage, the economic, social or political conditions prevailing in each country in which the Funds maintain investments, or otherwise. The Adviser will also furnish the Board with such statistical and analytical information with respect to investments of the Funds as the Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities and other investment assets for the Funds, the Adviser will bear in mind the policies set from time to time by the Board as well as the limitations imposed by the Trust Instrument and Registration Statement, the limitations in the 1940 Act, the Securities Act, the Internal Revenue Code of 1986, as amended, and other applicable laws and the investment objectives, policies and restrictions of the Funds.

         (c) The Adviser will from time to time employ or associate with such persons as the Adviser believes to be particularly fitted to assist in the execution of the Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Adviser. No obligation may be incurred on the Trust's behalf in any such respect.

         (d) The Adviser will report to the Board all material matters related to the Adviser. On an annual basis, the Adviser shall report on its compliance with its Code to the Board and upon the written request of the Trust, the Adviser shall permit the Trust, or its representatives to examine the reports required to be made to the Adviser under the Code. The Adviser will notify the Trust of any change of control of the Adviser and any changes in the key personnel who are either the portfolio manager(s) of the Fund or senior management of the Adviser, in each case prior to or promptly after such change.

         (e) The Adviser will maintain records relating to its portfolio transactions and placing and allocation of brokerage orders as are required to be maintained by the Trust under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Adviser or the Trust pursuant to applicable law. To the extent required by law, the books and records pertaining to the Trust which are in possession of the Adviser shall be the property of the Trust, but the Adviser shall be entitled, in any event, to keep copies of all such books and records as are property of the Trust. The Trust, or its representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or its representatives.

         (f) The Adviser will cooperate with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         (g) The Adviser will provide the Funds' custodian and fund accountant on each business day with such information relating to all transactions concerning the Funds' assets as the custodian and fund accountant may reasonably require. In accordance with procedures adopted by the Board, the Adviser is responsible for assisting in the fair valuation of all Fund assets and will use its reasonable efforts to arrange for the provision of prices from parties who are not affiliated persons of the Adviser for each asset for which the Funds' fund accountant does not obtain prices in the ordinary course of business.

         (h) The Adviser shall authorize and permit any of its directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected.

         (i) The Adviser shall have no duties or obligations pursuant to this Agreement (other than the continuation of its preexisting duties and obligations) during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act.

         SECTION 4.  COMPENSATION; EXPENSES

         (a) In consideration of the foregoing, the Trust shall pay the Adviser, with respect to each of Fund, a fee at an annual rate as listed in Appendix A hereto. Such fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed hereunder during the prior calendar month. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to the Adviser such compensation as shall be payable prior to the effective date of termination.

         (b) The Adviser may reimburse expenses of each Fund or waive its fees.

         (c) No fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act.

         (d) The Trust shall be responsible for and assumes the obligation for payment of all of its expenses, including: (a) the fee payable under this Agreement; (b) the fees payable to each administrator under an agreement between the administrator and the Trust; (c) expenses of issue, repurchase and redemption of Shares; (d) interest charges, taxes and brokerage fees and commissions; (e) premiums of insurance for the Trust, its trustees and officers and fidelity bond premiums; (f) fees and expenses of third parties, including the Trust's independent accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (g) fees of pricing, interest, dividend, credit and other reporting services; (h) costs of membership in trade associations; (i) telecommunications expenses; (j) funds transmission expenses;
(k) auditing, legal and compliance expenses; (l) costs of forming the Trust and maintaining its existence; (m) costs of preparing, filing and printing the Trust's Prospectuses, subscription application forms and shareholder reports and other communications and delivering them to existing shareholders, whether of record or beneficial; (n) expenses of meetings of shareholders and proxy solicitations therefor; (o) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of Shares and of preparing tax returns; (p) costs of reproduction, stationery, supplies and postage; (q) fees and expenses of the Trust's trustees and officers; (r) the costs of personnel (who may be employees of the Adviser, an administrator or their respective affiliated persons) performing services for the Trust; (s) costs of Board, Board committee, shareholder and other corporate meetings; (t) SEC registration fees and related expenses; (u) state, territory or foreign securities laws registration fees and related expenses; and (v) all fees and expenses paid by the Trust in accordance with any distribution or service plan or agreement related to similar manners.

         SECTION 5.  STANDARD OF CARE

         (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.

         (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         SECTION 6.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement shall become effective with respect to a Fund immediately upon approval by a majority of the outstanding voting securities of that Fund.

         (b) This Agreement shall remain in effect with respect to a Fund for a period of two years from the date of its effectiveness and shall continue in effect for successive annual periods with respect to the Fund; provided that such continuance is specifically approved at least annually (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund, and, in either case, (ii) by a majority of the Trust's trustees who are not parties to this Agreement or interested persons of any such party (other than as trustees of the Trust); provided further, however, that if the continuation of this Agreement is not approved as to a Fund, the Adviser may continue to render to that Fund the services described herein in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

         (c) This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to the Adviser or (ii) by the Adviser on 60 days' written notice to the Trust. This Agreement shall terminate immediately upon its assignment.

         SECTION 7.  ACTIVITIES OF THE ADVISER

         Except to the extent necessary to perform its obligations hereunder, nothing herein shall be deemed to limit or restrict the Adviser's right, or the right of any of the Adviser's managers, officers or employees to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         SECTION 8.  REPRESENTATIONS OF ADVISER.

         The Adviser represents and warrants that (i) it is either registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act") (and will continue to be so registered for so long as this Agreement remains in effect) or exempt from registration under the Advisers Act,
(ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement, (iii) has met, and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement, and (iv) will promptly notify the Trust of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

         SECTION 9.  SUBADVISERS

         At its own expense, the Adviser may carry out any of its obligations under this Agreement by employing, subject to the direction and control of the Board, one or more persons who are registered as investment advisers pursuant to the Advisers Act or who are exempt from registration thereunder ("Subadvisers"). Each Subadviser's employment will be evidenced by a separate written agreement approved by the Board and, if required, by the shareholders of the applicable Fund. The Adviser shall not be liable hereunder for any act or omission of any

Subadviser,  except to exercise good faith in the  employment of the  Subadviser
and  except  with   respect  to  matters  as  to  which  the   Adviser   assumes
responsibility in writing.

         SECTION 10.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which the Adviser's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Funds.

         SECTION 11.  MISCELLANEOUS

         (a) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the 1940 Act, by a vote of a majority of the outstanding voting securities of any Fund thereby affected.

         (b) No amendment to this Agreement or the termination of this Agreement with respect to a Fund shall affect this Agreement as it pertains to any other Fund, nor shall any such amendment require the vote of the shareholders of any other Fund.

         (c) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (d) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (e) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (f) This Agreement may be executed by the parties hereto in any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (g) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (h) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (i) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (j) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (k) No affiliated person, employee, agent, director, officer or manager of the Adviser shall be liable at law or in equity for the Adviser's obligations under this Agreement.

         (l)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities",   "interested   person",   "affiliated   person,"   "control"   and
"assignment" shall have the meanings ascribed thereto in the 1940 Act.

         (m) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

                     NBP TRUECROSSING FUNDS

                     By:/S/ D. BLAINE RIGGLE
                        ------------------------------------------------------
                            D. Blaine Riggle
                            Secretary

                     NEWBRIDGE PARTNERS, LLC

                     By:/S/ JAMES B COWPERTHWAIT
                        ------------------------------------------------------
                            James B. Cowperthwait
                            President

                             NBP TRUECROSSING FUNDS
                          INVESTMENT ADVISORY AGREEMENT

                                   APPENDIX A

                                                  FEE AS A % OF THE ANNUAL
FUNDS OF THE TRUST                          AVERAGE DAILY NET ASSETS OF THE FUND
NBP TrueCrossing Growth Fund                                0.70
NBP TrueCrossing Technology Fund                            0.70



                                       A1

                                                                     Exhibit (e)

                             NBP TRUECROSSING FUNDS
                             DISTRIBUTION AGREEMENT


         AGREEMENT made as of the 8th day of December, 1999, and amended as of the 27th day of December, 2000, by and between NBP TrueCrossing Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Fund Services, LLC, a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest, no par value ("Shares") in separate series and classes; and

         WHEREAS, Forum is registered under the Securities Exchange Act of 1934, as amended ("1934 Act"), as a broker-dealer and is engaged in the business of selling shares of registered investment companies either directly to purchasers or through other financial intermediaries;

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may in the future offer shares of various classes of each Fund as listed in Appendix A hereto (each such class subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes"); and

         WHEREAS, the Trust desires that Forum offer, as principal underwriter, the Shares of each Fund and Class thereof to the public and Forum is willing to provide those services on the terms and conditions set forth in this Agreement in order to promote the growth of the Funds and facilitate the distribution of the Shares;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum do hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints Forum, and Forum hereby agrees, to act as distributor of the Shares for the period and on the terms set forth in this Agreement.

         (b) In connection therewith, the Trust has delivered to Forum copies of
(i) the Trust's Trust Instrument, (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended ("Securities Act"), or the 1940 Act ("Registration Statement"), (iii) the current prospectuses and statements of additional information of each Fund and Class thereof (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the

1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"); and (iv) all procedures adopted by the Trust with respect to the Funds (e.g., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  EXCLUSIVE NATURE OF DUTIES

         Forum shall be the exclusive representative of the Trust to act as distributor of the Funds except that the rights given under this Agreement to Forum shall not apply to: (i) Shares issued in connection with the merger, consolidation or reorganization of any other investment company or series or class thereof with a Fund or Class thereof; (ii) a Fund's acquisition by purchase or otherwise of all or substantially all of the assets or stock of any other investment company or series or class thereof; (iii) the reinvestment in Shares by a Fund's shareholders of dividends or other distributions; or (iv) any other offering by the Trust of securities to its shareholders (collectively "exempt transactions").

         SECTION 3.  OFFERING OF SHARES

         (a) Forum shall have the right to buy from the Trust the Shares needed to fill unconditional orders for unsold Shares of the Funds as shall then be effectively registered under the Securities Act placed with Forum by investors or selected dealers or selected agents (each as defined in Section 11 hereof) acting as agent for their customers or on their own behalf. Alternatively, Forum may act as the Trust's agent, to offer, and to solicit offers to subscribe to, unsold Shares of the Funds as shall then be effectively registered under the Securities Act. Forum will promptly forward all orders and subscriptions to the Trust. The price that Forum shall pay for Shares purchased from the Trust shall be the net asset value per Share, determined as set forth in Section 3(c) hereof, used in determining the public offering price on which the orders are based. Shares purchased by Forum are to be resold by Forum to investors at the public offering price, as set forth in Section 3(b) hereof, or to selected dealers or selected agents acting as agent for their customers that have entered into agreements with Forum pursuant to Section 11 hereof or acting on their own behalf. The Trust reserves the right to sell Shares directly to investors through subscriptions received by the Trust, but no such direct sales shall affect the sales charges due to Forum hereunder.

         (b) The public offering price of the Shares of a Fund, i.e., the price per Share at which Forum or selected dealers or selected agents may sell Shares to the public or to those persons eligible to invest in Shares as described in the applicable Prospectus, shall be the public offering price determined in accordance with the then currently effective Prospectus of the Fund or Class thereof under the Securities Act relating to such Shares. The public offering price shall not exceed the net asset value at which Forum, when acting as principal, is to purchase such Shares, plus, in the case of Shares for which an initial sales charge is assessed, an initial charge equal to a specified percentage or percentages of the public offering price of the Shares as set forth in the current Prospectus relating to the Shares. In the case of Shares for which an initial sales charge may be assessed, Shares may be sold to certain classes of persons at reduced sales charges or without any sales charge as from time to time set forth in the current Prospectus relating to the Shares. The Trust will advise Forum of the net asset value per Share at each time as the net asset value per Share shall have been determined by the Trust and at such other times as Forum may reasonably request.

         (c) The net asset value per Share of each Fund or Class thereof shall be determined by the Trust, or its designated agent, in accordance with and at the times indicated in the applicable Prospectus on each Fund business day in accordance with the method set forth in the Prospectus and guidelines established by the Trust's Board.

         (d) The Trust reserves the right to suspend the offering of Shares of a Fund or of any Class thereof at any time in the absolute discretion of the Board, and upon notice of such suspension Forum shall cease to offer Shares of the Funds or Classes thereof specified in the notice.

         (e) The Trust, or any agent of the Trust designated in writing to Forum by the Trust, shall be promptly advised by Forum of all purchase orders for Shares received by Forum and all subscriptions for Shares obtained by Forum as agent shall be directed to the Trust for acceptance and shall not be binding until accepted by the Trust. Any order or subscription may be rejected by the Trust; provided, however, that the Trust will not arbitrarily or without reasonable cause refuse to accept or confirm orders or subscriptions for the purchase of Shares. The Trust or its designated agent will confirm orders and subscriptions upon their receipt, will make appropriate book entries and, upon receipt by the Trust or its designated agent of payment thereof, will issue such Shares in certificated or uncertificated form pursuant to the instructions of Forum. Forum agrees to cause such payment and such instructions to be delivered promptly to the Trust or its designated agent.

         SECTION 4.  REPURCHASE OR REDEMPTION OF SHARES BY THE TRUST

         (a) Any of the outstanding Shares of a Fund or Class thereof may be tendered for redemption at any time, and the Trust agrees to redeem or repurchase the Shares so tendered in accordance with its obligations as set forth in the Trust Instrument and the Prospectus relating to the Shares. The price to be paid to redeem or repurchase the Shares of a Fund of Class thereof shall be equal to the net asset value calculated in accordance with the provisions of Section 3(b) hereof less, in the case of Shares for which a deferred sales charge is assessed, a deferred sales charge equal to a specified percentage or percentages of the net asset value of those Shares as from time to time set forth in the Prospectus relating to those Shares or their cost, whichever is less. Shares of a Fund or Class thereof for which a deferred sales charge may be assessed and that have been outstanding for a specified period of time may be redeemed without payment of a deferred sales charge as from time to time set forth in the Prospectus relating to those Shares.

         (b) The Trust or its designated agent shall pay (i) the total amount of the redemption price consisting of the redemption price less any applicable deferred sales charge to the redeeming shareholder or its agent and (ii) except as may be otherwise required by the Rules of Fair Practice (the "Rules") of the National Association of Securities Dealers Regulation, Inc. (the "NASD") and any interpretations thereof, any applicable deferred sales charges to Forum in accordance with Forum's instructions on or before the fifth business day (or such other earlier business day as is customary in the investment company industry) subsequent to the Trust or its agent having received the notice of redemption in proper form.

         (c) Redemption of Shares or payment therefor may be suspended at times when the New York Stock Exchange is closed for any reason other than its customary weekend or holiday closings, when trading thereon is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of a Fund's net assets, or during any other period when the SEC so requires or permits.

         SECTION 5.  DUTIES AND REPRESENTATIONS OF FORUM

         (a) Forum shall use reasonable efforts to sell Shares of the Funds upon the terms and conditions contained herein and in the then current Prospectus. Forum shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of Forum to the Trust hereunder are not to be deemed exclusive, and nothing herein contained shall prevent Forum from entering into like arrangements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

         (b) In selling Shares of the Funds, Forum shall use its best efforts in all material respects duly to conform with the requirements of all federal and state laws relating to the sale of the Shares. None of Forum, any selected dealer, any selected agent or any other person is authorized by the Trust to give any information or to make any representations other than as is contained in a Fund's Prospectus or any advertising materials or sales literature specifically approved in writing by the Trust or its agents.

         (c) Forum shall adopt and follow procedures for the confirmation of sales to investors and selected dealers or selected agents, the collection of amounts payable by investors and selected dealers or selected agents on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the NASD.

          (d)  Forum represents and warrants to the Trust that:

          (i) It is a limited liability company duly organized and existing and in good standing under the laws of the State of Delaware and it is duly qualified to carry on its business in the State of Maine;

          (ii) It is empowered under applicable laws and by its Operating Agreement to enter into and perform this Agreement;

          (iii) All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

          (iv) It has  and  will  continue  to  have  access  to  the  necessary
          facilities,   equipment  and  personnel  to  perform  its  duties  and
          obligations under this Agreement;

          (v) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of Forum, enforceable against Forum in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties;

          (vi) It is registered under the 1934 Act with the SEC as a broker-dealer, it is a member in good standing of the NASD, it will abide by the rules and regulations of the NASD, and it will notify the Trust if its membership in the NASD is terminated or suspended; and

          (vii) The  performance by Forum of its obligations  hereunder does not
          and  will  not   contravene   any   provision   of  its   Articles  of
          Incorporation.

          (e) Notwithstanding anything in this Agreement, including the Appendices, to the contrary, Forum makes no warranty or representation as to the number of selected dealers or selected agents with which it has entered into agreements in accordance with Section 11 hereof, as to the availability of any Shares to be sold through any selected dealer, selected agent or other intermediary or as to any other matter not specifically set forth herein.

         SECTION 6.  DUTIES AND REPRESENTATIONS OF THE TRUST

         (a) The Trust shall furnish to Forum copies of all financial statements and other documents to be delivered to shareholders or investors at least two Fund business days prior to such delivery and shall furnish Forum copies of all other financial statements, documents and other papers or information which Forum may reasonably request for use in connection with the distribution of Shares. The Trust shall make available to Forum the number of copies of the Funds' Prospectuses as Forum shall reasonably request.

         (b) The Trust shall take, from time to time, subject to the approval of the Board and any required approval of the shareholders of the Trust, all action necessary to fix the number of authorized Shares (if such number is not limited) and to register the Shares under the Securities Act, to the end that there will be available for sale the number of Shares as reasonably may be expected to be sold pursuant to this Agreement.

         (c) The Trust shall execute any and all documents, furnish to Forum any and all information, otherwise use its best efforts to take all actions that may be reasonably necessary and cooperate with Forum in taking any action as may be necessary to register or qualify Shares for sale under the securities laws of the various states of the United States and other jurisdictions ("States") as Forum shall designate (subject to approval by the Trust); provided that Forum shall not be required to register as a broker-dealer or file a consent to service of process in any State and neither the Trust nor any Fund or Class thereof shall be required to qualify as a foreign corporation, trust or association in any State. Any registration or qualification may be withheld, terminated or withdrawn by the Trust at any time in its discretion. Forum shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such registration or qualification.

          (d)  The Trust represents and warrants to Forum that:

          (i) It is a business trust duly organized and existing and in good standing under the laws of the State of Delaware;

          (ii) It is empowered under applicable laws and by its Trust Instrument to enter into and perform this Agreement;

          (iii) All proceedings required by the Trust Instrument have been taken to authorize it to enter into and perform its duties under this Agreement;

          (iv) It is an open-end management investment company registered with the SEC under the 1940 Act;

          (v) All Shares, when issued, shall be validly issued, fully paid and non-assessable;

          (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties;

          (vii)The performance by Forum of its obligations hereunder does not and will not contravene any provision of its Operating Agreement.

          (viii) The Registration statement will be effective and will remain effective with respect to all Shares of the Funds and Classes thereof being offered for sale;

          (ix) The Registration Statement and Prospectuses have been or will be, as the case may be, carefully prepared in conformity with the requirements of the Securities Act and the rules and regulations thereunder;

          (x) The Registration Statement and Prospectuses contain or will contain all statements required to be stated therein in accordance with the Securities Act and the rules and regulations thereunder; all statements of fact contained or to be contained in the Registration Statement or Prospectuses are or will be true and correct at the time indicated or on the effective date as the case may be; and neither the Registration Statement nor any Prospectus, when they shall become effective or be authorized for use, will include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Shares;

          (xi) It will from time to time file such amendment or amendments to the Registration Statement and Prospectuses as, in the light of then-current and then-prospective developments, shall, in the opinion of its counsel, be necessary in order to have the Registration Statement and Prospectuses at all times contain all material facts required to be stated therein or necessary to make any statements
          therein  not   misleading   to  a  purchaser   of  Shares   ("Required
          Amendments");

          (xii)It shall not file any amendment to the Registration Statement or Prospectuses without giving Forum reasonable advance notice thereof; provided, however, that nothing contained in this Agreement shall in any way limit the Trust's right to file at any time such amendments to the Registration Statement or Prospectuses, of whatever character, as the Trust may deem advisable, such right being in all respects absolute and unconditional; and

          (xiii) Any amendment to the Registration Statement or Prospectuses hereafter filed will, when it becomes effective, contain all statements required to be stated therein in accordance with the 1940 Act and the rules and regulations thereunder; all statements of fact contained in the Registration Statement or Prospectuses will, when such amendment becomes effective, be true and correct at the time indicated or on the effective date as the case may be; and no such amendment, when it becomes effective, will include an untrue statement of a material fact or will omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of the Shares.

          SECTION 7.  STANDARD OF CARE

         (a) Forum shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of Forum in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason or Forum's reckless disregard of its duties and obligations under this Agreement

          (b) Forum shall not be liable for any action taken or failure to act in good faith reliance upon:

          (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum;

          (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

          (iii)any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

          (iv) as to genuineness, any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and Forum shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

         (c) Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent Forum's obligations hereunder are to oversee or monitor the activities of third parties, Forum shall not be liable for any failure or delay in the performance of Forum's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with Forum.

         SECTION 8.  INDEMNIFICATION

         (a) The Trust will indemnify, defend and hold Forum, its employees, agents, directors and officers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Forum Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Forum Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of Forum ("Forum Claims").

         After receipt of Forum's notice of termination under Section 13(e), the Trust shall indemnify and hold each Forum Indemnitee free and harmless from and against any Forum Claim; provided, that the term Forum Claim for purposes of this sentence shall mean any Forum Claim related to the matters for which Forum has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of Forum.

         (b) The Trust may assume the defense of any suit brought to enforce any Forum Claim and may retain counsel ("counsel" shall be interpreted to include either an individual attorney or his or her law firm) of good standing chosen by the Trust and approved by Forum, which approval shall not be withheld unreasonably. The Trust shall only be required to pay for the fees and expenses of one counsel; the costs of any additional counsel shall be borne by the retaining party. The Trust shall advise Forum that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Forum does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Forum Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Forum Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) Forum will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of Forum; or

         (ii) any act of, or omission by, Forum or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) Forum may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by Forum and approved by the Trust, which approval shall not be withheld unreasonably. Forum shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If Forum assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If Forum does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by Forum or has been advised that it may have available defenses or claims that are not available to or conflict with those available to Forum, Forum will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of Forum, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and Forum's obligations to provide indemnification under this Section is conditioned upon the Trust or Forum receiving notice of any action brought against a Forum Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Forum Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Forum Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by Forum. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Forum Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Trust Instrument or any applicable statute or regulation or shall require Forum to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor Forum may amend their Trust Instrument or Operating Agreement, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect Forum against any liability to the Trust or its security holders to which Forum would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

         SECTION 9.  NOTIFICATION BY THE TRUST

         The Trust shall advise Forum immediately: (i) of any request by the SEC for amendments to the Trust's Registration Statement or Prospectus or for additional information; (ii) in the event of the issuance by the SEC of any stop order suspending the effectiveness of the Trust's Registration Statement or any Prospectus or the initiation of any proceedings for that purpose; (iii) of the happening of any material event which makes untrue any statement made in the Trust's then current Registration Statement or Prospectus or which requires the making of a change in either thereof in order to make the statements therein not misleading; and (iv) of all action of the SEC with respect to any amendments to the Trust's Registration Statement or Prospectus which may from time to time be filed with the Commission under the 1940 Act or the Securities Act.

         SECTION 10.  COMPENSATION; EXPENSES

         (a) In consideration of Forum's services in connection with the distribution of Shares of each Fund and Class thereof, Forum shall receive: (i) any applicable sales charge assessed upon investors in connection with the purchase of Shares; (ii) from the Trust, any applicable contingent deferred sales charge ("CDSC") assessed upon investors in connection with the redemption of Shares; (iii) from the Trust, the distribution service fees with respect to the Shares of those Classes as designated in Appendix A for which a Plan is effective (the "Distribution Fee"); and (iv) from the Trust, the shareholder service fees with respect to the Shares of those Classes as designated in Appendix A for which a Service Plan is effective (the "Shareholder Service Fee"). The Distribution Fee and Shareholder Service Fee shall be accrued daily by each applicable Fund or Class thereof and shall be paid monthly as promptly as possible after the last day of each calendar month but in any event on or before the fifth (5th) Fund business day after month-end, at the rate or in the amounts set forth in Appendix A and, as applicable, the Plan(s). The Trust grants and transfers to Forum a general lien and security interest in any and all securities and other assets of a Fund now or hereafter maintained in an account at the Fund's custodian on behalf of the Fund to secure any Distribution Fees and Shareholder Service Fees owed Forum by the Trust under this Agreement.

         (b) The Trust shall cause its transfer agent (the "Transfer Agent") to withhold, from redemption proceeds payable to holders of Shares of the Funds and the Classes thereof, all CDSCs properly payable by the shareholders in accordance with the terms of the applicable Prospectus and shall cause the Transfer Agent to pay such amounts over to Forum as promptly as possible after the settlement date for each redemption of Shares.

         (c) Except as specified in Sections 8 and 10(a), Forum shall be entitled to no compensation or reimbursement of expenses for the services provided by Forum pursuant to this Agreement. Forum may receive compensation from NewBridge Partners, LLC ("Adviser") for its services hereunder or for additional services all as may be agreed to between the Adviser and Forum. Notwithstanding anything in this Agreement to the contrary, to the extent Forum receives compensation from the Adviser that is disclosed to the Board, the Trust will indemnify, defend and hold each Forum Indemnitees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) related in any way to such payment.

         (d) The Trust shall be responsible and assumes the obligation for payment of all the expenses of the Funds, including fees and disbursements of its counsel and auditors, in connection with the preparation and filing of the Registration Statement and Prospectuses (including but not limited to the expense of setting in type the Registration Statement and Prospectuses and printing sufficient quantities for internal compliance, regulatory purposes and for distribution to current shareholders).

         (e) The Trust shall bear the cost and expenses (i) of the registration of the Shares for sale under the Securities Act; (ii) of the registration or qualification of the Shares for sale under the securities laws of the various States; (iii) if necessary or advisable in connection therewith, of qualifying the Trust, the Funds or the Classes thereof (but not Forum) as an issuer or as a broker or dealer, in such States as shall be selected by the Trust and Forum pursuant to Section 6(c) hereof; and (iv) payable to each State for continuing registration or qualification therein until the Trust decides to discontinue registration or qualification pursuant to Section 6(c) hereof. Forum shall pay all expenses relating to Forum's broker-dealer qualification.

         SECTION 11.  SELECTED DEALER AND SELECTED AGENT AGREEMENTS

         Forum shall have the right to enter into selected dealer agreements with securities dealers of its choice ("selected dealers") and selected agent agreements with depository institutions and other financial intermediaries of its choice ("selected agents") for the sale of Shares and to fix therein the portion of the sales charge, if any, that may be allocated to the selected dealers or selected agents; provided, that the Trust shall approve the forms of agreements with selected dealers or selected agents and shall review the compensation set forth therein. Shares of each Fund or Class thereof shall be resold by selected dealers or selected agents only at the public offering price(s) set forth in the Prospectus relating to the Shares. Within the United States,

Forum shall offer and sell Shares of the Funds only to such selected dealers as are members in good standing of the NASD.

         SECTION 12.  CONFIDENTIALITY

         Forum agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that Forum may:

          (i) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

          (ii) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

          (iii)release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld;

provided, however, that Forum may release any information regarding the Trust without the consent of the Trust if Forum reasonably believes that it may be exposed to civil or criminal legal proceedings for failure to comply, when requested to release any information by duly constituted authorities or when so requested by the Trust.

         SECTION 13.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement shall become effective with respect to each Fund on the later of (i) the date first above written or (ii) the date on which the Trust's Registration Statement relating to Shares of the Fund becomes effective. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

         (b) This Agreement shall continue in effect with respect to a Fund for a period of one year from its effectiveness and thereafter shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust (I) who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) and
(II) with respect to each class of a Fund for which there is an effective Plan, who do not have any direct or indirect financial interest in any such Plan applicable to the class or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such approval.

         (c) This Agreement may be terminated at any time with respect to a Fund, without the payment of any penalty, (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund or, with respect to each class of a Fund for which there is an effective Plan, a majority of Trustees of the Trust who do not have any direct or indirect financial interest in any such Plan or in any agreements related to the Plan, on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust.

          (d) This Agreement shall automatically terminate upon its assignment and upon the termination of Forum's membership in the NASD.

          (e) If the Trust shall not file a Required Amendment within fifteen days following receipt of a written request from Forum to do so, Forum may, at its option, terminate this Agreement immediately.

          (f) The obligations of Sections 5(d), 6(d), 8, 9 and 10 shall survive any termination of this Agreement.

         SECTION 14.  NOTICES

         Any notice required or permitted to be given hereunder by either party to the other shall be deemed sufficiently given if personally delivered or sent by telegram, facsimile or registered, certified or overnight mail, postage prepaid, addressed by the party giving such notice to the other party at the last address furnished by the other party to the party giving such notice, and unless and until changed pursuant to the foregoing provisions hereof each such notice shall be addressed to the Trust or Forum, as the case may be, at their respective principal places of business.

         SECTION 15.  ACTIVITIES OF FORUM

         Except to the extent necessary to perform Forum's obligations hereunder, nothing herein shall be deemed to limit or restrict Forum's right, or the right of any of Forum's employees, agents, officers or directors who may also be a trustee, officer or employee of the Trust, or affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         SECTION 16.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 17.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This agreement shall be governed by, and the provisions of this agreement shall be construed and interpreted under and in accordance with, the laws of the state of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (i) No affiliated person, employee, agent, officer or director of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (j) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof.

         (k)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities," "interested person," "affiliated person" and "assignment" shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.

                                 NBP TRUECROSSING FUNDS

                                 By:/S/ JAMES B. COWPERTHWAIT
                                    --------------------------------------------
                                        James B. Cowperthwait
                                        Chairman

                                 FORUM FUND SERVICES, LLC

                                 By:/S/ BENJAMIN NILES
                                    --------------------------------------------
                                        Ben Niles
                                       Vice President

                             NBP TRUECROSSING FUNDS
                             DISTRIBUTION AGREEMENT

                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST

                          NBP TRUECROSSING GROWTH FUND
                        NBP TRUECROSSING TECHNOLOGY FUND



                                       A1

                                                                     Exhibit (g)

                             NBP TRUECROSSING FUNDS

                               CUSTODIAN AGREEMENT

         AGREEMENT made as of the 8th day of December, 1999, and amended as of the 27th day of December, 2000, by and between NBP TrueCrossing Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust") and Forum Trust, LLC, a Maine limited liability company doing business as a nondepository trust company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act") and may offer one or more series of shares, each of which shall represent an interest in a separate portfolio of Securities and Cash (each as hereinafter defined) (all such existing and additional series now or hereafter listed on Exhibit A being hereafter referred to individually as a "Portfolio," and collectively, as the "Portfolios"); and

         WHEREAS, Forum has entered into a certain Master Subcustodian Agreement with Bankers Trust Company ("Bankers Trust") dated as of April 20, 1999 (the "Master Subcustodian Agreement") under which Bankers Trust provides certain sub-custody services on behalf of the Portfolios to Forum; and

         WHEREAS, Trust wishes to retain Forum to provide certain custodial services to Trust for the benefit of the Portfolios, and Forum is willing to provide such services;

         NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, the parties hereto agree as follows:

         SECTION 1.            EMPLOYMENT OF FORUM

         Trust, on behalf of each Portfolio, hereby employs Forum as custodian of all assets of each Portfolio that are delivered to and accepted by Forum or any Subcustodian (as that term is defined in Section 4) (the "Property") pursuant to the terms and conditions set forth herein. For purposes of this Agreement, "delivery" of Property shall include the acquisition by Trust of a security entitlement (as that term is defined in the New York Uniform Commercial Code ("UCC")). Without limitation, such Property shall include stocks and other equity interests of every type, evidences of indebtedness, other instruments representing same or rights or obligations to receive, purchase, deliver or sell same and other non-cash investment property of a Portfolio ("Securities") and cash from any source and in any currency ("Cash"), provided that Forum shall have the right, in its sole discretion, to refuse to accept as Property any property of a Portfolio that Forum considers not to be appropriate or in proper form for deposit for any reason. Forum shall not be responsible for any property of a Portfolio held or received by Trust or others and not delivered to Forum or any Subcustodian.

         SECTION 2. MAINTENANCE OF SECURITIES AND CASH AT FORUM AND SUBCUSTODIAN LOCATIONS

         Pursuant to Instructions (as hereinafter defined in Section 15), Trust shall direct Forum to (a) settle Securities transactions and maintain Cash in the country or other jurisdiction in which the principal trading market for such Securities is located, where such Securities are to be presented for payment or where such Securities are acquired and (b) maintain Cash and cash equivalents in such countries in amounts reasonably necessary to effect Trust's transactions in such Securities. Instructions to settle Securities transactions in any country shall be deemed to authorize the holding of such Securities and Cash in that country.

         SECTION 3.            CUSTODY ACCOUNT

         Forum agrees to establish and maintain one or more custody accounts on its books each in the name of Trust on behalf of a Portfolio (each, an "Account") for any and all Property from time to time received and accepted by Forum or any Subcustodian for the account of such Portfolio. Upon delivery by Trust to Forum of any acceptable Property belonging to a Portfolio, Trust shall, by Instructions, specifically indicate in which Portfolio such Property belongs or if such Property belongs to more than one Portfolio, shall allocate such Property to the appropriate Portfolios, and Forum shall allocate such Property to the Accounts in accordance with the Instructions. Trust, on behalf of each Portfolio, acknowledges (i) its responsibility as a principal for all of its obligations to Forum arising under or in connection with this Agreement, notwithstanding, that it may be acting on behalf of other persons, and (ii) warrants its authority to deposit in the appropriate Account any Property received therefor by Forum or a Subcustodian and to give, and authorize others to give, instructions relative thereto. Forum may deliver securities of the same class in place of those deposited in the Account.

         Forum shall hold, keep safe and protect as custodian for each Account all Property in such Account and, to the extent such Property constitutes "financial assets" as defined in the UCC, shall maintain those financial assets in such Account as security entitlements in favor of the Portfolio in whose name the Account is maintained. All transactions, including, but not limited to, foreign exchange transactions, involving the Property shall be executed or settled solely in accordance with Instructions (which shall specifically reference the Account for which such transaction is being settled), except that until Forum receives Instructions to the contrary, Forum will:

         (a) Collect all interest and dividends and all other income and payments, whether paid in cash or in kind, on the Property, as the same become payable and credit the same to the appropriate Account;

         (b) Present for payment all Securities held in an Account that are called, redeemed or retired or otherwise become payable and all coupons and other income items that call for payment upon presentation to the extent that Forum or Subcustodian is actually aware of such opportunities and hold the cash received in such Account pursuant to this Agreement;

         (c) (i) Exchange Securities where the exchange is purely ministerial (including, without limitation, the exchange of temporary securities for those in definitive form and the exchange of warrants, or other documents of entitlement to securities, for the Securities themselves) and (ii) when notification of a tender or exchange offer (other than ministerial exchanges described in

(i) above) is received for an Account, endeavor to receive Instructions, provided that if such Instructions are not received in time for Forum to take timely action, no action shall be taken with respect thereto;

         (d) Whenever notification of a rights entitlement or a fractional interest resulting from a rights issue, stock dividend or stock split is received for an Account and such rights entitlement or fractional interest bears an expiration date, if after endeavoring to obtain Instructions such Instructions are not received in time for Forum to take timely action or if actual notice of such actions was received too late to seek Instructions, sell in the discretion of Forum (which sale Trust hereby authorizes Forum to make) such rights entitlement or fractional interest and credit the Account with the net proceeds of such sale;

         (e) Execute in Trust's name for an Account, whenever Forum deems it appropriate, such ownership and other certificates as may be required to obtain the payment of income from the Property in such Account;

         (f) Pay for each Account, any and all taxes and levies in the nature of taxes imposed on interest, dividends or other similar income on the Property in such Account by any governmental authority. In the event there is insufficient Cash available in such Account to pay such taxes and levies, Forum shall notify Trust of the amount of the shortfall and Trust may, or may cause the Portfolio to, at its option, deposit additional Cash in such Account or take steps to have sufficient Cash available. Trust, on behalf of the Portfolios agrees, when and if requested by Forum and required in connection with the payment of any such taxes, to cooperate with Forum in furnishing information, executing documents or otherwise;

          (g)  Appoint   brokers   and  agents   for  any  of  the   ministerial
transactions involving the Securities described in (a) - (f), including, without limitation, affiliates of Forum or any Subcustodian; and

         (h) In the event of any loss of Securities or Cash, use its best efforts to ascertain the circumstances relating to such loss and promptly report the same to Trust.

         Forum shall provide cash management services to Trust as referenced in the "Instructions Regarding Cash Management Services", dated December 8, 1999, and as may be amended from time to time.

         SECTION 4.            SUBCUSTODIANS AND SECURITIES SYSTEMS

         Trust authorizes and instructs Forum to maintain the Property in each Account directly in one of its United States ("U.S.") branches or indirectly through custody accounts that have been established by Forum with the following other securities intermediaries: (a) another U.S. bank or trust company (including Bankers Trust pursuant to the Master Subcustodian Agreement) or branch thereof located in the U.S. that is itself qualified under the 1940 Act, to act as custodian, or a non-U.S. branch of Forum or of any U.S. Subcustodian, or a U.S. securities depository or clearing agency or system in which Forum or a U.S. Subcustodian participates (individually, a "U.S. Securities System") or (b) one of Forum's majority-owned non-U.S. subsidiaries, a majority-owned subsidiary of a U.S. Subcustodian or a non-U.S. bank or trust company, acting as custodian (individually, a "non-U.S. Subcustodian"; U.S. Subcustodians and non-U.S. Subcustodians, collectively, "Subcustodians"), or a non-U.S. depository or clearing agency or system in which Forum or any Subcustodian participates (individually, a "non-U.S. Securities System"; U.S. Securities System and non-U.S. Securities System, collectively, "Securities System"), PROVIDED that in each case in which a U.S. Subcustodian or U.S. Securities System is employed, Forum shall notify Trust of the appointment of such U.S. Subcustodian or U.S. Securities System; PROVIDED FURTHER that in each case in which a non-U.S. Subcustodian or non-U.S. Securities System is employed, (a) such Subcustodian or Securities System either is (i) a "qualified U.S. bank" as defined by Rule 17f-5 under the 1940 Act ("Rule 17f-5") or (ii) an "eligible foreign custodian" within the meaning of Rule 17f-5 or such Subcustodian or Securities System is the subject of an order granted by the U.S. Securities and Exchange Commission ("SEC") exempting such agent or the subcustody arrangements thereto from all or part of the provisions of Rule 17f-5, and (b) the identity of the non-U.S. Subcustodian and the agreement between Forum and such non-U.S. Subcustodian has been approved by Instructions; it being understood that Forum shall have no liability or responsibility for determining whether the approval of any Subcustodian or Securities System by Instructions is proper under the 1940 Act or any rule or regulation thereunder. Exhibit D attached hereto lists all Subcustodians and Securities Systems that have been approved by Instructions. Notwithstanding Section 20 hereof or any other provision hereof to the contrary, Exhibit D may be amended solely by the delivery to Forum of Instructions pursuant to Section 15 hereof.

         Upon receipt of Instructions from Trust, Forum agrees to cease the employment of any Subcustodian or Securities System with respect to Trust, and if desirable and practicable, appoint a replacement Subcustodian or securities system in accordance with the provisions of this Section. In addition, Forum may, at any time in its discretion, upon written notification to Trust, terminate the employment of any Subcustodian or Securities System.

         Forum shall deliver to Trust annually a certificate stating: (a) the identity of each non-U.S. Subcustodian and non-U.S. Securities System then acting on behalf of Forum and the name and address of the governmental agency or other regulatory authority that supervises or regulates such non-U.S Subcustodian and non-U.S. Securities System; (b) the countries in which each non-U.S. Subcustodian or non-U.S. Securities System is located; and (c) if requested by Trust's Board of Trustees or if the Board of Trustees responsible for any Portfolio directly approves its foreign custody arrangements, such other information relating to such non-U.S. Subcustodians and non-U.S. Securities Systems as may reasonably be requested by Trust to ensure compliance with Rule 17f-5. If requested by the Trust's Board of Trustees or if the Board of Trustees directly approves its foreign custody arrangements, Forum also shall furnish annually to Forum information concerning such non-U.S. Subcustodians and non-U.S. Securities Systems similar in kind and scope as that furnished to Trust in connection with the initial approval of this Agreement. Forum agrees to promptly notify Trust if, in the normal course of its custodial activities, Forum learns of a material adverse change in the financial condition of a non-U.S. Subcustodian or a non-U.S. Securities System suffers a material loss of Property, or Forum has reason to believe that any non-U.S. Subcustodian or non-U.S. Securities System has ceased to be a qualified U.S. bank or an eligible foreign custodian each within the meaning of Rule 17f-5 or has ceased to be subject to an exemptive order from the SEC.

         SECTION 5.            USE OF SUBCUSTODIAN

         With respect to Property in an Account that is maintained by Forum through a Subcustodian employed pursuant to Section 4:

          (a) Forum will identify on its books as belonging to Trust on behalf of a Portfolio, any Property maintained through such Subcustodian.

          (b) Any Property in the Account held by a Subcustodian will be subject only to the instructions of Forum or its agents.

          (c) Property deposited with a Subcustodian will be maintained in an account holding only assets for customer of Forum.

          (d) Any agreement Forum shall enter into with a non-U.S. Subcustodian with respect to maintaining Property shall require that (i) the Account will be adequately indemnified or its losses adequately insured; (ii) the Property so maintained is not subject to any right, charge, security interest, lien or claim of any kind in favor of such Subcustodian or its creditors except a claim for payment in accordance with such agreement for its safe custody or administration; (iii) beneficial ownership of Securities be freely transferable without the payment of money or value other than for safe custody or administration; (iv) adequate records will be maintained identifying the Property maintained pursuant to such Agreement as belonging to Trust or as being held by Forum, on behalf of Trust or all its customers; (v) to the extent permitted by applicable law, officers of or auditors employed by, or other representatives of or designated by, Forum, including the independent public accountants of or designated by, Trust be given access to the books and records of such Subcustodian relating to Property or confirmation of the contents of those records; and (vi) Forum on behalf of Trust will receive periodic reports with respect to the safekeeping of the Property, including but not limited to notification of any transfer of Property into or out of an Account.

         SECTION 6.            USE OF SECURITIES SYSTEM

         With respect to Property in the Account(s) that is maintained by Forum or any Subcustodian through a Securities System employed pursuant to Section 4:

         (a) Forum shall, and the Subcustodian will be required by its agreement with Forum to, identify on its books such Property as being maintained for the account of Forum or Subcustodian for its customers.

         (b) Any Property maintained through a Securities System for the account of Forum or a Subcustodian will be subject only to the instructions of Forum or such Subcustodian, as the case may be.

         (c) Property deposited with a Securities System will be maintained in an account holding only assets for customers of Forum or Subcustodian, as the case may be, unless precluded by applicable law, rule, or regulation.

         (d) Forum shall provide Trust with any report obtained by Forum or Subcustodian on the Securities System's accounting system, internal accounting control and procedures for safeguarding securities deposited in the Securities System.

         SECTION 7.            AGENTS

         Forum may at any time or times in its sole discretion appoint (or remove), as its agent to carry out such of the provisions of this Agreement as Forum may from time to time direct any other U.S. bank or trust company which is itself qualified under the 1940 Act to act as custodian, including Bankers
Trust; PROVIDED, however, that the appointment of any agent shall not relieve Forum of its responsibilities or liabilities hereunder. Forum shall provide reasonable notice to Trust of the appointment or removal of any agent.

         SECTION  8.           RECORDS,   OWNERSHIP  OF  PROPERTY,   STATEMENTS,
         OPINIONS OF  INDEPENDENT  CERTIFIED PUBLIC ACCOUNTANTS

         (a) The ownership of the Property, whether maintained directly by Forum or indirectly through a Subcustodian or a Securities System as authorized herein, shall be clearly recorded on Forum's books as belonging to the appropriate Account and not to the Forum. Forum shall keep accurate and detailed accounts of all investments, receipts, disbursements and other transactions for each Account. All accounts, books and records of Forum relating thereto shall be open to inspection and audit at all reasonable times during normal business hours by any person designated by Trust. All such accounts shall be maintained and preserved in the form reasonably requested by Trust. Forum will supply to Trust from time to time, as mutually agreed upon, a statement in respect to any Property in an Account maintained by Forum or by a Subcustodian. In the absence of the filing in writing with Forum by Trust of exceptions or objections to any such statement within sixty (60) days of the mailing thereof, Trust shall be deemed to have approved such statement and in such case or upon written approval of Trust of any such statement, such statement shall be presumed to be for all purposes correct with respect to all information set forth therein.

         (b) Forum shall take all reasonable action as Trust may request to obtain from year to year favorable opinions from Trust's independent certified public accountants with respect to Forum's activities hereunder in connection with the preparation of Trust's registration statement on Form N-1A and Trust's Form N-SAR or other periodic reports to the SEC and with respect to any other requirements of the SEC.

         (c) At the request of Trust, Forum shall deliver, and shall cause the Subcustodians to deliver, to Trust a written report prepared by Forum's independent certified public accountants with respect to the services provided by Forum under this Agreement, including, without limitation, Forum's accounting system, internal accounting control and procedures for safeguarding Cash and

Securities, including Cash and Securities deposited and/or maintained in a securities system or with a Subcustodian. Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by Trust and as may reasonably be obtained by Forum.

         (d) Trust may elect to participate in any of the electronic on-line service and communications systems offered by Forum or a Subcustodian that can provide Trust, on a daily basis, with the ability to view on-line or to print in hard copy various reports of Account activity and of Securities and/or Cash being held in any Account. To the extent that such service shall include market values of Securities in an Account, Trust hereby acknowledges that Forum or such Subcustodian now obtains and may in the future obtain information on such values from outside sources that Forum or such Subcustodian considers to be reliable, and Trust agrees that Forum and such Subcustodian (i) does not verify or represent or warrant either the reliability of such service nor the accuracy or completeness of any such information furnished or obtained by or through such service and (ii) shall be subject to the standard of care set forth in Section 16 of this Agreement in selecting and utilizing such service or furnishing any information derived therefrom.

         SECTION 9.            HOLDING OF SECURITIES, NOMINEES, ETC.

         Securities in an Account that are maintained by Forum or any Subcustodian may be held directly by such entity in the name of Trust or in
bearer  form  or   maintained,   on  behalf  of  a  Portfolio,   in  Forum's  or
Subcustodian's name or in the name of Forum's or Subcustodian's nominee. Securities that are maintained through a Subcustodian or which are eligible for deposit in a Securities System as provided above may be maintained with the Subcustodian or the Securities System in an account for Forum's or Subcustodian's customers, unless prohibited by law, rule, or regulation. Forum or Subcustodian, as the case may be, may combine certificates representing Securities held in an Account with certificates of the same issue held by Forum or Subcustodian as fiduciary or as a custodian. In the event that any Securities in the name of Forum or its nominee or held by a Subcustodian and registered in the name of such Subcustodian or its nominee are called for partial redemption by the issuer of such Security, Forum may, subject to the rules or regulations pertaining to allocation of any Securities System in which such Securities have been deposited, allot, or cause to be allotted, the called portion of the respective beneficial holders of such class of security in any manner Forum deems to be fair and equitable. Securities maintained with a Securities System shall be maintained subject to the rules of that Securities System governing the rights and obligations among the Securities System and its participants.

         SECTION 10.             PROXIES, ETC.

         With respect to any proxies, notices, reports or other communications pertaining to any of the Securities in any Account, Forum shall perform such services and only such services as are (i) set forth in Section 3 of this Agreement, (ii) described in the applicable Service Standards (the "Proxy Service"), and (iii) as may otherwise be agreed upon between Forum and Trust. The liability and responsibility of Forum in connection with the Proxy Service referred to in (ii) of the immediately preceding sentence and in connection with any additional services which Forum and Trust may agree upon as provided in
(iii) of the immediately preceding sentence shall be as set forth in the description of the Proxy Service and as may be agreed upon by Forum and Trust in connection with the furnishing of any such additional service and shall not be affected by any other term of this Agreement. Neither Forum nor its nominees or agents shall vote upon or in respect of any of the Securities in an Account, execute any form of proxy to vote thereon, or give any consent or take any action (except as provided in Section 3) with respect thereto except upon the receipt of Instructions.

         SECTION 11.            SEGREGATED ACCOUNT

         To assist Trust in complying with the requirements of the 1940 Act and the rules and regulations thereunder, Forum shall, upon receipt of Instructions, establish and maintain a segregated account or accounts on its books for and on behalf of a Portfolio.

         SECTION 12.             SETTLEMENT PROCEDURES

         Securities will be transferred, exchanged or delivered by Forum or a Subcustodian upon receipt by Forum of Instructions that include all information required by Forum. Settlement and payment for Securities received for an Account and delivery of Securities out of such Account may be effected in accordance with the customary or established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering Securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such Securities from such purchaser or dealer, as such practices and procedures may be modified or supplemented in accordance with the standard operating procedures of Forum in effect from time to time for that jurisdiction or market. Forum shall not be liable for any loss which results from effecting transactions in accordance with the customary or established securities trading or securities processing practices and procedures in the applicable jurisdiction or market.

         Forum or a Subcustodian may settle purchases and sales against, or credit income to, an Account, and Forum may, at its sole option upon written notice to Trust, reverse such credits or debits to the appropriate Account in the event that the transaction does not settle, or the income is not received in a timely manner, and Trust agrees to hold Forum harmless from any losses that may result therefrom. With respect to the activities of Bankers Trust as Subcustodian under the Master Subcustodian Agreement, such credits and reversals, if any, shall be on a contractual basis, as outlined in the Bankers Trust Service Standards, as described below and provided to Trust by Forum.

         The applicable Service Standards mean the Global Guide, the Policies and Standards Manual, and any other documents issued by the Forum, Bankers Trust and other Subcustodians from time to time specifying the procedures for communicating with a Trust, the terms of any additional services to be provided to a Trust, and such other matters as may be agreed between the parties time to time. Copies of the current Service Standards have been delivered to Trust.

         SECTION 13.            CONDITIONAL CREDITS

         (a) Notwithstanding any other provision of this Agreement, Forum or a Subcustodian shall not be required to comply with any Instructions to settle the purchase of any securities for the Account unless there are sufficient immediately available funds in the relevant currency in the Account; PROVIDED THAT, if, after all expenses, debits and withdrawals of Cash in the relevant currency ("Debits") applicable to the Account have been made and if after all Conditional Credits, as defined below, applicable to the Account have become final entries as set forth in (c) below, the amount of immediately available funds of the relevant currency in such Account is at least equal to the aggregate purchase price of all securities for which Forum has received Instructions to settle on that date ("Settlement Date"), Forum, upon settlement, shall credit the Securities to the Account by making a final entry on its books and records.

         (b) Notwithstanding the foregoing, if after all Debits applicable to the Account have been made, the amount of immediately available funds in a given currency in such Account are less than the aggregate purchase price in such currency of all securities for which Forum has received Instructions to settle on any Settlement Date, Forum, upon settlement, may credit the securities to the Account by making a conditional entry on its books and records ("Conditional Credit"), pending receipt of sufficient immediately available funds in the relevant currency in the Account.

         (c) If, within a reasonable time from the posting of a Conditional Credit and after all Debits applicable to the Account have been made, immediately available funds in the relevant currency at least equal to the aggregate purchase price in such currency of all securities subject to a Conditional Credit on a Settlement Date are deposited into the Account, Forum shall make the Conditional Credit a final entry on its books and records. In such case, Trust shall be liable to Forum only for late charges at a rate that Forum customarily charges for similar extensions of credit.

         (d) If (i) within a reasonable time from the posting of a Conditional Credit, immediately available funds at least equal to the resultant Debit on a Settlement Date are not deposited in the Account, or (ii) any Proceeding (as defined below) shall occur, Forum may sell such of the Securities subject to the Conditional Credit as it selects in its sole discretion and shall apply the net proceeds of such sale to cover such Debit, including related late charges, and any remaining proceeds shall be credited to the Account. If such proceeds are insufficient to satisfy such Debit in full, Trust shall continue to be liable to Forum for any shortfall. Forum shall make the Conditional Credit a final entry on its books as to the Securities not required to be sold to satisfy such Debit. Pending payment in full by Trust of the purchase price for Securities subject to a Conditional Credit, and Forum's making a Conditional Credit a final entry on its books, and, unless consented to by Forum, Trust shall have no right to give further Instructions in respect of Securities subject to a Conditional Credit. Forum shall have the sole discretion to determine which Securities shall be deemed to have been paid for by Trust out of funds available in the Account. Any such Conditional Credit may be reversed (and any corresponding Debit shall be canceled) by Forum unless and until Forum makes a final entry on its books crediting such Securities to the Account. The term "Proceeding" shall mean any insolvency, bankruptcy, receivership, reorganization or similar proceeding relating to Trust, whether voluntary or involuntary.

         (e) Trust agrees that it will not use the Account to facilitate the purchase of securities without sufficient funds in the Account (which funds shall not include the expected proceeds of the sale of the purchased securities).

         SECTION 14.             PERMITTED TRANSACTIONS

         Trust agrees that it will cause transactions to be made pursuant to this Agreement only upon Instructions in accordance with Section 15 (but subject to Section 3) and only for the purposes listed below.

          (a) In connection with the purchase or sale of Securities at prices as confirmed by Instructions.

          (b) When Securities are called, redeemed or retired, or otherwise become payable.

          (c) In exchange for or upon conversion into other securities alone or other securities and cash pursuant to any plan or merger, consolidation, reorganization, recapitalization or readjustment.

          (d) Upon conversion of Securities pursuant to their terms into other securities.

          (e) Upon exercise of subscription, purchase or other similar rights represented by Securities.

          (f) For the payment of interest, taxes, management or supervisory fees, distributions or operating expenses.

          (g) In connection with any borrowings by Trust requiring a pledge of Securities, but only against receipt of amounts borrowed or in order to satisfy requirements for additional or substitute collateral.

          (h) In connection with any loans, but only against receipt of collateral as specified in Instructions which shall reflect any restrictions applicable to Trust.

          (i) For the purpose of redeeming shares of the capital stock of Trust against delivery of the shares to be redeemed to Forum, a Subcustodian or Trust's transfer agent.

          (j) For the purpose of redeeming in kind shares of Trust against delivery of the shares to be redeemed to Forum, a Subcustodian or Trust's transfer agent.

          (k) For delivery in accordance with the provisions of any agreement among Trust, on behalf of a Portfolio, the Portfolio's investment adviser and a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., relating to compliance with the rules of The Options Clearing Corporation, the Commodities Futures Trading Commission or of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by Trust.

          (l) For release of Securities to designated brokers under covered call options, provided, however, that such Securities shall be released only upon payment to Forum of monies for the premium due and a receipt for the Securities which are to be held in escrow. Upon exercise of the option, or at expiration, Forum will receive the Securities previously deposited from broker. Forum will act strictly in accordance with Instructions in the delivery of Securities to be held in escrow and will have no responsibility or liability for any such Securities which are not returned promptly when due other than to make proper request for such return.

          (m) For spot or forward foreign exchange transactions to facilitate security trading or receipt of income from Securities related transactions.

          (n)  Upon the  termination  of this  Agreement as set forth in Section
21.

          (o)  For other proper purposes.

          Trust agrees that Forum and any Subcustodian shall have no obligation to verify the purpose for which a transaction is being effected.

         SECTION 15.           INSTRUCTIONS

         The term "Instructions" means instructions from Trust in respect of any of Forum's duties hereunder that have been received by Forum at its address set forth in Section 22 below (i) in writing (including, without limitation, facsimile transmission) or by tested telex signed or given by such one or more person or persons as Trust shall have from time to time authorized in writing to give the particular class of Instructions in question and whose name and (if applicable) signature and office address have been filed with Forum; or (ii) which have been transmitted electronically through an electronic on-line service and communications system offered by Forum or other electronic instruction system acceptable to Forum; or (iii) a telephonic or oral communication by one or more persons as Trust shall have from time to time authorized to give the particular class of Instructions in question and whose name has been filed with Forum; or (iv) upon receipt of such other form of instructions as Trust may from time to time authorize in writing and which Forum has agreed in writing to accept. Instructions in the form of oral communications shall be confirmed by Trust by tested telex or writing in the manner set forth in clause (i) above, but the lack of such confirmation shall in no way affect any action taken by Forum in reliance upon such oral instructions prior to Forum's receipt of such confirmation. Instructions may relate to specific transactions or to types or classes of transactions, and may be in the form of standing instructions.

         Forum shall have the right to assume in the absence of notice to the contrary from Trust that any person whose name is on file with Forum pursuant to this Section has been authorized by Trust to give the Instructions in question and that such authorization has not been revoked. Forum may act upon and conclusively rely on, without any liability to Trust or any other person or entity for any losses resulting therefrom, any Instructions reasonably believed by it to be furnished by the proper person or persons as provided above.

         SECTION 16.            STANDARD OF CARE

         Forum shall be responsible for the performance of only such duties as are set forth herein or contained in Instructions given to Forum that are not contrary to the provisions of this Agreement. Forum will use reasonable care and diligence with respect to the safekeeping of Property in each Account and, except as otherwise expressly provided herein, in carrying out its obligations under this Agreement. So long as and to the extent that it has exercised reasonable care and diligence, Forum shall not be responsible for the title, validity or genuineness of any Property or other property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon, and may conclusively rely on, without liability for any loss resulting therefrom, any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed or furnished by the proper party or parties, including, without limitation, Instructions, and shall be indemnified by Trust for any losses, damages, costs and expenses (including, without limitation, reasonable fees and expenses of counsel) incurred by Forum and arising out of action taken or omitted with reasonable care by Forum hereunder or under any Instructions. Forum shall be liable to Trust for any act or omission to act of any Subcustodian to the same extent as if Forum committed such act itself. With respect to a Securities System,

Forum shall only be responsible or liable for losses arising from employment of such Securities System caused by Forum's own failure to exercise reasonable care; provided that in the event of any such loss, Forum shall take all reasonable steps to enforce such claims as it may have against the Securities System to protect the interests of the Trust.

         In the event of any loss to Trust by reason of the failure of Forum or a Subcustodian to utilize reasonable care, Forum shall be liable to Trust to the extent of Trust's actual damages at the time such loss was discovered (including, without limitation, reasonable fees and expenses of counsel) without reference to any special conditions or circumstances. In no event shall Forum be liable for any consequential or special damages.

         Forum shall be entitled to rely, and may act, on advice of counsel (who may be counsel for Forum or Trust) on all matters and shall be without liability for any action reasonably taken or omitted in good faith pursuant to such advice, provided that with respect to the performance of any action or omission of any action upon such advice, the Forum shall be required to conform to the standard of care set forth in this Section 16.

         In the event Trust subscribes to an electronic on-line service and communications system offered by Forum, Trust shall be fully responsible for the security of its connecting terminal, access thereto and the proper and authorized use thereof and the initiation and application of continuing effective safeguards with respect thereto and agrees to defend and indemnify Forum and hold Forum harmless from and against any and all losses, damages, costs and expenses (including the fees and expenses of counsel) incurred by Forum as a result of any improper or unauthorized use of such terminal by Trust or by any others.

         All collections of funds or other property paid or distributed in respect of Securities in an Account, including funds involved in third-party foreign exchange transactions, shall be made at the risk of Trust.

         Subject to the exercise of reasonable care, Forum shall have no liability for any loss occasioned by delay in the actual receipt of notice by Forum or by a Subcustodian of any payment, redemption or other transaction regarding Securities in each Account in respect of which Forum has agreed to take action as provided in Section 3 hereof. Forum shall not be liable for any loss resulting from, or caused by, or resulting from acts of governmental authorities (whether de jure or de facto), including, without limitation, nationalization, expropriation, and the imposition of currency restrictions; devaluations of or fluctuations in the value of currencies; changes in laws and regulations applicable to the banking or securities industry; market conditions that prevent the orderly execution of securities transactions or affect the value of Property; acts of war, terrorism, insurrection or revolution; strikes or work stoppages; the inability of a local clearing and settlement system to settle transactions for reasons beyond the control of Forum; hurricane, cyclone, earthquake, volcanic eruption, nuclear fusion, fission or radioactivity, or other acts of God.

         Forum shall have no liability in respect of any loss, damage or expense suffered by Trust, insofar as such loss, damage or expense arises from the performance of Forum's duties hereunder by reason of Forum's reliance upon records that were maintained for Trust by entities other than Forum prior to Forum's employment under this Agreement.

         If Forum does not exercise reasonable care, Forum shall indemnify Trust for any losses, damages, costs and expenses (including, without limitation, the fees and expenses of counsel) incurred by Trust and arising out of action taken or omitted without reasonable care by Forum hereunder or under any Instructions.

         SECTION 17. INVESTMENT LIMITATIONS AND LEGAL OR CONTRACTUAL RESTRICTIONS OR REGULATIONS

         Neither Forum nor any Subcustodians shall be liable to Trust or a Portfolio and Trust agrees to indemnify Forum, all Subcustodians and their nominees, for any loss, damage or expense suffered or incurred by Forum, any Subcustodian or their nominees arising out of any violation of any investment restriction or other restriction or limitation applicable to Trust or any Portfolio pursuant to any contract or any law or regulation.

         SECTION 18.           FEES AND EXPENSES

         Trust agrees to pay to Forum such compensation for its services pursuant to this Agreement as may be mutually agreed upon in writing from time to time and Forum's reasonable out-of-pocket or incidental expenses in connection with the performance of this Agreement, including (but without limitation) reasonable legal fees as described herein and/or deemed necessary in the judgment of Forum to keep safe or protect the Property in the Account. The initial fee schedule is attached hereto as Exhibit B. Such fees will not be abated by, nor shall Forum be required to account for, any profits or commissions received by Forum in connection with its provision of custody services under this agreement. Trust hereby agrees to hold Forum harmless from any liability or loss resulting from any taxes or other governmental charges, and any expense related thereto, which may be imposed, or assessed with respect to any Property in an Account and also agree to hold Forum, its Subcustodians, and their respective nominees harmless from any liability as a record holder of Property in such Account. Forum is authorized to charge the applicable Account for such items, and Forum shall have a lien on the Property in the applicable Account for any amount payable to Forum under this Agreement, including but not limited to amounts payable pursuant to Section 13 and pursuant to indemnities granted by Trust under this Agreement.

         SECTION 19.           TAX RECLAIMS

         With respect to withholding taxes deducted and which may be deducted from any income received from any Property in an Account, Forum shall perform such services with respect thereto as are described in the applicable Service Standards and shall in connection therewith be subject to the standard of care set forth in such Service Standards. Such standard of care shall not be affected by any other term of this Agreement.

         SECTION 20.             AMENDMENT, MODIFICATIONS, ETC.

         No provision of this Agreement may be amended, modified or waived except in a writing signed by the parties hereto (except that Exhibit D may be amended as provided in Section 4 hereof and Exhibit B may be amended as provided for therein). In addition, any amendment to Sections 8(c), 8(d), 16, 17, 24, 27 and 28 of this Agreement shall require the written consent of Bankers Trust. No waiver of any provision hereto shall be deemed a continuing waiver unless it is so designated. No failure or delay on the part of either party in exercising any power or right under this Agreement operates as a waiver, nor does any single or partial exercise of any power or right preclude any other or further exercise thereof or the exercise of any other power or right.

         SECTION 21.            TERMINATION

         (a) This Agreement may be terminated by Trust or Forum by ninety (90) days' written notice to the other; PROVIDED that notice by Trust shall specify the names of the persons to whom Forum shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid. If notice of termination is given by Forum, Trust shall, within ninety (90) days following the giving of such notice, deliver to Forum a written notice specifying the names of the persons to whom Forum shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid. In either case, Forum will deliver such Property to the persons so specified, after deducting therefrom any amounts that Forum determines to be owed to it hereunder. In addition, Forum may in its discretion withhold from such delivery such Property as may be necessary to settle transactions pending at the time of such delivery. Trust grants to Forum a lien and right of setoff against the Account and all Property held therein from time to time in the full amount of the foregoing obligations. If within ninety (90) days following the giving of a notice of termination by Forum, Forum does not receive the aforementioned written notice specifying the names of the persons to whom Forum shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid, Forum, at its election, may deliver such Securities and pay such Cash to a bank or trust company doing business in the State of New York to be held and disposed of pursuant to the provisions of this Agreement, or may continue to hold such Securities and Cash until a written notice as aforesaid is delivered to Forum, provided that from and after the ninetieth day Forum's obligations shall be limited to safekeeping.

         (b) This Agreement may be terminated by Trust or Forum as to one or more Portfolios (but less than all of the Portfolios) by delivery of an amended Exhibit A deleting such Portfolios, in which case termination as to such deleted Portfolios shall take effect ninety (90) days after the date of such delivery, or such earlier time as mutually agreed. The execution and delivery of an amended Exhibit A that deletes one or more Portfolios shall constitute a termination of this Agreement only with respect to such deleted Portfolio(s), shall be governed by Section 21(a) as to the identification of a successor custodian and the delivery of Cash and Securities of the Portfolio(s) so deleted to such successor custodian, and shall not affect the obligations of Forum and Trust hereunder with respect to the other Portfolios set forth in Exhibit A, as amended from time to time.

         (c) Sections 16, 17, 18, 27 and 30 shall survive the termination of this Agreement as to one or more or all Portfolios.

         SECTION 22.            NOTICES

         Except as otherwise provided in this Agreement, all requests, demands or other communications between the parties or notices in connection herewith
(a) shall be in writing, hand delivered or sent by registered mail, telex or facsimile addressed to such other address as shall have been furnished by the receiving party pursuant to the provisions hereof and (b) shall be deemed effective when received, or, in the case of a telex, when sent to the proper number and acknowledged by a proper answerback.

         SECTION 23.           SEVERAL OBLIGATIONS OF THE PORTFOLIOS

         With respect to any obligations of Trust on behalf of each Portfolio and each of its related Accounts arising out of this Agreement, Forum shall look for payment or satisfaction of any obligation solely to the assets and property of the Portfolio and such Accounts to which such obligation relates as though Trust had separately contracted with Forum by separate written instrument with respect to each Portfolio and its related Accounts.

         SECTION 24.           SECURITY FOR PAYMENT

         To secure payment of all obligations due hereunder, Trust hereby grants to Forum a continuing security interest in and right of setoff against each Account and all Property held therein from time to time in the full amount of such obligations; PROVIDED THAT, if there is more than one Account and the obligations secured pursuant to this Section can be allocated to a specific Account or the Portfolio related to such Account, such security interest and right of setoff will be limited to Property held for that Account only and its related Portfolio. Should Trust fail to pay promptly any amounts owed hereunder, Forum shall be entitled to use available Cash in the Account or applicable Account, as the case may be, and to dispose of Securities in the Account or such applicable Account as is necessary. In any such case and without limiting the foregoing, Forum shall be entitled to take such other actions or exercise such other options, powers and rights as Forum now or hereafter has as a secured creditor under the UCC or any other applicable law, including, without limitation, granting to any Subcustodian a security interest in such Accounts on terms similar to those set forth in this Section 24.

         SECTION 25.           REPRESENTATIONS AND WARRANTIES

         (a)   Trust hereby represents and warrants to Forum that:

         (i) the employment of Forum and the allocation of fees, expenses and other charges to any Account as herein provided, is not prohibited by law or any governing documents or contracts to which it is subject;

         (ii) the terms of this Agreement do not violate any obligation by which Trust is bound, whether arising by contract, operation of law or otherwise;

         (iii) this Agreement has been duly authorized by appropriate action and when executed and delivered will be binding upon Trust and each Portfolio in accordance with its terms; and

         (iv) it will deliver to Forum a duly executed Secretary's Certificate in the form of Exhibit C hereto or such other evidence of such authorization as Forum may reasonably require, whether by way of a certified resolution or otherwise.

         (b)   Forum hereby represents and warrants to Trust that:

         (i) the terms of this Agreement do not violate any obligation by which Forum is bound, whether arising by contract, operation of law or otherwise;

         (ii) this Agreement has been duly authorized by appropriate action and when executed and delivered will be binding upon Forum in accordance with its terms;

         (iii) it will deliver to Trust such evidence of such authorization as Trust may reasonably require, whether by way of a certified resolution or otherwise;

         (iv) it is qualified as a custodian under Section 26(a) of the 1940 Act and that it will remain so qualified or upon ceasing to be so qualified shall promptly notify Trust in writing; and

         (v) it is taking steps (a) believed by it in good faith to be reasonably designed to address the risk that critical computer systems and equipment containing the embedded microchips that it uses relating to its operations (the "Systems") may be unable to process properly and calculate date-related information and data from and after January 1, 2000 (the "Year 2000 Problem"), and (b) to obtain assurances deemed reasonable by Forum that its material service providers, including each Subcustodian, Securities System, agent or other financial institution employed by Forum to provide services to Trust under this Agreement, are taking reasonable steps to address the Year 2000 Problem. Forum reasonably expects that the effects of the Year 2000 Problem should not result in a material adverse effect on the business, financial condition or ability to timely perform any of its material obligations under this Agreement (a "Material Adverse Effect"). In addition, Forum agrees to notify Trust promptly if it has reason to believe that a Material Adverse Effect is likely to result from a Year 2000 Problem with respect to Forum or its material service providers.

         SECTION 26.           GOVERNING LAW AND SUCCESSORS AND ASSIGNS

         This Agreement shall be governed by the law of the State of New York and shall not be assignable by either party, but shall bind the successors in interest of Trust and Forum.

         SECTION 27.           THIRD-PARTY BENEFICIARY

         Trust hereby acknowledges and agrees that with respect to the Accounts:

          (a) Forum is  authorized  to and,  unless  otherwise  notified,  shall
appoint  Bankers  Trust  as  a  master  Subcustodian   pursuant  to  the  Master
Subcustodian Agreement.

          (b) As an inducement to Bankers Trust to act as a master Subcustodian, Trust authorizes the Forum to bind the Trust to those terms of the Master Subcustodian Agreement, including Section 23 thereof, which will obligate the Trust to pay obligations of each Portfolio for Property custodied pursuant to the Master Subcustodian Agreement.

          (c) Bankers Trust may rely, as fully as if it were a party hereto and named as "Custodian" herein, on the representations, warranties, covenants and indemnities of Trust set forth in Sections 8(d), 16, 17, 24 and 28 of this Agreement.

         SECTION 28.           REPRESENTATIVE CAPACITY AND BINDING OBLIGATION

         A copy of the Declaration of Trust of Trust is on file with the Secretary of State of the State of Delaware (and a copy of the Trust Instrument of Trust is on file with Trust's secretary). Notice is hereby given that this Agreement is not executed on behalf of the Trustees of Trust as individuals, and the obligations of this Agreement are not binding upon any of the Trustees, officers or shareholders of Trust individually but are binding only upon the assets and property of the Portfolios.

         SECTION 29.           SUBMISSION TO JURISDICTION

         Any suit, action or proceeding arising out of this Agreement may be instituted in any State or Federal court sitting in the City of New York, State of New York, United States of America, and Forum and Trust each irrevocably submits to the non-exclusive jurisdiction of any such court in any such suit, action or proceeding and waives, to the fullest extent permitted by law, any objection which it may now or hereafter have to the laying of venue of any such suit, action or proceeding brought in such a court and any claim that such suit, action or proceeding was brought in an inconvenient forum.

         SECTION 30.           CONFIDENTIALITY

         The parties hereto agree that each shall treat confidentially the terms and conditions of this Agreement and all information provided by each party to the other regarding its business and operations. All confidential information provided by a party hereto shall be used by any other party hereto solely for the purpose of rendering services pursuant to this Agreement and, except as may be required in carrying out this Agreement, shall not be disclosed to any third party without the prior consent of such providing party. The foregoing shall not be applicable to any information that is publicly available when provided or thereafter becomes publicly available other than through a breach of this Agreement, or that is required or requested to be disclosed by any bank or other regulatory examiner of Forum, Trust, or any Subcustodian, any auditor of the parties hereto, by judicial or administrative process or otherwise by applicable law or regulation.

         SECTION 31.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The trustees of the Trust and the shareholders of each Portfolio shall not be liable for any obligations of the Trust or of the Portfolios under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Portfolio to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Portfolios.

         SECTION 32.            SEVERABILITY

          If any  provision  of this  Agreement is  determined  to be invalid or
unenforceable,   such   determination   shall  not   affect  the   validity   or
enforceability of any other provision of this Agreement.

         SECTION 33.            ENTIRE AGREEMENT

         This  Agreement  together  with  its  Exhibits,   contains  the  entire
agreement between the parties relating to the subject matter hereof and supersedes any oral statements and prior writings with respect thereto.

         SECTION 34.           HEADINGS

         The headings of the sections hereof are included for convenience of reference only and do not form a part of this Agreement.

         SECTION 35.           COUNTERPARTS

         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. This Agreement shall become effective when one or more counterparts have been signed and delivered by each of the parties hereto.

         IN WITNESS WHEREOF, each of the parties has caused its duly authorized signatories to execute this Agreement as of the date first written above.

                             NBP TRUECROSSING FUNDS

                             By:/S/ JAMES B. COWPERTHWAIT
                                -----------------------------------------
                                    James B. Cowperthwait
                                    Chairman

                             FORUM TRUST, LLC

                             By:/S/ DAVID I. GOLDSTEIN
                                -----------------------------------------
                                    David I. Goldstein
                                    Secretary

- A1 -


                             NBP TRUECROSSING FUNDS
                               CUSTODIAN AGREEMENT

                                    EXHIBIT A

                               LIST OF PORTFOLIOS

NBP TrueCrossing Growth Fund
NBP TrueCrossing Technology Fund

                              NBP TRUECROSSING FUNDS

                              By:/S/ JAMES B. COWPERTHWAIT
                                 -----------------------------------------
                                     James B. Cowperthwait
                                     Chairman

                              FORUM TRUST, LLC

                              By:/S/ DAVID I. GOLDSTEIN
                                 -----------------------------------------
                                     David I. Goldstein
                                     Secretary



                                      -A1-

                             NBP TRUECROSSING FUNDS
                               CUSTODIAN AGREEMENT

                                    EXHIBIT B
                                  FEE SCHEDULE

This Exhibit B shall be amended upon delivery by Forum of a new Exhibit B to Trust and acceptance thereof by Trust and shall be effective as of the date of acceptance by Trust or a date agreed upon between Forum and Trust.

                           1. ACCOUNT MAINTENANCE FEES

         Domestic Custody Accounts                   $3,600 per account per year



                            2. DOMESTIC CUSTODY FEES

A.       SAFEKEEPING CHARGES

         Fee as an annualized % of Portfolio assets: 0.0100% of the first $1 billion in assets
                                                     0.0075% of the next $1
                                                        billion in assets
                                                     0.0050% thereafter

B.       TRANSACTION CHARGES

                                                                   Cost Per

         TRANSACTION TYPE                                         TRANSACTION
         ----------------                                         -----------
         DTC                                                          $12
         Federal Book Entry                                           $10
         PTC                                                          $10
         Physicals                                                    $25
         Maturities (Depository)                                      $10
         Maturities (Physical)                                        $25
         P&I Payments (Book Entry)                                     $3
         P&I Payments (Physical)                                      $10
         Fed Wires (from Custody account)                              $8
         SHE (Shares Held Elsewhere) Trades                           $25
         Forum Money Market Funds                                      $3



                                      -B1-

                                    3. NOTES

         The standard custody service includes: (i) asset safekeeping, (ii) trade settlement, (iii) income collection, (iv) corporate action processing (including proxy voting) and (v) tax reclaims (where applicable.)

         Accounts utilize actual settlement and are subject to the guidelines indicated in the Bankers Trust POLICIES AND STANDARDS manual.

         Out-of-pocket expenses are borne by Trust. Out-of-pocket expenses include, but are not limited to, postage and legal fees. These charges are passed on at cost.



                                      -B2-

                             NBP TRUECROSSING FUNDS
                               CUSTODIAN AGREEMENT

                                    EXHIBIT C

                         FORM OF SECRETARY'S CERTIFICATE

          I, [Name], hereby certify that I am the Secretary of NBP TrueCrossing Funds, a business trust organized under the laws of the State of Delaware (the "Company"), and as such I am duly authorized to, and do hereby, certify that:

          1. ORGANIZATIONAL DOCUMENTS. The Company's organizational documents, and all amendments thereto, have been filed with the appropriate governmental officials of Delaware, the Company continues to be in existence and is in good standing, and no action has been taken to repeal such organizational documents, the same being in full force and effect on the date hereof.

          2. BYLAWS. The Company's Bylaws have been duly adopted and no action has been taken to repeal such Bylaws, the same being in full force and effect.

          3. RESOLUTIONS. Resolutions have been duly adopted on behalf of the Company, which resolutions (i) have not in any way been revoked or rescinded,
(ii) have been in full force and effect since their adoption, to and including the date hereof, and are now in full force and effect, and (iii) are the only corporate proceedings of the Company now in force relating to or affecting the matters referred to therein, including, without limitation, confirming that the Company is duly authorized to enter into a certain custody agreement with Forum Trust, LLC (the "Agreement"), and that certain designated officers, including those identified in paragraph 4 of this Certificate, are authorized to execute said Agreement on behalf of the Company, in conformity with the requirements of the Company's organizational documents, Bylaws, and other pertinent documents to which the Company may be bound.

          4. INCUMBENCY. The following named individuals are duly elected (or appointed), qualified, and acting officers of the Company holding those offices set forth opposite their respective names as of the date hereof, each having full authority, acting individually, to bind the Company, as a legal matter, with respect to all matters pertaining to the Agreement, and to execute and deliver said Agreement on behalf of the Company, and the signatures set forth opposite the respective names and titles of said officers are their true, authentic signatures:

         NAME              TITLE                       SIGNATURE

         [Name]       [Position]
                                          -----------------------------------

         [Name]       [Position]
                                          -----------------------------------

         [Name]       [Position]
                                          -----------------------------------


                                      -C1-

         IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of _______, 19__.

                                     NBP TrueCrossing Funds

                                     By:
                                        ----------------------------------------
                                     Name:
                                          --------------------------------------
                                     Title:   Secretary

         I, [Name of Confirming Officer], [Title] of the Company, hereby certify that on this ___ day of ________, 19__, [Name of Secretary] is the duly elected Secretary of the Company and that the signature above is his genuine signature.

                                     NBP TrueCrossing Funds

                                     By:
                                        ----------------------------------------
                                     Name:
                                          --------------------------------------
                                     Title:
                                           -------------------------------------



                                      -C2-

                             NBP TRUECROSSING FUNDS
                               CUSTODIAN AGREEMENT

                                    EXHIBIT D

                  APPROVED SUBCUSTODIANS AND SECURITIES SYSTEMS

                              Bankers Trust Company



                                      -D1-

                                                                  Exhibit (h)(1)
                             NBP TRUECROSSING FUNDS

                     TRANSFER AGENCY AND SERVICES AGREEMENT

         AGREEMENT made as of the 8th day of December, 1999, and amended as of the 27th day of December, 2000, by and between NBP TrueCrossing Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Shareholder Services, LLC, a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets, and is authorized to divide those series into separate classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 13, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may in the future offer shares of various classes of each Fund as listed in Appendix A hereto (each such class subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes"); and

         WHEREAS, the Trust on behalf of the Funds desires to appoint Forum as its transfer agent and dividend disbursing agent and Forum desires to accept such appointment;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust, on behalf of the Funds, hereby appoints Forum to act as, and Forum agrees to act as, (i) transfer agent for the authorized and issued shares of beneficial interest of the Trust representing interests in each of the respective Funds and Classes thereof ("Shares"), (ii) dividend disbursing agent and (iii) agent in connection with any accumulation, open-account or similar plans provided to the registered owners of shares of any of the Funds ("Shareholders") and set out in the currently effective prospectuses and statements of additional information (collectively "prospectus") of the applicable Fund, including, without limitation, any periodic investment plan or periodic withdrawal program.

         (b) The Trust has delivered to Forum copies of (i) the Trust's Trust Instrument, (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the Investment Company Act of 1940, as amended ("1940 Act")(the "Registration Statement"),
(iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"), and (v) all procedures adopted by the


                                       B1

Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  DUTIES OF FORUM

         (a) Forum agrees that in accordance with procedures established from time to time by agreement between the Trust on behalf of each of the Funds, as applicable, and Forum, Forum will perform the following services:

         (i) provide the services of a transfer agent, dividend disbursing agent and, as relevant, agent in connection with accumulation, open-account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program) that are customary for open-end management investment companies including: (A) maintaining all
         Shareholder accounts, (B) preparing Shareholder meeting lists, (C) mailing proxies to Shareholders, (D) mailing Shareholder reports and prospectuses to current Shareholders, (E) withholding taxes on U.S. resident and non-resident alien accounts, (F) preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required by federal authorities with respect to distributions for Shareholders, (G) preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, (H) preparing and mailing activity statements for Shareholders, and (I) providing Shareholder account information;

         (ii) receive for acceptance orders for the purchase of Shares and promptly deliver payment and appropriate documentation therefor to the custodian of the applicable Fund (the "Custodian") or, in the case of Fund's operating in a master-feeder or fund of funds structure, to the transfer agent or interestholder recordkeeper for the master portfolios in which the Fund invests;

         (iii) pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

         (iv) receive for acceptance redemption requests and deliver the appropriate documentation therefor to the Custodian or, in the case of Fund's operating in a master-feeder or fund of funds structure, to the transfer agent or interestholder recordkeeper for the master portfolios in which the Fund invests;

         (v) as and when it receives monies paid to it by the Custodian with respect to any redemption, pay the redemption proceeds as required by the prospectus pursuant to which the redeemed Shares were offered and as instructed by the redeeming Shareholders;

         (vi) effect   transfers   of  Shares   upon   receipt  of   appropriate
         instructions from Shareholders;

         (vii) prepare and transmit to Shareholders (or credit the appropriate Shareholder accounts) payments for all distributions declared by the Trust with respect to Shares;

         (viii) issue share certificates and replacement share certificates for those share certificates alleged to have been lost, stolen, or destroyed upon receipt by Forum of indemnification satisfactory to Forum and protecting Forum and the Trust and, at the option of Forum, issue replacement certificates in place of mutilated share certificates upon presentation thereof without requiring indemnification;

         (ix) receive from Shareholders or debit Shareholder accounts for sales commissions, including contingent deferred, deferred and other sales charges, and service fees (i.e., wire redemption charges) and prepare and transmit payments to underwriters, selected dealers and others for commissions and service fees received;

         (x) track shareholder accounts by financial intermediary source and otherwise as requested by the Trust and provide periodic reporting to the Trust or its administrator or other agent;

         (xi)   maintain   records  of  account  for  and  provide  reports  and
         statements to the Trust and Shareholders as to the foregoing;

         (xii) record the issuance of Shares of the Trust and maintain pursuant to Rule 17Ad-10(e) under the Securities Exchange Act of 1934, as amended ("1934 Act") a record of the total number of Shares of the Trust, each Fund and each Class thereof, that are authorized, based upon data provided to it by the Trust, and are issued and outstanding and provide the Trust on a regular basis a report of the total number of Shares that are authorized and the total number of Shares that are issued and outstanding; and

         (xiii) provide a system which will enable the Trust to calculate the total number of Shares of each Fund and Class thereof sold in each State.

         (b) Forum shall provide the following additional services on behalf of the Trust and such other services agreed to in writing by the Trust and Forum:

         (i)   monitor  and  make  appropriate   filings  with  respect  to  the
         escheatment laws of the various states and territories of the United States; and

         (ii) receive and tabulate proxy  votes/oversee  the activities of proxy
         solicitation   firms  and   coordinate  the  tabulation  of  proxy  and
         shareholder meeting votes.

         (c) The Trust or its administrator or other agent (i) shall identify to Forum in writing those transactions and assets to be treated as exempt from reporting for each state and territory of the United States and for each foreign jurisdiction (collectively "States") and (ii) shall monitor the sales activity with respect to Shareholders domiciled or resident in each State. The responsibility of Forum for the Trust's State registration status is solely limited to the reporting of transactions to the Trust, and Forum shall have no obligation, when recording the issuance of Shares, to monitor the issuance of such Shares or to take cognizance of any laws relating to the issue or sale of such Shares, which functions shall be the sole responsibility of the Trust or its administrator or other agent.

         (d) Forum shall establish and maintain facilities and procedures reasonably acceptable to the Trust for the safekeeping, control, preparation and use of share certificates, check forms, and facsimile signature imprinting devices. Forum shall establish and maintain facilities and procedures reasonably acceptable to the Trust for safekeeping of all records maintained by Forum pursuant to this Agreement.

         (e)  Forum  shall  cooperate  with  each  Fund's   independent   public
accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         (f) Except with respect to Forum's duties as set forth in this Section 2 and except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         SECTION 3. RECORDKEEPING

         (a) Prior to the commencement of Forum's responsibilities under this Agreement, if applicable, the Trust shall deliver or cause to be delivered over to Forum (i) an accurate list of Shareholders of the Trust, showing each Shareholder's address of record, number of Shares owned and whether such Shares are represented by outstanding share certificates and (ii) all Shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by Forum under this Agreement (collectively referred to as the "Materials"). The Trust shall on behalf of each applicable Fund or Class indemnify and hold Forum harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any error, omission, inaccuracy or other deficiency of the Materials, or out of the failure of the Trust to provide any portion of the Materials or to provide any information in the Trust's possession or control reasonably needed by Forum to perform the services described in this Agreement.

         (b) Forum shall keep records relating to the services to be performed under this Agreement, in the form and manner as it may deem advisable and as required by applicable law. To the extent required by Section 31 of the 1940 Act, and the rules thereunder, Forum agrees that all such records prepared or maintained by Forum relating to the services to be performed by Forum under this Agreement are the property of the Trust and will be preserved, maintained and made available in accordance with Section 31 of the 1940 Act and the rules thereunder, and will be surrendered promptly to the Trust on and in accordance with the Trust's request. The Trust and the Trust's authorized representatives shall have access to Forum's records relating to the services to be performed under this Agreement at all times during Forum's normal business hours. Upon the reasonable request of the Trust, copies of any such records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives.

         (c) Forum and the Trust agree that all books, records, information, and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

         (d) In case of any requests or demands for the inspection of the Shareholder records of the Trust, Forum will endeavor to notify the Trust and to secure instructions from an authorized officer of the Trust as to such inspection. Forum shall abide by the Trust's instructions for granting or denying the inspection; provided, however, that Forum may grant the inspection without instructions if Forum is advised by counsel to Forum that failure to do so will result in liability to Forum.

         SECTION 4.  ISSUANCE AND TRANSFER OF SHARES

         (a) Forum shall make original issues of Shares of each Fund and Class thereof in accordance with the Trust's then current prospectus only upon receipt of (i) instructions requesting the issuance, (ii) a certified copy of a resolution of the Board authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such Shares, and (iv) an opinion of the Trust's counsel as to the legality and validity of the issuance, which opinion may provide that it is contingent upon the filing by the Trust of an appropriate notice with the SEC, as required by Section 24 of the 1940 Act or the rules thereunder. If the opinion described in (iv) above is contingent upon a filing under Section 24 of the 1940 Act, the Trust shall indemnify Forum for any liability arising from the failure of the Trust to comply with that section or the rules thereunder.

         (b) Transfers of Shares of each Fund and Class thereof shall be registered on the Shareholder records maintained by Forum. In registering transfers of Shares, Forum may rely upon the Uniform Commercial Code as in effect in the State of Delaware or any other statutes that, in the opinion of Forum's counsel, protect Forum and the Trust from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry, (iii) delaying registration for purposes of such inquiry or (iv) refusing registration whenever an adverse claim requires such refusal. As Transfer Agent, Forum will be responsible for delivery to the transferor and transferee of such documentation as is required by the Uniform Commercial Code.

         SECTION 5.  SHARE CERTIFICATES

         (a) The Trust shall furnish to Forum a supply of blank share certificates of each Fund and Class thereof and, from time to time, will renew such supply upon Forum's request. Blank share certificates shall be signed manually or by facsimile signatures of officers of the Trust authorized to sign by the Trust Instrument of the Trust and, if required by the Trust Instrument, shall bear the Trust's seal or a facsimile thereof. Unless otherwise directed by the Trust, Forum may issue or register Share certificates reflecting the manual or facsimile signature of an officer who has died, resigned or been removed by the Trust.

         (b) New Share certificates shall be issued by Forum upon surrender of outstanding Share certificates in the form deemed by Forum to be properly endorsed for transfer and satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. Forum shall forward Share certificates in "non-negotiable" form by first-class or registered mail, or by whatever means Forum deems equally reliable and expeditious. Forum shall not mail Share certificates in "negotiable" form unless requested in writing by the Trust and fully indemnified by the Trust to Forum's satisfaction.

         (c) In the event that the Trust informs Forum that any Fund or Class thereof does not issue share certificates, Forum shall not issue any such share certificates and the provisions of this Agreement relating to share certificates shall not be applicable with respect to those Funds or Classes thereof.

SECTION 6.  SHARE PURCHASES; ELIGIBILITY TO RECEIVE DISTRIBUTIONS

         (a) Shares shall be issued in accordance with the terms of a Fund's or Class' prospectus after Forum or its agent receives either:

         (i) (A) an instruction directing investment in a Fund or Class, (B) a check (other than a third party check) or a wire or other electronic payment in the amount designated in the instruction and (C), in the case of an initial purchase, a completed account application; or

         (ii) the information required for purchases pursuant to a selected dealer agreement, processing organization agreement, or a similar contract with a financial intermediary.

         (b) Shares issued in a Fund after receipt of a completed purchase order shall be eligible to receive distributions of the Fund at the time specified in the prospectus pursuant to which the Shares are offered.

         (c) Shareholder payments shall be considered Federal Funds no later than on the day indicated below unless other times are noted in the prospectus of the applicable Class or Fund:

         (i)      for a wire received, at the time of the receipt of the wire;

         (ii)     for a check  drawn on a  member bank of  the  Federal  Reserve
         System,  on the Fund  Business  Day following receipt of the check; and

         (iii) for a check drawn on an institution that is not a member of the Federal Reserve System, at such time as Forum is credited with Federal Funds with respect to that check.

         SECTION 7.  FEES AND EXPENSES

         (a) For the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to pay Forum the fees set forth in Clauses
(i) and (ii) of Appendix B hereto. Fees will begin to accrue for each Fund on the latter of the date of this Agreement or the date of commencement of operations of the Fund. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination. The Trust acknowledges that Forum may from time to time earn money on amounts in the deposit accounts maintained by Forum to service the Fund (and other clients serviced by Forum).

         (b) In connection with the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to reimburse Forum for the expenses set forth in Appendix B hereto. In addition, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all expenses and employee time (at 150% of salary) attributable to any review of the Trust's accounts and records by the Trust's independent accountants or any regulatory body outside of routine and normal periodic reviews. Should the Trust exercise its right to terminate this Agreement, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket expenses and employee time (at 150% of salary) associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities.

         (c) All fees and reimbursements are payable in arrears on a monthly basis and the Trust, on behalf of the applicable Fund, agrees to pay all fees and reimbursable expenses within five (5) business days following receipt` of the respective billing notice.

         SECTION 8.  REPRESENTATIONS AND WARRANTIES

         (a) Representations and Warranties of Forum. Forum represents and warrants to the Trust that:

         (i) It is a limited liability company duly organized and existing and in good standing under the laws of the State of Delaware.

         (ii) It is duly qualified to carry on its business in the State of Maine.

         (iii) It is empowered under applicable laws and by its Operating Agreement to enter into this Agreement and perform its duties under this Agreement.

         (iv) All requisite corporate proceedings have been taken to authorize it to enter into this Agreement and perform its duties under this Agreement.

         (v) It has access to the necessary facilities, equipment, and personnel to perform its duties and obligations under this Agreement.

         (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of Forum, enforceable against Forum in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (vii) It is registered as a transfer agent under Section 17A of the 1934 Act.

         (b)      Representations  and  Warranties  of  the  Trust.   The  Trust
represents and warrants to Forum that:

         (i) It is a business trust duly organized and existing and in good standing under the laws of Delaware.

         (ii)     It  is  empowered  under  applicable  laws  and  by  its Trust
         Instrument to  enter  into  this  Agreement  and  perform   its  duties
         under  this Agreement.

         (iii) All requisite proceedings under the Delaware Business Trust Act have been taken to authorize it to enter into this Agreement and perform its duties under this Agreement.

         (iv) It is an open-end management investment company registered under the 1940 Act.

         (v) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (vi) A registration statement under the Securities Act is currently effective and will remain effective, and appropriate State securities law filings have been made and will continue to be made, with respect to all Shares of the Funds and Classes of the Trust being offered for sale.

         SECTION 9.  PROPRIETARY INFORMATION

         (a) The Trust acknowledges that the databases, computer programs, screen formats, report formats, interactive design techniques, and documentation manuals maintained by Forum on databases under the control and ownership of Forum or a third party constitute copyrighted, trade secret, or other proprietary information (collectively, "Proprietary Information") of substantial value to Forum or the third party. The Trust agrees to treat all Proprietary Information as proprietary to Forum and further agrees that it shall not divulge any Proprietary Information to any person or organization except as may be provided under this Agreement.

         (b) Forum acknowledges that the Shareholder list and all information related to Shareholders furnished to Forum by the Trust or by a Shareholder in connection with this Agreement (collectively, "Customer Data") constitute proprietary information of substantial value to the Trust. In no event shall Proprietary Information be deemed Customer Data. Forum agrees to treat all Customer Data as proprietary to the Trust and further agrees that it shall not divulge any Customer Data to any person or organization except as may be provided under this Agreement or as may be directed by the Trust.

         SECTION 10.  INDEMNIFICATION

         (a) Forum shall not be responsible for, and the Trust shall on behalf of each applicable Fund or Class thereof indemnify and hold Forum harmless from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to:

          (i) all actions of Forum or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct;

          (ii) the Trust's lack of good faith or the Trust's negligence or willful misconduct;

          (iii) the reliance on or use by Forum or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Trust or any other person or firm on behalf of the Trust, including but not limited to any previous transfer agent or registrar;

          (iv) the reasonable reliance on, or the carrying out by Forum or its agents or subcontractors of, any instructions or requests of the Trust on behalf of the applicable Fund; and

          (v) the offer or sale of Shares in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any State that such Shares be registered in such State or in violation of any stop order or other determination or ruling by any federal agency or any State with respect to the offer or sale of such Shares in such State.

          (b) Forum shall indemnify and hold the Trust and each Fund or Class thereof harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributed to any action or failure or omission to act by Forum as a result of Forum's lack of good faith, negligence or willful misconduct with respect to the services performed under or in connection with this Agreement.

          (c) At any time Forum may apply to any officer of the Trust for instructions, and may consult with legal counsel to the Trust or to Forum with respect to any matter arising in connection with the services to be performed by Forum under this Agreement, and Forum and its agents or subcontractors shall not be liable and shall be indemnified by the Trust on behalf of the applicable Fund for any action taken or omitted by it in reasonable reliance upon such instructions or upon the advice of such counsel. Forum, its agents and subcontractors shall be protected and indemnified in acting upon (i) any paper or document furnished by or on behalf of the Trust, reasonably believed by Forum to be genuine and to have been signed by the proper person or persons, (ii) any instruction, information, data, records or documents provided Forum or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Trust, and (iii) any authorization, instruction, approval, item or set of data, or information of any kind transmitted to Forum in person or by telephone, vocal telegram or other electronic means, reasonably believed by Forum to be genuine and to have been given by the proper person or persons. Forum shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Trust. Forum, its agents and subcontractors shall also be protected and indemnified in recognizing share certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Trust, and the proper countersignature of any former transfer agent or former registrar or of a co-transfer agent or co-registrar of the Trust.

         (d) If the Trust has the ability to originate electronic instructions to Forum in order to (i) effect the transfer or movement of cash or Shares or
(ii) transmit Shareholder information or other information, then in such event Forum shall be entitled to rely on the validity and authenticity of such instruction without undertaking any further inquiry as long as such instruction is undertaken in conformity with reasonable security procedures established by Forum from time to time.

         (e) The Trust has authorized or in the future may authorize Forum to act as a "Mutual Fund Services Member" for the Trust or various Funds. Fund/SERV and Networking are services sponsored by the National Securities Clearing Corporation ("NSCC") and as used herein have the meanings as set forth in the then current edition of NSCC RULES AND PROCEDURES published by NSCC or such other similar publication as may exist from time to time. The Trust shall indemnify and hold Forum harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising directly or indirectly out of or attributed to any action or failure or omission to act by NSCC.

         (f) In order that the indemnification provisions contained in this Section shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim or to defend against said claim in its own name or in the name of the other party. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

         SECTION 11.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement shall become effective with respect to each Fund or Class on December 8, 1999. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

         (b) This Agreement shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust).

         (c) This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust. Any termination shall be effective as of the date specified in the notice. Upon notice of termination of this Agreement by either party, Forum shall promptly transfer to the successor transfer agent the original or copies of all books and records maintained by Forum under this Agreement including, in the case of records maintained on computer systems, copies of such records in machine-readable form, and shall cooperate with, and provide reasonable assistance to, the successor transfer agent in the establishment of the books and records necessary to carry out the successor transfer agent's responsibilities.

          (d) The obligations of Sections 7, 9 and 10 shall survive any termination of this Agreement.

         SECTION 12.  ADDITIONAL FUNDS AND CLASSES

         In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement. Forum or the Trust may elect not to make and such series or classes subject to this Agreement.

         SECTION 13.  ASSIGNMENT

         Except as otherwise provided in this Agreement, neither this Agreement nor any rights or obligations under this Agreement may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns. Forum may, without further consent on the part of the Trust, subcontract for the performance hereof with any entity, including affiliated persons of Forum; provided however, that Forum shall be as fully responsible to the Trust for the acts and omissions of any subcontractor as Forum is for its own acts and omissions.

         SECTION 14.  FORCE MAJEURE

         Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails or any transportation medium, communication system or power supply.

         SECTION 15.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 16.  TAXES.

         Forum shall not be liable for any taxes, assessments or governmental charges that may be levied or assessed on any basis whatsoever in connection with the Trust or any Shareholder or any purchase of Shares, excluding taxes assessed against Forum for compensation received by it under this Agreement.

         SECTION 17. MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the state of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section and paragraph headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notices, requests, instructions and communications received by the parties at their respective principal addresses, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) Nothing contained in this Agreement is intended to or shall require Forum, in any capacity hereunder, to perform any functions or duties on any day other than a Fund Business Day. Functions or duties normally scheduled to be performed on any day which is not a Fund Business Day shall be performed on, and as of, the next Fund Business Day, unless otherwise required by law.

         (j) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (k) No affiliated person (as that term is defined in the 1940 Act), employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (l) Each of the undersigned expressly warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized persons, as of the day and year first above written.

                          NBP TRUECROSSING FUNDS

                          By:/S/ JAMES B. COWPERTHWAIT
                             --------------------------------------------------
                                 James B. Cowperthwait
                                 Chairman

                          FORUM SHAREHOLDER SERVICES, LLC

                          By:/S/ LISA J. WEYMOUTH
                             --------------------------------------------------
                                 Lisa J. Weymouth
                                 Director

                             NBP TRUECROSSING FUNDS
                     TRANSFER AGENCY AND SERVICES AGREEMENT

                                   APPENDIX A
                                FUNDS AND CLASSES

                          NBP TRUECROSSING GROWTH FUND
                        NBP TRUECROSSING TECHNOLOGY FUND



                                      -A1-

                             NBP TRUECROSSING FUNDS
                     TRANSFER AGENCY AND SERVICES AGREEMENT

                                   APPENDIX B
                                FEES AND EXPENSES

(I)      BASE FEE:

         Fee per Fund (single fund only)............................$2,000/month
         Fee per Fund (for a series with more than one fund) .......$2,000/month
         Fee for each additional Class of the Fund above one........$1,000/month

         The Fee per Fund has been waived down to $1,500 per month for the fiscal year ended November 30, 2000. The rates set forth above shall remain fixed through December 31, 2000. On January 1, 2001, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable.

(II)     SHAREHOLDER ACCOUNT FEES:

            (a)      Open account...............................$15/account/year
            (b)      Networked account..........................$12/account/year
            (c)      Closed account..............................$5/account/year

         Shareholder account fees are based upon the number of Shareholder accounts as of the last Fund Business Day of the prior month.

(III)    OUT-OF-POCKET AND RELATED EXPENSES*

         The Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket and ancillary expenses in providing transfer agency services, including but not limited to the cost of (or appropriate share of the cost of): (i) statement, confirmation, envelope and stationary stock (other than Forum standard), (ii) share certificates,
         (iii) postage and delivery services, (iv) telecommunications, (v) outside proxy solicitors, (vi) NSCC fees and (vii) similar items. In addition, any other expenses incurred by Forum at the request or with the consent of the Trust, will be reimbursed by the Trust on behalf of the applicable Fund.

         * These expenses have been waived for the first twelve months ending November 30, 2000.



                                       B1

                                                                  Exhibit (h)(2)

                             NBP TRUECROSSING FUNDS
                            ADMINISTRATION AGREEMENT

         AGREEMENT made as of the 8th day of December, 1999, and amended as of the 27th day of December, 2000, by and between NBP TrueCrossing Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Administrative Services, LLC, a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest, no par value (the "Shares"), in separate series and classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 6, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may in the future offer shares of various classes of each Fund as listed in Appendix A hereto (each such class subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes"); and

         WHEREAS, the Trust desires that Forum perform certain administrative services for each Fund and Class thereof and Forum is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints Forum, and Forum hereby agrees, to act as administrator of the Trust for the period and on the terms set forth in this Agreement.

         (b) In connection therewith, the Trust has delivered to Forum copies of
(i) the Trust's Trust Instrument, (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), (iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"), and (iv) all procedures adopted by the Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  DUTIES OF FORUM AND THE TRUST

          (a) Subject to the direction and control of the Board, Forum shall manage all aspects of the Trust's operations with respect to the Funds except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board.

          (b) With respect to the Trust or each Fund, as applicable, Forum shall:

          (i) at the Trust's expense, provide the Trust with, or arrange for the provision of, the services of persons competent to perform such legal, administrative and clerical functions not otherwise described in this
          Section 2(b) as are necessary to provide effective operation of the Trust;

          (ii) oversee (A) the preparation and maintenance by the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant in such form, for such periods and in such locations as may be required by applicable United States law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law;
          (B) the reconciliation of account information and balances among the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (C) the transmission of purchase and redemption orders for Shares; and (D) the performance of fund accounting, including the calculation of the net asset value of the Shares;

          (iii) oversee the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds;

          (iv) file or oversee the filing of each document required to be filed by the Trust in either written or, if required, electronic format (e.g., electronic data gathering analysis and retrieval system or "EDGAR") with the SEC;

          (v) assist in and oversee the preparation, filing and printing and the periodic updating of the Registration Statement and Prospectuses;

          (vi) oversee the preparation and filing of the Trust's tax returns;

          (vii) oversee the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators;

          (viii) assist in and oversee the preparation and printing of proxy and information statements and any other communications to shareholders;

          (ix) provide the Trust with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust;

          (x) assist the investment advisers in monitoring Fund holdings for compliance with Prospectus investment restrictions and assist in preparation of periodic compliance reports, as applicable;

          (xi) prepare, file and maintain the Trust's Trust Instrument and minutes of meetings of Trustees, Board committees and shareholders;

          (xii) with the cooperation of the Trust's counsel, investment advisers, the officers of the Trust and other relevant parties, prepare and disseminate materials for meetings of the Board, as applicable;

          (xiii)  maintain  the  Trust's   existence  and  good  standing  under
          applicable state law;

          (xiv) monitor sales of Shares, ensure that the Shares are properly and duly registered with the SEC and register, or prepare applicable filings with respect to, the Shares with the various state and other securities commissions;

          (xv) oversee the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of the Trust and other appropriate purposes;

          (xvi) oversee the determination of the amount of and supervise the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders;

          (xvii) advise the Trust and the Board on matters concerning the Trust and its affairs;

          (xviii) calculate, review and account for Fund expenses and report on Fund expenses on a periodic basis;

          (xix) authorize the payment of Trust expenses and pay, from Trust assets, all bills of the Trust;

          (xx) prepare Fund budgets, pro-forma financial statements, expense and
          profit/loss   projections   and   fee   waiver/expense   reimbursement
          projections on a periodic basis;

          (xxi) prepare financial statement expense information;

          (xxii) assist the Trust in the selection of other service providers, such as independent accountants, law firms and proxy solicitors; and

          (xxiii) perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board; provided, that Forum need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

         (c) Forum shall provide such other services and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request pursuant to mutually acceptable compensation agreements. In addition, the lawyers who are employed by Forum or its affiliates shall provide any of the legal services identified in Appendix C hereto to the Trust, subject to satisfaction of the conditions contained in Section 9(c) and to the consents and waivers by the Trust and Forum of any general conflict of interest existing as a result of the provision of those services. Forum shall not charge the Trust for providing the legal services identified in Appendix C, except for those matters designated as Special Legal Services, as to which Forum may charge, and, subject to review and approval by the Chairman of the Audit Committee or outside counsel to the Trust, the Trust shall pay, an additional amount as reimbursement of the cost to Forum of providing the Special Legal Services. Nothing in this Agreement shall require Forum to provide any of the services listed in Appendix C, and each of those services may be performed by an outside vendor if appropriate in the judgment of Forum or the Trust.

         (d) Forum shall maintain records relating to its services, such as journals, ledger accounts and other records, as are required to be maintained under the 1940 Act and Rule 31a-1 thereunder. The books and records pertaining to the Trust that are in possession of Forum shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during Forum's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives. In the event the Trust designates a successor that assumes any of Forum's obligations hereunder, Forum shall, at the expense and direction of the Trust, transfer to such successor all relevant books, records and other data established or maintained by Forum under this Agreement.

         (e) Nothing contained herein shall be construed to require Forum to perform any service that could cause Forum to be deemed an investment adviser for purposes of the 1940 Act or the Investment Advisers Act of 1940, as amended, or that could cause a Fund to act in contravention of the Fund's Prospectus or any provision of the 1940 Act. Except with respect to Forum's duties as set forth in this Section 2 and except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         (f) In order for Forum to perform the services required by this Section 2, the Trust (i) shall cause all service providers to the Trust to furnish any and all information to Forum, and assist Forum as may be required and (ii) shall ensure that Forum has access to all records and documents maintained by the Trust or any service provider to the Trust.

         SECTION 3.  STANDARD OF CARE AND RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

         (c)  Forum  agrees  to  indemnify  and hold  harmless  the  Trust,  its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

          (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

          (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be experts in the matter upon which they are consulted;

          (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

          (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

          (iv) as to genuineness, any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

         (e) Forum shall not be liable for the errors of other service providers to the Trust including the errors of printing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

         SECTION 4.  COMPENSATION AND EXPENSES

         (a) In consideration of the administrative services provided by Forum pursuant to this Agreement, the Trust shall pay Forum, with respect to each Class of each of the Funds, the fees set forth in Appendix B hereto. These fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed under this Agreement during the prior calendar month.

         If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

         (b) Notwithstanding anything in this Agreement to the contrary, Forum and its affiliated persons may receive compensation or reimbursement from the Trust with respect to (i) the provision of services on behalf of the Funds in accordance with any Plan or Service Plan, (ii) the provision of shareholder support or other services, (iii) service as a trustee or officer of the Trust and (iv) services to the Trust, which may include the types of services described in this Agreement, with respect to the creation of any Fund and the start-up of the Fund's operations.

         (c) The Trust shall be responsible for and assumes the obligation for payment of all of its expenses, including: (a) the fee payable under this Agreement; (b) the fees payable to each investment adviser under an agreement between the investment adviser and the Trust; (c) expenses of issue, repurchase and redemption of Shares; (d) interest charges, taxes and brokerage fees and commissions; (e) premiums of insurance for the Trust, its trustees and officers and fidelity bond premiums; (f) fees, interest charges and expenses of third parties, including the Trust's independent accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (g) fees of pricing, interest, dividend, credit and other reporting services; (h) costs of membership in trade associations; (i) telecommunications expenses; (j) funds transmission expenses; (k) auditing, legal and compliance expenses; (l) costs of forming the Trust and maintaining its existence; (m) costs of preparing, filing and printing the Trust's Prospectuses, subscription application forms and shareholder reports and other communications and delivering them to existing shareholders, whether of record or beneficial; (n) expenses of meetings of shareholders and proxy solicitations therefore; (o) costs of reproduction, stationery, supplies and postage; (p) fees and expenses of the Trust's trustees; (q) compensation of the Trust's officers and employees and costs of other personnel (who may be employees of the investment adviser, Forum or their respective affiliated persons) performing services for the Trust;
(r) costs of Board, Board committee,  shareholder and other corporate  meetings;
(s) SEC registration fees and related expenses; (t) state, territory or foreign securities laws registration fees and related expenses; and (u) all fees and expenses paid by the Trust in accordance with any Plan or Service Plan or agreement related to similar manners.

         (d) Should the Trust exercise its right to terminate this Agreement, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket expenses and employee time (at 150% of salary) associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities.

         SECTION 5.  EFFECTIVENESS, DURATION, TERMINATION AND ASSIGNMENT

         (a) This Agreement shall become effective with respect to each Fund on December 8, 1999. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

         (b) This Agreement shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust).

         (c) This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust. The obligations of Sections 3 and 4 shall survive any termination of this Agreement.

         (d) This Agreement and the rights and duties under this Agreement otherwise shall not be assignable by either Forum or the Trust except by the specific written consent of the other party. All terms and provisions of this Agreement shall be binding upon, inure to the benefit of and be enforceable by the respective successors and assigns of the parties hereto.

         SECTION 6.  ADDITIONAL FUNDS AND CLASSES

         In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement. Forum or the Trust may elect not to make any such series or classes subject to this Agreement.

         SECTION 7.  CONFIDENTIALITY

         Forum agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that Forum may

          (a) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

          (b) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

          (c) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where Forum may be exposed to civil or criminal contempt proceedings for failure to release the information, when requested to divulge such information by duly constituted authorities or when so requested by the Trust.

         SECTION 8.  FORCE MAJEURE

         Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         SECTION 9.  ACTIVITIES OF FORUM

         (a) Except to the extent necessary to perform Forum's obligations under this Agreement, nothing herein shall be deemed to limit or restrict Forum's right, or the right of any of Forum's managers, officers or employees who also may be a trustee, officer or employee of the Trust, or persons who are otherwise affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         (b) Forum may subcontract any or all of its responsibilities pursuant to this Agreement to one or more corporations, trusts, firms, individuals or associations, which may be affiliated persons of Forum, who agree to comply with the terms of this Agreement; provided, that any such subcontracting shall not relieve Forum of its responsibilities hereunder. Forum may pay those persons for their services, but no such payment will increase Forum's compensation from the Trust.

         (c) Without limiting the generality of the Sections 9(a) and (b), the Trust acknowledges that certain legal services may be provided to it by lawyers who are employed by Forum or its affiliates and who render services to Forum and its affiliates. A lawyer who provides such services to the Trust, and any lawyer who supervises such lawyer, although employed generally by Forum or its affiliates, will have a direct professional attorney-client relationship with the Trust. Those services for which such a direct relationship will exist are listed in Appendix C hereto. Provided (i) Forum agrees with any attorney performing legal services for the Trust to not direct the professional judgment of the attorney in performing those legal services and (ii) the attorney agrees to disclose to the Chairman of the Audit Committee or to outside counsel to the Trust any circumstance in which a legal service the attorney proposes to provide relates to a matter in which the Trust and Forum or the Trust and any other investment company to which the attorney is providing legal services have or may have divergent legal or economic interests, each of Forum and the Trust hereby consents to the simultaneous representation by the attorney of both Forum and the Trust and waives any general conflict of interest existing in such simultaneous representation, and the Trust agrees that, in the event the attorney ceases to represent the Trust, whether at the request of the Trust or otherwise, the attorney may continue thereafter to represent Forum, and the Trust expressly consents to such continued representation.

         SECTION 10.  COOPERATION WITH INDEPENDENT ACCOUNTANTS

         Forum shall cooperate, if applicable, with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         SECTION 11.  SERVICE DAYS

         Nothing contained in this Agreement is intended to or shall require Forum, in any capacity under this Agreement, to perform any functions or duties on any day other than a business day of the Trust or of a Fund. Functions or duties normally scheduled to be performed on any day which is not a business day of the Trust or of a Fund shall be performed on, and as of, the next business day, unless otherwise required by law.

         SECTION 12.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 13.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) Except for Appendix A to add new Funds and Classes in accordance with Section 6, no provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This agreement shall be governed by, and the provisions of this agreement shall be construed and interpreted under and in accordance with, the laws of the state of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (j) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (k) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (l)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities," "interested person," and "affiliated person" shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized persons, as of the day and year first above written.

                                        NBP TRUECROSSING FUNDS

                                        By:/S/ JAMES B. COWPERTHWAIT
                                           -------------------------------------
                                                 James B. Cowperthwait
                                                 Chairman

                                        FORUM ADMINISTRATIVE SERVICES, LLC

                                        By:/S/ DAVID I. GOLDSTEIN
                                           -------------------------------------
                                                 David I. Goldstein
                                                 Director

                             NBP TRUECROSSING FUNDS

                            ADMINISTRATION AGREEMENT

                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST

                          NBP TRUECROSSING GROWTH FUND
                        NBP TRUECROSSING TECHNOLOGY FUND



                                      -A1-

                             NBP TRUECROSSING FUNDS

                            ADMINISTRATION AGREEMENT

                                   APPENDIX B
                                FEES AND EXPENSES

                                       Fee as a % of the Annual Average
FUND                                   DAILY NET ASSETS OF THE PORTFOLIO
----                                   ---------------------------------
NBP TrueCrossing Growth Fund       0.15% of the first $50 million in assets
NBP TrueCrossing Technology Fund       0.10% of the second $50 million in assets
                                       0.05% thereafter

Notwithstanding the table above, the minimum fee per Fund shall be $25,000 per year ($2083.33 per month).



                                      -B1-

                             NBP TRUECROSSING FUNDS
                            ADMINISTRATION AGREEMENT

                                   APPENDIX C
                                 LEGAL SERVICES

1. Advise the Trust on compliance with applicable U.S. laws and regulations with respect to matters that are WITHIN the ordinary course of the Trust's business. ------

2. Advise the Trust on compliance with applicable U.S. laws and regulations with respect to matters that are OUTSIDE the ordinary course of the Trust's business(*). -------

3.   Liaison with the SEC.

4.   Draft correspondences to SEC and respond to SEC comments.

5.   Liaison with the Trust's outside counsel.

6.   Provide attorney letters to the Trust's auditors.

7.   Assist Trust outside counsel in the preparation of exemptive  applications,
     no-action  letters,   prospectuses,   registration   statements  and  proxy
     statements and related material.

8. Prepare exemptive applications, no-action letters, prospectuses, registration statements and proxy statements and related material, and draft correspondences to SEC and respond to SEC comments with respect thereto(*).

9.   Prepare prospectus supplements.

10.  Review and authorize Section 24 filings.

11.  Prepare  and/or review  agendas and minutes for and respond to inquiries at
     board  and  shareholder   meetings  regarding   applicable  U.S.  laws  and
     regulations.

12.  Prepare and/or review agreements between the Trust and any third parties.

Note: Items designated with an (*) are Special Legal Services.



                                       C1

                                                                  Exhibit (h)(3)

                             NBP TRUECROSSING FUNDS
                            FUND ACCOUNTING AGREEMENT

         AGREEMENT made as of the 8th day of December, 1999, and amended as of the 27th day of December, 2000, by and between NBP TrueCrossing Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Accounting Services, LLC, a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest, no par value (the "Shares"), in separate series and classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 6, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may in the future offer shares of various classes of each Fund as listed in Appendix A hereto (each such class subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes");

         WHEREAS, the Trust desires that Forum perform certain fund accounting services for each Fund and Class thereof and Forum is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints Forum, and Forum hereby agrees, to act as fund accountant of the Trust for the period and on the terms set forth in this Agreement.

         (b) In connection therewith, the Trust has delivered to Forum copies of
(i) the Trust's Trust Instrument, (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), (iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus") and
(iv) all procedures adopted by the Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  DUTIES OF FORUM

         (a) Forum and the Trust's administrator, Forum Administrative Services, LLC (the "Administrator"), may from time to time adopt such procedures as they agree upon to implement the terms of this Section. With respect to each Fund, Forum shall perform the following services:

          (i) calculate the net asset value per share with the frequency prescribed in each Fund's then-current Prospectus;

          (ii) calculate each item of income, expense, deduction, credit, gain and loss, if any, as required by the Trust and in conformance with generally accepted accounting practice ("GAAP"), the SEC's Regulation S-X (or any successor regulation) and the Internal Revenue Code of 1986, as amended (or any successor laws)(the "Code");

          (iii) maintain each Fund's general ledger and record all income, expenses, capital share activity and security transactions of each Fund;

          (iv) calculate the yield, effective yield, tax equivalent yield and total return for each Fund, and each Class thereof, as applicable, and such other measure of performance as may be agreed upon between the parties hereto;

          (v) provide the Trust and such other persons as the Administrator may direct with the following reports (A) a current security position report, (B) a summary report of transactions and pending maturities (including the principal, cost, and accrued interest on each portfolio security in maturity date order), and (C) a current cash position and projection report;

          (vi) prepare and record, as of each time when the net asset value of a Fund is calculated or as otherwise directed by the Trust, either, as requested by the Trust, (A) a valuation of the assets of the Fund (unless otherwise specified in or in accordance with this Agreement, based upon the use of outside services normally used and contracted for this purpose by Forum in the case of securities for which information and market price or yield quotations are readily available and based upon evaluations conducted in accordance with the Trust's instructions in the case of all other assets) or (B) a calculation confirming that the market value of the Fund's assets does not deviate from the amortized cost value of those assets by more than a specified percentage;

          (vii) make such adjustments over such periods as Forum deems necessary to reflect over-accruals or under-accruals of estimated expenses or income;

          (viii) request any necessary information from the Administrator and the Trust's transfer agent and distributor in order to prepare, and prepare, the Trust's Form N-SAR;

          (ix) provide appropriate records to assist the Trust's independent accountants and, upon approval of the Trust or the Administrator, any regulatory body in any requested review of the Trust's books and records maintained by Forum;

          (x) prepare semi-annual financial statements and oversee the production of the semi-annual financial statements and any related report to the Trust's shareholders prepared by the Trust or its investment advisers, as applicable;

          (xi) file the Funds' semi-annual financial statements with the SEC or ensure that the Funds' semi-annual financial statements are filed with the SEC;

          (xii) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies;

          (xiii) provide the Trust or Administrator with the data requested by the Administrator that is required to update the Trust's registration statement;

          (xiv)  provide  the  Trust  or   independent   accountants   with  all
          information requested with respect to the preparation of the Trust's income, excise and other tax returns;

          (xv) prepare or prepare, execute and file all Federal income and excise tax returns and state income and other tax returns, including any extensions or amendments, each as agreed between the Trust and Forum;

          (xvi) produce quarterly compliance reports for investment advisers, as applicable, to the Trust and the Board and provide information to the Administrator, investment advisers to the Trust and other appropriate persons with respect to questions of Fund compliance;

          (xvii) determine the amount of distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, and prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders;

          (xviii) transmit to and receive from each Fund's transfer agent appropriate data to on a daily basis and daily reconcile Shares outstanding and other data with the transfer agent;

          (xix) periodically reconcile all appropriate data with each Fund's custodian;

          (xx) verify investment trade tickets when received from an investment adviser, as applicable, and maintain individual ledgers and historical tax lots for each security; and

          (xxi) perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board; provided, that Forum need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

         (b) Forum shall prepare and maintain on behalf of the Trust the following books and records of each Fund, and each Class thereof, pursuant to Rule 31a-1 under the 1940 Act (the "Rule"):

          (i) Journals containing an itemized daily record in detail of all purchases and sales of securities, all receipts and disbursements of cash and all other debits and credits, as required by subsection
          (b)(1) of the Rule;

          (ii) Journals and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, as required by subsection (b)(2) of the Rule (but not including the ledgers required by subsection (b)(2)(iv);

          (iii) A record of each brokerage order given by or on behalf of the Trust for, or in connection with, the purchase or sale of securities, and all other portfolio purchases or sales, as required by subsections
          (b)(5) and (b)(6) of the Rule;

          (iv) A record of all options, if any, in which the Trust has any direct or indirect interest or which the Trust has granted or guaranteed and a record of any contractual commitments to purchase, sell, receive or deliver any property as required by subsection (b)(7) of the Rule;

          (v) A monthly trial balance of all ledger accounts (except shareholder accounts) as required by subsection (b)(8) of the Rule; and

          (vi) Other records required by the Rule or any successor rule or pursuant to interpretations thereof to be kept by open-end management investment companies, but limited to those provisions of the Rule applicable to portfolio transactions and as otherwise agreed upon between the parties hereto.

         (c) The books and records maintained pursuant to Section 2(b) shall be prepared and maintained in such form, for such periods and in such locations as may be required by the 1940 Act. The books and records pertaining to the Trust that are in possession of Forum shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during Forum's normal business hours. Upon the reasonable request of the Trust or the Administrator, copies of any such books and records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives at the Trust's expense. In the event the Trust designates a successor that shall assume any of Forum's obligations hereunder, Forum shall, at the expense and direction of the Trust, transfer to such successor all relevant books, records and other data established or maintained by Forum under this Agreement.

         (d) In case of any requests or demands for the inspection of the records of the Trust maintained by Forum, Forum will endeavor to notify the Trust and to secure instructions from an authorized officer of the Trust as to such inspection. Forum shall abide by the Trust's instructions for granting or denying the inspection; provided, however, that Forum may grant the inspection without instructions if Forum is advised by counsel to Forum that failure to do so will result in liability to Forum.

         SECTION 3.  STANDARD OF CARE; RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's negligent disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(c)(a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

          (c) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

          (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum;

          (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction.);

          (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

          (iv) as to genuineness, any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

         (d) Forum shall not be liable for the errors of other service providers to the Trust, including the errors of pricing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

         (e) With respect to Funds which do not value their assets in accordance with Rule 2a-7 under the 1940 Act, notwithstanding anything to the contrary in this Agreement, Forum shall not be liable to the Trust or any shareholder of the Trust for (i) any loss to the Trust if an NAV Difference for which Forum would otherwise be liable under this Agreement is less than or equal to 0.001 (1/10 of 1%) or (ii) any loss to a shareholder of the Trust if the NAV Difference for which Forum would otherwise be liable under this Agreement is less than or equal to 0.005 (1/2 of 1%) or if the loss in the shareholder's account with the Trust is less than or equal to $10. Any loss for which Forum is determined to be liable hereunder shall be reduced by the amount of gain which inures to shareholders, whether to be collected by the Trust or not.

         (f) For purposes of this Agreement, (i) the NAV Difference shall mean the difference between the NAV at which a shareholder purchase or redemption should have been effected ("Recalculated NAV") and the NAV at which the purchase or redemption is effected, divided by the Recalculated NAV, (ii) NAV Differences and any Forum liability therefrom are to be calculated each time a Fund's (or class's) NAV is calculated, (iii) in calculating any NAV Difference for which Forum would otherwise be liable under this Agreement for a particular NAV error, Fund losses and gains shall be netted and (iv) in calculating any NAV Difference for which Forum would otherwise be liable under this Agreement for a particular NAV error that continues for a period covering more than one NAV determination, Fund losses and gains for the period shall be netted.

         (g) Nothing contained herein shall be construed to require Forum to perform any service that could cause Forum to be deemed an investment adviser for purposes of the 1940 Act or the Investment Advisers Act of 1940, as amended, or that could cause a Portfolio to act in contravention of a Portfolio's Offering Document or any provision of the 1940 Act. Except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         SECTION 4.  COMPENSATION AND EXPENSES

         (a) In consideration of the services provided by Forum pursuant to this Agreement, the Trust shall pay Forum, with respect to each Fund, the fees set forth in Clause (i) of Appendix B hereto. In consideration of the services provided by Forum to begin the operations of a new Fund, the Trust shall pay Forum, with respect to each Fund, the fees set forth in clause (ii) of Appendix B hereto. In consideration of additional services provided by Forum to perform certain functions, the Trust shall pay Forum, with respect to each Fund the fees set forth in clause (iii) of Appendix B hereto.

         All fees payable hereunder shall be accrued daily by the Trust. The fees payable for the services listed in clauses (i) and (iii) of Appendix B hereto shall be payable monthly in advance on the first day of each calendar month for services to be performed during the following calendar month. The fees payable for the services listed in clause (ii) and for all reimbursements as described in Section 4(b) shall be payable monthly in arrears on the first day of each calendar month (the first day of the calendar month after the Fund commences operations in the case of the fees listed in clause (ii) of Appendix B hereto) for services performed during the prior calendar month. If fees payable for the services listed in clause (i) begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

         (b) In connection with the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to reimburse Forum for the expenses set forth in Clause (iv) of Appendix B hereto. In addition, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all expenses and employee time (at 150% of salary) attributable to any review of the Trust's accounts and records by the Trust's independent accountants or any regulatory body outside of routine and normal periodic reviews. Should the Trust exercise its right to terminate this Agreement, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket expenses and employee time (at 150% of salary) associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities.

         SECTION 5.  EFFECTIVENESS, DURATION, TERMINATION AND ASSIGNMENT

         (a) This Agreement shall become effective with respect to each Fund or Class on the later of the date on which the Trust's Registration Statement relating to the Shares of the Fund or Class becomes effective or the date of the commencement of operations of the Fund or Class. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

         (b) This Agreement shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust).

         (c) This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust. The obligations of Sections 3 and 4 shall survive any termination of this Agreement.

         (d) This Agreement and the rights and duties under this Agreement otherwise shall not be assignable by either Forum or the Trust except by the specific written consent of the other party. All terms and provisions of this Agreement shall be binding upon, inure to the benefit of and be enforceable by the respective successors and assigns of the parties hereto.

         SECTION 6.  ADDITIONAL FUNDS AND CLASSES

         In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement. Forum or the Trust may elect not to make any such series or classes subject to this Agreement.

         SECTION 7.  CONFIDENTIALITY

         Forum agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that Forum may

          (a) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

          (b) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

          (c) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where Forum may be exposed to civil or criminal contempt proceedings for failure to release the information, when requested to divulge such information by duly constituted authorities or when so requested by the Trust.

         SECTION 8.  FORCE MAJEURE

         Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent Forum's obligations hereunder are to oversee or monitor the activities of third parties, Forum shall not be liable for any failure or delay in the performance of Forum's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with Forum.

         SECTION 9.  ACTIVITIES OF FORUM

         (a) Except to the extent necessary to perform Forum's obligations under this Agreement, nothing herein shall be deemed to limit or restrict Forum's right, or the right of any of Forum's managers, officers or employees who also may be a trustee, officer or employee of the Trust, or persons who are otherwise affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         (b) Forum may subcontract any or all of its responsibilities pursuant to this Agreement to one or more corporations, trusts, firms, individuals or associations, which may be affiliated persons of Forum, who agree to comply with the terms of this Agreement; provided, that any such subcontracting shall not relieve Forum of its responsibilities hereunder. Forum may pay those persons for their services, but no such payment will increase Forum's compensation from the Trust.

         SECTION 10.  COOPERATION WITH INDEPENDENT ACCOUNTANTS

         Forum shall cooperate, if applicable, with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         SECTION 11.  SERVICE DAYS

         Nothing contained in this Agreement is intended to or shall require Forum, in any capacity under this Agreement, to perform any functions or duties on any day other than a business day of the Trust or of a Fund. Functions or duties normally scheduled to be performed on any day which is not a business day of the Trust or of a Fund shall be performed on, and as of, the next business day, unless otherwise required by law.

         SECTION 12.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 13.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) Except for Appendix A to add new Funds and Classes in accordance with Section 6, no provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This agreement shall be governed by, and the provisions of this agreement shall be construed and interpreted under and in accordance with, the laws of the state of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

          (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

          (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

          (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

          (h) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

          (i) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

          (j) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

          (k) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

          (l)  The  terms  "vote  of  a  majority  of  the  outstanding   voting
securities," "interested person" and "affiliated person" shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.

                     NBP TRUECROSSING FUNDS

                     By:/S/ JAMES B. COWPERTHWAIT
                        --------------------------------------------------
                            James B. Cowperthwait
                            Chairman

                     FORUM ACCOUNTING SERVICES, LLC

                     By:/S/ RONALD H. HIRSCH
                        --------------------------------------------------
                            Ronald H. Hirsch
                            Treasurer

                             NBP TRUECROSSING FUNDS
                            FUND ACCOUNTING AGREEMENT

                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST

                          NBP TRUECROSSING GROWTH FUND

                        NBP TRUECROSSING TECHNOLOGY FUND



                                      -A1-

                             NBP TRUECROSSING FUNDS
                            FUND ACCOUNTING AGREEMENT

                                   APPENDIX B
                                FEES AND EXPENSES

(I)      BASE FEE

         A.  Standard Fee

                  Fee per Fund (domestic)........................................................      $3,000/month
                  Fee per Fund (international)...................................................     $5,000/month
                  Fee for each additional Class of the Fund above one............................      $1,000/month

         B.  Plus additional surcharges for each of:
                  (i)      Portfolios with asset levels exceeding $100 million...................        $500/month
                           Portfolios with asset levels exceeding $250 million...................       $1000/month
                           Portfolios with asset levels exceeding $500 million...................      $1,500/month
                           Portfolios with asset levels exceeding $1,000 million.................      $2,000/month
                  (ii)     Portfolios requiring international custody............................      $1,000/month
                  (iii)    Portfolios with more than 30 international positions .................      $1,000/month
                  (iv)     Tax free money market Funds...........................................      $1,000/month
                  (v)      Portfolios with more than 25% of net assets invested in
                           asset backed securities...............................................      $1,000/month
                           Portfolios with more than 50% of net assets invested in
                           asset backed securities...............................................      $2,000/month
                  (vii)    Portfolios with more than 100 security positions......................      $1,000/month
                  (viii)   Portfolios with a monthly portfolio turnover rate of 10%
                           or greater............................................................      $1,000/month

         C.  Standard Fee per Gateway Fund (a Fund operating pursuant to
         Section 12(d)(1)(E) of the 1940 Act)
                  Standard Fee per Fund..........................................................      $1,000/month
                  Standard Fee per Fund that invests inone or more instruments
                  in addition to the fund in which it invests....................................      $2,000/month
                  Fee for each additional Class of a Fund above one..............................      $1,000/month
                  Additional surcharges listed above do not apply

         D.  Standard Fee per Gateway Fund (a Fund operating pursuant to
         Section 12(d)(1)(G) of the 1940 Act or in a similar structure)
                  Standard Fee per Fund..........................................................      $1,000/month
                  Fee for each additional Class of a Fund above one..............................      $1,000/month
                  Plus additional surcharges listed above if the Fund invests in securities other than investment companies (calculated as if the securities were the Fund's only assets)

         Note 1: Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior


                                       B1
         month  and  on  the  portfolio   turnover  rate  for  the  prior month.
         Portfolio turnover rate shall have the meaning ascribed thereto in SEC Form N-1A.

         Note 2: The rates set forth above shall remain fixed through December 31, 1999. On January 1, 2000, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable.

(II)     OTHER SERVICES (payable in equal installments monthly)

         TAX SERVICES. Preparation of Federal income and excise tax returns and preparation, execution and filing of state income tax returns, including any extensions or amendments

            Standard Fee........................................... $3,000/fiscal period
            Fee per Gateway Fund (a Fund described
            in (i)(C) or (D) above)................................ $1,500/fiscal period
            Fee per Gateway Fund (a Fund described
            in (i)(C) or (D) above) that invests in more than
            one instrument in addition to the fund(s) in which
            it invests............................................. $3,000/fiscal period

(III)    OUT-OF-POCKET AND RELATED EXPENSES

         The Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket and ancillary expenses in providing the services described in this Agreement, including but not limited to the cost of (or appropriate share of the cost of): (i) pricing, paydown, corporate action, credit and other reporting services, (ii) taxes, (iii) postage and delivery services, (iv) telephone services, (v) electronic or facsimile transmission services, (vi) reproduction, (vii) printing and distributing financial statements, (xiii) microfilm and microfiche and
         (ix) Trust record storage and retention fees. In addition, any other expenses incurred by Forum at the request or with the consent of the Trust, will be reimbursed by the Trust on behalf of the applicable Fund.



                                      -B2-

                                                                     Exhibit (j)

              CONSENT OF INDEPENDENT AUDITORS


We consent to the reference made to our firm under the captions "Financial Highlights" and "Independent Auditors", and to the use of our report dated January 12, 2001 in this Registration Statement (Form N-1A No. 333-84031) of NBP TrueCrossing Funds.



                               ERNST & YOUNG LLP


New York, New York
March 26, 2001

                                                                     Exhibit (m)
                             NBP TRUECROSSING FUNDS
                                DISTRIBUTION PLAN

                                December 8, 1999
                          as amended December 27, 2000

         Distribution Plan (the "Plan") of NBP TrueCrossing Funds (the "Trust") with respect to shares of the various series of the Trust as listed in Appendix A hereto (each a "Fund") adopted in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

         SECTION 1.  DISTRIBUTOR; ADVISER

         The Trust has entered into a Distribution Agreement with Forum Fund Services, LLC (the "Distributor") whereby the Distributor acts as principal underwriter of the Fund's shares (the "Shares"), and has entered into an investment advisory agreement with NewBridge Partners, LLC (the "Adviser") whereby the Adviser acts as investment adviser to the Fund.

         SECTION 2.  DISTRIBUTION EXPENSES

         The Trust may reimburse the Distributor for the distribution expenses incurred by the Distributor on behalf of the Fund of up to 0.25% per annum of the Fund's average daily net assets in accordance with the following:

         (a) The Distributor may incur distribution expenses for any distribution-related purpose it deems necessary or appropriate, including: (i) the incremental costs of printing (excluding typesetting) prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Shares, to any prospective investor; (ii) preparing, printing and distributing any other literature used by the Distributor in connection with the offering of Shares for sale to the public and the cost of administering the program, compensation to and expenses (including overhead and telephone) of employees of the Distributor who engage in sales support and distribution activities; (iii) compensating other persons for providing assistance in distributing the Shares; and (iv) reimbursement to the Adviser of the Adviser's distribution-related expenses, including expenses of employees of the Adviser who train or educate others with respect to the Fund and the investment techniques employed to achieve the Fund's investment objective.

         (b) The schedule of such reimbursements and the basis upon which they will be paid shall be determined from time to time by the Trust's Board of Trustees (the "Board"). Unreimbursed distribution expenses of the Distributor incurred during a fiscal year of the Fund may not be reimbursed by the Trust in subsequent fiscal years.

         SECTION 3.  REVIEW AND RECORDS

         (a) The Distributor shall prepare and furnish to the Board, and the Board shall review at least quarterly, written reports setting forth all amounts expended under the Plan by the Trust and the Distributor and identifying the activities for which the expenditures were made.

         (b) The Trust shall preserve copies of the Plan, each agreement related to the Plan and each report prepared and furnished pursuant to this Section in accordance with Rule 12b-1 under the 1940 Act.

         SECTION 4.  EFFECTIVENESS; DURATION; AND TERMINATION

         (a) The Plan shall become effective with respect to the Fund upon approval by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Plan Trustees"), pursuant to a vote cast in person at a meeting called for the purpose of voting on approval of the Plan.

         (b) The Plan shall remain in effect with respect to the Fund for a period of one year from the date of its effectiveness, unless earlier terminated in accordance with this Section, and thereafter shall continue in effect for successive twelve-month periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Plan Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on continuance of the Plan.

         (c) The Plan may be terminated with respect to the Fund without penalty at any time by a vote of (i) a majority of the Plan Trustees or (ii) a vote of a majority of the outstanding voting securities of the Fund.

         SECTION 5.  AMENDMENT

         The Plan may be amended with respect to the Fund at any time by the Board, provided that (i) any material amendments to the Plan shall be effective only upon approval of the Board and a majority of the Plan Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Plan, and (ii) any amendment which increases materially the amount which may be spent by the Trust on behalf of the Fund pursuant to the Plan shall be effective only upon the additional approval a majority of the outstanding voting securities of the Fund.

         SECTION 6.  NOMINATION OF DISINTERESTED TRUSTEES

         While the Plan is in effect, the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of the Trustees of the Trust who are not interested persons of the Trust.

         SECTION 7.  MISCELLANEOUS

         (a) The terms "majority of the outstanding voting securities" and "interested person" shall have the meanings ascribed thereto in the 1940 Act.

         (b) If any provision of the Plan shall be held invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.

                             NBP TRUECROSSING FUNDS
                                DISTRIBUTION PLAN

                                   APPENDIX A

                                      FUNDS
                          NBP TRUECROSSING GROWTH FUND
                        NBP TRUECROSSING TECHNOLOGY FUND